UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 100.2%
Consumer Discretionary 32.1%
Amazon.com, Inc.*	2,600	1,860,612
Chipotle Mexican Grill, Inc.*	1,700	684,692
Lululemon Athletica, Inc.*	7,900	583,494
Netflix, Inc.*	15,000	1,372,200
Priceline Group, Inc. (The)*	550	686,625
Starbucks Corp.	8,000	456,960
Tesla Motors, Inc.*	6,500	1,379,820
Under Armour, Inc., Cl A*	9,400	377,222
Under Armour, Inc., Cl C*	7,050	256,609

		7,658,234

Financials 8.0%
Charles Schwab Corp. (The)	33,100	837,761
First Republic Bank	8,500	594,915
Signature Bank*	3,700	462,204

		1,894,880

Health Care 19.9%
Alexion Pharmaceuticals, Inc.*	4,200	490,392
BioMarin Pharmaceutical, Inc.*	5,700	443,460
Celgene Corp.*	11,500	1,134,245
DexCom, Inc.*	6,200	491,846
Exact Sciences Corp.*	33,000	404,250
Illumina, Inc.*	3,800	533,444
Medidata Solutions, Inc.*	12,500	585,875
Regeneron Pharmaceuticals, Inc.*	1,900	663,537

		4,747,049

Industrials 6.9%
Acuity Brands, Inc.	1,500	371,940
XPO Logistics, Inc.*	48,500	1,273,610

		1,645,550

Information Technology 33.3%
Alphabet, Inc., Cl A*	1,300	914,589
Baidu, Inc. SP ADR*	2,000	330,300
Ellie Mae, Inc.*	5,710	523,322
Facebook, Inc., Cl A*	12,000	1,371,360
MercadoLibre, Inc.	6,300	886,221
Monolithic Power Systems, Inc.	6,300	430,416
Palo Alto Networks, Inc.*	6,700	821,688
Pandora Media, Inc.*	40,000	498,000
Salesforce.com, Inc.*	9,300	738,513
ServiceNow, Inc.*	2,700	179,280
Splunk, Inc.*	2,600	140,868

See Notes to Schedules of Portfolio Investments.

Zillow Group, Inc., Cl C*	30,000	1,088,400

		7,922,957

Total Common Stocks (Cost $14,935,513)		23,868,670

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(a)	30,785	30,785

Total Money Market Fund (Cost $30,785)		30,785

Total Investments (Cost $14,966,298) — 100.3%		23,899,455
Liabilities in Excess of Other Assets — (0.3)%		(70,957)

Net Assets — 100.0%		$23,828,498

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Capital Innovations Global Resources and Infrastructure Fund

	Shares	Value($)
Common Stocks 97.4%
Consumer Staples 3.5%
Adecoagro SA*	4,150	45,525
Archer-Daniels-Midland Co.	1,370	58,759
Bunge Ltd.	605	35,786

		140,070

Energy 32.9%
Anadarko Petroleum Corp.	2,535	134,989
BP PLC SP ADR	3,415	121,267
Canadian Natural Resources Ltd.	1,030	31,755
ConocoPhillips	820	35,752
Eni SpA SP ADR	550	17,793
Exxon Mobil Corp.	1,420	133,111
Fairmount Santrol Holdings, Inc.*	6,540	50,423
Gazprom PJSC SP ADR	8,550	37,022
Green Plains, Inc.	2,050	40,426
Halliburton Co.	1,700	76,993
Kinder Morgan, Inc.	1,450	27,144
Lukoil PJSC SP ADR	785	32,758
Nabors Industries Ltd.	7,875	79,144
Occidental Petroleum Corp.	1,170	88,405
Petroleo Brasileiro SA SP ADR*	2,095	15,000
PrairieSky Royalty Ltd.	20	380
Royal Dutch Shell PLC SP ADR	1,415	78,136
Sasol Ltd. SP ADR	1,050	28,476
Schlumberger Ltd.	1,830	144,716
Suncor Energy, Inc.	1,580	43,813
Total SA SP ADR	2,374	114,189

		1,331,692

Financials 2.0%
Weyerhaeuser Co., REIT	2,783	82,850

Industrials 1.9%
Deere & Co.	970	78,609

Materials 57.1%
Agrium, Inc.	900	81,378
Albemarle Corp.	645	51,155
Alcoa, Inc.	6,825	63,268
ArcelorMittal*	10,720	49,955
Barrick Gold Corp.	8,040	171,654
BHP Billiton Ltd. SP ADR	5,225	149,226
CF Industries Holdings, Inc.	2,115	50,971
E.I. du Pont de Nemours & Co.	1,060	68,688
Freeport-McMoRan, Inc.	6,000	66,840

See Notes to Schedules of Portfolio Investments.

Glencore PLC	57,000	115,984
Goldcorp, Inc.	4,385	83,885
International Paper Co.	1,175	49,797
KapStone Paper and Packaging Corp.	3,155	41,047
Louisiana-Pacific Corp.*	4,120	71,482
LyondellBasell Industries NV, Cl A	535	39,815
Martin Marietta Materials, Inc.	190	36,480
Monsanto Co.	1,090	112,717
Mosaic Co. (The)	1,710	44,768
Newmont Mining Corp.	2,795	109,340
Nucor Corp.	2,000	98,820
Packaging Corp. of America	810	54,213
Platinum Group Metals Ltd.*	6,700	22,713
Potash Corp. of Saskatchewan, Inc.	4,140	67,234
Rio Tinto PLC SP ADR	2,600	81,380
Silver Wheaton Corp.	2,640	62,119
Southern Copper Corp.	735	19,830
Steel Dynamics, Inc.	2,860	70,070
Syngenta AG ADR	995	76,406
United States Steel Corp.	6,085	102,593
Vale SA SP ADR	5,000	25,300
West Fraser Timber Co. Ltd.	1,630	47,653
WestRock Co.	2,260	87,846
Yamana Gold, Inc.	7,500	39,000

		2,313,627

Total Common Stocks (Cost $3,845,027)		3,946,848

Money Market Fund 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(a)	284,188	284,188

Total Money Market Fund (Cost $284,188)		284,188

Total Investments (Cost $4,129,215) — 104.4%		4,231,036
Liabilities in Excess of Other Assets — (4.4)%		(179,918)

Net Assets — 100.0%		$4,051,118

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviation

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)
International Equity Fund

	Shares	Value($)
Common Stocks 92.8%
Australia 4.4%
CSL Ltd.(a)	25,390	2,134,842

Bermuda 1.6%
Lazard Ltd., Cl A	25,225	751,200

Canada 5.9%
Canadian Pacific Railway Ltd.(b)	13,136	1,691,785
Constellation Software, Inc.	2,935	1,135,903

		2,827,688

China 6.8%
Ctrip.com International Ltd. ADR*(b)	32,967	1,358,240
Kaisa Group Holdings Ltd.*(a)(b)(c)	423,000	85,057
Tencent Holdings Ltd.(a)	81,140	1,850,607

		3,293,904

Denmark 12.8%
Chr. Hansen Holding A/S(a)	19,932	1,308,832
Coloplast A/S, Cl B(a)	19,763	1,475,256
Novo Nordisk A/S SP ADR	35,540	1,911,341
Novozymes A/S, Cl B(a)	30,603	1,474,778

		6,170,207

France 7.3%
Essilor International SA(a)	10,705	1,424,760
Hermes International(a)	2,655	1,000,586
LVMH Moet Hennessy Louis Vuitton SE(a)	7,324	1,108,979

		3,534,325

India 3.0%
HDFC Bank Ltd. ADR	22,020	1,461,027

Ireland 7.6%
Accenture PLC, Cl A	8,005	906,886
Experian PLC(a)	75,386	1,431,924
ICON PLC*	19,108	1,337,751

		3,676,561

Japan 5.6%
Keyence Corp.(a)(b)	2,330	1,571,475
Sysmex Corp.(a)(b)	16,940	1,157,940

		2,729,415

Mexico 1.7%
Wal-Mart de Mexico SAB de CV	335,890	808,008

Netherlands 5.8%
Core Laboratories NV	13,388	1,658,639
Yandex NV, Cl A*	51,271	1,120,272

		2,778,911

See Notes to Schedules of Portfolio Investments.

South Africa 1.2%
Shoprite Holdings Ltd.(a)	50,190	568,066

Spain 1.4%
Industria de Diseno Textil SA(a)	20,978	699,563

Switzerland 11.8%
Chubb Ltd.	16,729	2,186,648
Nestle SA(a)	26,302	2,028,823
SGS SA(a)	647	1,483,555

		5,699,026

Taiwan 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	88,590	2,323,716

United Kingdom 11.1%
ARM Holdings PLC SP ADR(b)	30,590	1,392,151
Compass Group PLC(a)	79,145	1,508,629
Reckitt Benckiser Group PLC(a)	24,467	2,461,517

		5,362,297

Total Common Stocks (Cost $41,829,656)		44,818,756

Money Market Funds 14.2%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(d)	2,985,914	2,985,914
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(d)(e)	3,892,273	3,892,273

		6,878,187

Total Money Market Funds (Cost $6,878,187)		6,878,187

Total Investments (Cost $48,707,843) — 107.0%		51,696,943
Liabilities in Excess of Other Assets — (7.0)%		(3,384,482)

Net Assets — 100.0%		$48,312,461

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 51.3% of net assets as of June 30, 2016.
(b)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $3,858,772.
(c)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(e)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $3,982,161. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $89,888. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviations

ADR	– American Depositary Receipt
SAB de CV	– Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.5%
Consumer Discretionary 25.9%
Amazon.com, Inc.*	17,032	12,188,440
Chipotle Mexican Grill, Inc.*	6,832	2,751,656
DR Horton, Inc.	139,779	4,400,243
Harman International Industries, Inc.	19,719	1,416,219
Johnson Controls, Inc.	50,381	2,229,863
Netflix, Inc.*	42,994	3,933,091
NIKE, Inc., Cl B	60,200	3,323,040
Priceline Group, Inc. (The)*	4,991	6,230,814
Royal Caribbean Cruises Ltd.	57,584	3,866,766
Starbucks Corp.	133,152	7,605,642
Ulta Salon Cosmetics & Fragrance, Inc.*	13,995	3,409,742
Under Armour, Inc., Cl A*(a)	75,410	3,026,203
Under Armour, Inc., Cl C*	75,945	2,764,408
VF Corp.	43,594	2,680,595

		59,826,722

Consumer Staples 7.7%
Blue Buffalo Pet Products, Inc.*(a)	38,107	889,417
Colgate-Palmolive Co.	62,454	4,571,633
Costco Wholesale Corp.	30,952	4,860,702
Estee Lauder Cos., Inc. (The), Cl A	37,760	3,436,915
WhiteWave Foods Co. (The)*	86,609	4,065,427

		17,824,094

Energy 2.6%
Devon Energy Corp.	64,176	2,326,380
EOG Resources, Inc.	44,195	3,686,747

		6,013,127

Financials 2.9%
Charles Schwab Corp. (The)	93,245	2,360,031
Discover Financial Services	45,941	2,461,978
Morgan Stanley	70,313	1,826,732

		6,648,741

Health Care 15.8%
Alexion Pharmaceuticals, Inc.*	38,752	4,524,684
Bristol-Myers Squibb Co.	67,631	4,974,260
Cerner Corp.*	46,999	2,754,141
Edwards Lifesciences Corp.*	44,469	4,434,893
Gilead Sciences, Inc.	94,842	7,911,720
HCA Holdings, Inc.*	27,198	2,094,518
McKesson Corp.	17,364	3,240,991
Mylan NV*	149,154	6,449,419

		36,384,626

See Notes to Schedules of Portfolio Investments.

Industrials 10.8%
A.O. Smith Corp.	13,980	1,231,778
BE Aerospace, Inc.	26,576	1,227,147
Delta Air Lines, Inc.	95,032	3,462,016
Fluor Corp.	33,027	1,627,570
Fortune Brands Home & Security, Inc.	48,801	2,828,994
HD Supply Holdings, Inc.*	135,508	4,718,388
Honeywell International, Inc.	45,564	5,300,004
IHS, Inc., Cl A*	11,718	1,354,718
J.B. Hunt Transport Services, Inc.	22,831	1,847,713
WABCO Holdings, Inc.*	13,803	1,263,941

		24,862,269

Information Technology 31.0%
Adobe Systems, Inc.*	25,552	2,447,626
Alphabet, Inc., Cl A*	10,595	7,453,900
Alphabet, Inc., Cl C*	10,880	7,530,048
Analog Devices, Inc.	59,840	3,389,338
Apple, Inc.	82,322	7,869,983
ARM Holdings PLC SP ADR(a)	40,674	1,851,074
Cognizant Technology Solutions Corp., Cl A*	49,685	2,843,969
Facebook, Inc., Cl A*	105,824	12,093,567
NXP Semiconductors NV*	20,072	1,572,440
Palo Alto Networks, Inc.*	19,264	2,362,537
Red Hat, Inc.*	35,224	2,557,262
Salesforce.com, Inc.*	88,202	7,004,121
Splunk, Inc.*	38,911	2,108,198
Visa, Inc., Cl A	116,375	8,631,534
Workday, Inc., Cl A*	26,695	1,993,316

		71,708,913

Materials 1.8%
PPG Industries, Inc.	11,852	1,234,386
Vulcan Materials Co.	24,740	2,977,706

		4,212,092

Total Common Stocks (Cost $131,329,011)		227,480,584

Money Market Funds 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(b)	3,911,487	3,911,487
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(b)(c)	4,561,483	4,561,483

Total Money Market Funds (Cost $8,472,970)		8,472,970

Total Investments (Cost $139,801,981) — 102.2%		235,953,554
Liabilities in Excess of Other Assets — (2.2)%		(5,000,891)

Net Assets — 100.0%		$230,952,663

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

(a)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was 4,733,799.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $4,842,355. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $280,872. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 96.0%
Consumer Discretionary 5.9%
Comcast Corp., Cl A	911,786	59,439,329
Johnson Controls, Inc.	841,972	37,265,681
Macy’s, Inc.	845,600	28,420,616

		125,125,626

Consumer Staples 3.5%
Campbell Soup Co.	82,620	5,496,708
Procter & Gamble Co. (The)	808,743	68,476,270

		73,972,978

Energy 13.7%
Chevron Corp.	719,034	75,376,334
EOG Resources, Inc.	702,424	58,596,210
Exxon Mobil Corp.	833,095	78,094,325
Royal Dutch Shell PLC SP ADR, Cl B(a)	398,310	22,305,360
Schlumberger Ltd.	674,255	53,320,086

		287,692,315

Financials 25.8%
Allstate Corp. (The)	640,286	44,788,006
American Express Co.	81,347	4,942,644
American Tower Corp., REIT	184,343	20,943,208
Ameriprise Financial, Inc.	210,318	18,897,072
Aon PLC	290,055	31,682,708
BlackRock, Inc.	117,361	40,199,663
Chubb Ltd.	461,574	60,332,337
Citigroup, Inc.	1,085,890	46,030,877
Crown Castle International Corp., REIT	207,253	21,021,672
JPMorgan Chase & Co.	826,550	51,361,817
MetLife, Inc.	497,975	19,834,344
Progressive Corp. (The)	651,900	21,838,650
U.S. Bancorp	1,257,793	50,726,792
Wells Fargo & Co.	1,644,798	77,848,289
Willis Towers Watson PLC	222,045	27,602,414
XL Group PLC	152,705	5,086,604

		543,137,097

Health Care 12.0%
Agilent Technologies, Inc.	383,075	16,993,207
Cigna Corp.	410,392	52,526,072
Johnson & Johnson	574,254	69,657,010
Pfizer, Inc.	1,266,960	44,609,662
UnitedHealth Group, Inc.	492,645	69,561,474

		253,347,425

See Notes to Schedules of Portfolio Investments.

Industrials 11.1%
Caterpillar, Inc.	317,924	24,101,819
CSX Corp.	1,379,975	35,989,748
Delta Air Lines, Inc.	663,980	24,188,791
FedEx Corp.	280,444	42,565,790
General Electric Co.	2,398,656	75,509,691
Honeywell International, Inc.	182,961	21,282,024
United Technologies Corp.	103,360	10,599,568

		234,237,431

Information Technology 18.0%
Apple, Inc.	109,440	10,462,464
Applied Materials, Inc.	1,801,182	43,174,333
Cisco Systems, Inc.	1,539,049	44,155,316
EMC Corp.	1,293,861	35,154,203
Hewlett Packard Enterprise Co.	592,660	10,827,898
Intel Corp.	1,193,323	39,140,994
Microsoft Corp.	1,154,857	59,094,033
Oracle Corp.	2,167,359	88,710,004
Texas Instruments, Inc.	757,542	47,460,006

		378,179,251

Materials 1.7%
Dow Chemical Co. (The)	717,247	35,654,348

Telecommunication Services 2.8%
Verizon Communications, Inc.	1,069,471	59,719,261

Utilities 1.5%
NextEra Energy, Inc.	236,349	30,819,909

Total Common Stocks (Cost $1,613,486,113)		2,021,885,641

Money Market Funds 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(b)	91,556,415	91,556,415
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(b)(c)	2,169,775	2,169,775

Total Money Market Funds (Cost $93,726,190)		93,726,190

Total Investments (Cost $1,707,212,303) — 100.5%		2,115,611,831
Liabilities in Excess of Other Assets — (0.5)%		(10,275,221)

Net Assets — 100.0%		$2,105,336,610

(a)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $2,122,400.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 97.7%
Consumer Discretionary 8.1%
Hanesbrands, Inc.	2,200,000	55,286,000
Johnson Controls, Inc.	1,435,000	63,513,100
Marriott International, Inc., Cl A(a)	550,000	36,553,000
Newell Brands, Inc.	575,000	27,927,750
Ralph Lauren Corp.	625,000	56,012,500
Whirlpool Corp.	94,500	15,747,480

		255,039,830

Energy 12.0%
Anadarko Petroleum Corp.	900,000	47,925,000
Baker Hughes, Inc.	1,250,000	56,412,500
Cabot Oil & Gas Corp.	1,375,000	35,392,500
Marathon Petroleum Corp.	1,420,000	53,903,200
National Oilwell Varco, Inc.	665,000	22,377,250
Noble Energy, Inc.	1,300,000	46,631,000
Patterson-UTI Energy, Inc.	1,150,000	24,518,000
Pioneer Natural Resources Co.	620,000	93,750,200

		380,909,650

Financials 30.1%
Allstate Corp. (The)	1,200,000	83,940,000
American Campus Communities, Inc., REIT	700,000	37,009,000
Ameriprise Financial, Inc.	1,000,000	89,850,000
BankUnited, Inc.	1,124,800	34,553,856
BB&T Corp.	1,040,000	37,034,400
Citizens Financial Group, Inc.	1,750,000	34,965,000
Corporate Office Properties Trust, REIT	1,000,000	29,570,000
Crown Castle International Corp., REIT	160,000	16,228,800
Hartford Financial Services Group, Inc. (The)	1,850,000	82,103,000
Lazard Ltd., Cl A	3,051,000	90,858,780
MB Financial, Inc.	1,400,000	50,792,000
PacWest Bancorp	880,000	35,006,400
Parkway Properties, Inc., REIT	1,440,000	24,091,200
Progressive Corp. (The)	1,750,000	58,625,000
Umpqua Holdings Corp.	2,100,000	32,487,000
Weyerhaeuser Co., REIT	800,000	23,816,000
Willis Towers Watson PLC	565,000	70,235,150
XL Group PLC	2,600,000	86,606,000
Zions Bancorp.	1,330,000	33,422,900

		951,194,486

Health Care 9.1%
Agilent Technologies, Inc.	1,000,000	44,360,000
Cigna Corp.	1,020,000	130,549,800
Humana, Inc.	350,000	62,958,000
STERIS PLC	715,000	49,156,250

		287,024,050

See Notes to Schedules of Portfolio Investments.

Industrials 14.7%
Alaska Air Group, Inc.	600,000	34,974,000
Allison Transmission Holdings, Inc.	900,000	25,407,000
CSX Corp.	1,350,000	35,208,000
Delta Air Lines, Inc.	1,314,500	47,887,235
Donaldson Co., Inc.	475,000	16,321,000
Hubbell, Inc.	160,000	16,875,200
Ingersoll-Rand PLC	483,000	30,757,440
ITT, Inc.	649,700	20,777,406
J.B. Hunt Transport Services, Inc.	300,000	24,279,000
Lincoln Electric Holdings, Inc.	220,000	12,997,600
Macquarie Infrastructure Corp.	620,000	45,911,000
Orbital ATK, Inc.	345,000	29,373,300
Oshkosh Corp.	625,000	29,818,750
Pentair PLC	625,000	36,431,250
Rockwell Automation, Inc.	140,000	16,074,800
Stanley Black & Decker, Inc.	150,000	16,683,000
Textron, Inc.	650,000	23,764,000

		463,539,981

Information Technology 10.8%
Analog Devices, Inc.	725,000	41,064,000
Applied Materials, Inc.	2,750,000	65,917,500
Cypress Semiconductor Corp.(a)	7,000,000	73,850,000
Harris Corp.	875,000	73,010,000
Hewlett Packard Enterprise Co.	2,600,000	47,502,000
KLA-Tencor Corp.	550,000	40,287,500

		341,631,000

Materials 4.2%
Ashland, Inc.	280,000	32,135,600
Eagle Materials, Inc.	440,000	33,946,000
Martin Marietta Materials, Inc.	40,000	7,680,000
PPG Industries, Inc.	310,000	32,286,500
Sherwin-Williams Co. (The)	95,000	27,898,650

		133,946,750

Utilities 8.7%
American Electric Power Co., Inc.	550,000	38,549,500
Edison International	410,000	31,844,700
Exelon Corp.	1,000,000	36,360,000
NextEra Energy Partners LP	1,950,000	59,241,000
PG&E Corp.	600,000	38,352,000
PPL Corp.	900,000	33,975,000
Sempra Energy	320,000	36,486,400

		274,808,600

Total Common Stocks (Cost $2,845,567,963)		3,088,094,347

See Notes to Schedules of Portfolio Investments.

Money Market Funds 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(b)	52,636,152	52,636,152
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(b)(c)	79,011,320	79,011,320

Total Money Market Funds (Cost $131,647,472)		131,647,472

Total Investments (Cost $2,977,215,435) — 101.8%		3,219,741,819
Liabilities in Excess of Other Assets — (1.8)%		(58,415,281)

Net Assets — 100.0%		$3,161,326,538

(a)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $76,428,100.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $79,023,016. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,696. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 16.0%
American Axle & Manufacturing Holdings, Inc.*	27,666	400,604
Cheesecake Factory, Inc. (The)	11,834	569,689
Cracker Barrel Old Country Store, Inc.(a)	5,052	866,266
Denny’s Corp.*	58,987	632,930
Dorman Products, Inc.*	7,035	402,402
Five Below, Inc.*	10,369	481,225
G-III Apparel Group Ltd.*	14,319	654,665
Group 1 Automotive, Inc.	7,522	371,286
Kirkland’s, Inc.	26,298	386,055
Lithia Motors, Inc., Cl A	3,891	276,533
Monro Muffler Brake, Inc.	8,662	550,557
Sinclair Broadcast Group, Inc., Cl A	23,357	697,440
Starz, Cl A*	18,150	543,048
Tenneco, Inc.*	9,648	449,693
Universal Electronics, Inc.*	6,447	465,989
Wayfair, Inc., Cl A*(a)	7,734	301,626

		8,050,008

Consumer Staples 3.3%
Casey’s General Stores, Inc.	4,842	636,771
Energizer Holdings, Inc.	11,929	614,224
Orchids Paper Products Co.	11,368	404,360

		1,655,355

Energy 1.3%
Carrizo Oil & Gas, Inc.*	18,048	647,021

Financials 8.6%
AMERISAFE, Inc.	9,277	567,938
Cardinal Financial Corp.	26,691	585,601
Coresite Realty Corp., REIT	5,640	500,212
Employers Holdings, Inc.	15,911	461,737
Home BancShares, Inc.	27,398	542,206
MarketAxess Holdings, Inc.	4,377	636,416
QTS Realty Trust, Inc., CL A, REIT	11,885	665,322
Texas Capital Bancshares, Inc.*	8,342	390,072

		4,349,504

Health Care 25.3%
ABIOMED, Inc.*	5,087	555,958
Adeptus Health, Inc., Cl A*(a)	7,585	391,841
AMN Healthcare Services, Inc.*	21,180	846,565
Amsurg Corp.*	5,601	434,302
Array BioPharma, Inc.*	67,073	238,780
Cambrex Corp.*	12,031	622,364

See Notes to Schedules of Portfolio Investments.

Chemed Corp.	2,786	379,760
Depomed, Inc.*(a)	24,894	488,420
HealthSouth Corp.	18,750	727,875
ICU Medical, Inc.*	4,346	490,012
Idera Pharmaceuticals, Inc.*(a)	158,539	242,565
Inogen, Inc.*	13,513	677,136
Insmed, Inc.*	29,843	294,252
Keryx Biopharmaceuticals, Inc.*(a)	55,878	369,912
Ligand Pharmaceuticals, Inc.*	6,519	777,521
Molina Healthcare, Inc.*	9,801	489,070
Neurocrine Biosciences, Inc.*	11,970	544,036
NuVasive, Inc.*	11,878	709,354
NxStage Medical, Inc.*	38,496	834,593
Omnicell, Inc.*	14,608	500,032
Portola Pharmaceuticals, Inc.*	20,419	481,888
Prestige Brands Holdings, Inc.*	9,101	504,195
Radius Health, Inc.*(a)	8,926	328,031
Ultragenyx Pharmaceutical, Inc.*	5,829	285,096
Vanda Pharmaceuticals, Inc.*	46,193	516,900

		12,730,458

Industrials 18.3%
AAON, Inc.	19,009	522,938
Air Transport Services Group, Inc.*	38,703	501,591
American Woodmark Corp.*	5,696	378,100
AZZ, Inc.	8,604	516,068
Badger Meter, Inc.	9,009	657,927
Beacon Roofing Supply, Inc.*	14,164	644,037
Comfort Systems USA, Inc.	20,377	663,679
Dycom Industries, Inc.*	10,789	968,421
Forward Air Corp.	14,032	624,845
Hawaiian Holdings, Inc.*	10,713	406,666
Healthcare Services Group, Inc.	14,688	607,789
HNI Corp.	8,754	406,973
Korn/Ferry International	17,296	358,027
Simpson Manufacturing Co., Inc.	18,922	756,312
Trex Co., Inc.*	13,494	606,151
Universal Forest Products, Inc.	6,371	590,528

		9,210,052

Information Technology 20.1%
Aspen Technology, Inc.*	18,526	745,486
Demandware, Inc.*	10,423	780,683
Ellie Mae, Inc.*	7,963	729,809
Euronet Worldwide, Inc.*	7,799	539,613
Guidewire Software, Inc.*	13,168	813,256
Inphi Corp.*	19,224	615,745
Integrated Device Technology, Inc.*	34,814	700,806
Littelfuse, Inc.	7,350	868,696
LogMeIn, Inc.*	7,064	448,069
Manhattan Associates, Inc.*	7,741	496,430
MaxLinear, Inc., CL A*	22,219	399,498

See Notes to Schedules of Portfolio Investments.

NIC, Inc.	17,319	379,979
Paycom Software, Inc.*(a)	15,611	674,551
Proofpoint, Inc.*(a)	12,217	770,771
Q2 Holdings, Inc.*	29,455	825,329
Virtusa Corp.*	11,843	342,026

		10,130,747

Materials 5.1%
Balchem Corp.	9,740	580,991
GCP Applied Technologies, Inc.*	21,765	566,761
HB Fuller Co.	9,575	421,204
Olin Corp.	24,016	596,557
Quaker Chemical Corp.	4,646	414,423

		2,579,936

Telecommunication Services 1.6%
8x8, Inc.*	55,726	814,157

Total Common Stocks (Cost $44,558,098)		50,167,238

Money Market Funds 10.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(b)	787,937	787,937
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(b)(c)	4,579,770	4,579,770

Total Money Market Funds (Cost $5,367,707)		5,367,707

Total Investments (Cost $49,925,805) — 110.3%		55,534,945
Liabilities in Excess of Other Assets — (10.3)%		(5,170,074)

Net Assets — 100.0%		$50,364,871

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $4,433,983.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2016

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.9%
Consumer Discretionary 17.3%
AMC Entertainment Holdings, Inc., Cl A	863,540	23,842,339
Chico’s FAS, Inc.	936,300	10,027,773
Guess?, Inc.	1,014,454	15,267,533
HSN, Inc.	453,860	22,207,370
Matthews International Corp., Cl A	50,440	2,806,482
MDC Partners, Inc., Cl A	239,800	4,385,942
Meredith Corp.	10,190	528,963
Papa John’s International, Inc.	248,700	16,911,600
Regal Entertainment Group, Cl A	650,200	14,330,408
Ruth’s Hospitality Group, Inc.	181,370	2,892,851
Scholastic Corp.	207,790	8,230,562
Sonic Automotive, Inc., Cl A	600,170	10,268,909
Thor Industries, Inc.	272,980	17,672,725
Tupperware Brands Corp.	67,500	3,798,900
Wolverine World Wide, Inc.	20,500	416,560

		153,588,917

Consumer Staples 9.6%
B&G Foods, Inc.	589,200	28,399,440
Calavo Growers, Inc.	23,600	1,581,200
Energizer Holdings, Inc.	714,400	36,784,456
Inter Parfums, Inc.	212,100	6,059,697
J&J Snack Foods Corp.	40,800	4,866,216
PriceSmart, Inc.	24,400	2,283,108
Sanderson Farms, Inc.	66,001	5,718,327

		85,692,444

Energy 0.3%
Bristow Group, Inc.	214,360	2,445,848

Financials 24.2%
Alexander & Baldwin, Inc.	307,410	11,109,797
Banco Latinoamericano de Expectaciones SA, Cl E	51,870	1,374,555
Bank of Hawaii Corp.	259,240	17,835,712
Cohen & Steers, Inc.	348,900	14,109,516
Evercore Partners, Inc., Cl A	348,620	15,405,518
Hanover Insurance Group, Inc. (The)	307,770	26,043,497
Horace Mann Educators Corp.	361,400	12,211,706
Medical Properties Trust, Inc., REIT	1,728,530	26,290,941
Monmouth Real Estate Investment Corp., REIT	59,650	790,959
Oppenheimer Holdings, Inc., Cl A	13,010	201,135
Outfront Media, Inc., REIT	810,495	19,589,664
Parkway Properties, Inc., REIT	615,750	10,301,498
Post Properties, Inc., REIT	122,804	7,497,184

See Notes to Schedules of Portfolio Investments.

Primerica, Inc.	376,900	21,573,756
Tanger Factory Outlet Centers, Inc., REIT	321,800	12,929,924
Trust Co Bank Corp. NY	218,450	1,400,265
UMB Financial Corp.	305,950	16,279,599

		214,945,226

Health Care 5.1%
Ensign Group, Inc. (The)	149,040	3,131,330
Hill-Rom Holdings, Inc.	475,130	23,970,309
Landauer, Inc.	237,840	9,789,494
Phibro Animal Health Corp., Cl A	464,000	8,658,240

		45,549,373

Industrials 27.5%
AAR Corp.	295,870	6,905,606
ABM Industries, Inc.	416,227	15,183,961
Advanced Drainage Systems, Inc.	11,200	306,544
Badger Meter, Inc.	178,391	13,027,895
BWX Technologies, Inc.	159,400	5,701,738
China Yuchai International Ltd.	63,590	688,044
CLARCOR, Inc.	334,550	20,350,676
Covanta Holding Corp.	1,081,200	17,785,740
Cubic Corp.	298,100	11,971,696
EMCOR Group, Inc.	295,540	14,558,300
Forward Air Corp.	393,100	17,504,743
Granite Construction, Inc.	46,340	2,110,787
Herman Miller, Inc.	633,180	18,925,750
Interface, Inc.	141,361	2,155,755
ITT, Inc.	135,757	4,341,509
Kelly Services, Inc., Cl A	823,310	15,618,191
Kforce, Inc.	326,400	5,512,896
Knoll, Inc.	513,300	12,462,924
Luxfer Holdings PLC ADR	165,710	1,993,491
MSA Safety, Inc.	153,702	8,073,966
Mueller Water Products, Inc., Cl A	1,685,830	19,252,179
Multi-Color Corp.	109,900	6,967,660
NN, Inc.	127,000	1,776,730
Sun Hydraulics Corp.	27,020	802,224
Tennant Co.	35,380	1,905,921
Tetra Tech, Inc.	407,500	12,528,587
Viad Corp.	202,590	6,280,290

		244,693,803

Information Technology 7.9%
Black Box Corp.	47,400	619,992
Daktronics, Inc.	600,250	3,751,563
Fair Isaac Corp.	402,750	45,514,777
Plantronics, Inc.	460,560	20,264,640

		70,150,972

Materials 3.3%
A. Schulman, Inc.	9,200	224,664
Carpenter Technology Corp.	205,600	6,770,408
Haynes International, Inc.	101,330	3,250,666
Hecla Mining Co.	3,797,440	19,366,944

		29,612,682

See Notes to Schedules of Portfolio Investments.

Utilities 3.7%
ALLETE, Inc.	175,740	11,358,076
California Water Service Group	333,890	11,662,778
NorthWestern Corp.	147,700	9,315,439

		32,336,293

Total Common Stocks (Cost $698,857,180)		879,015,558

Money Market Fund 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class, 0.47%(a)	16,219,609	16,219,609

Total Money Market Fund (Cost $16,219,609)		16,219,609

Total Investments (Cost $715,076,789) — 100.7%		895,235,167
Liabilities in Excess of Other Assets — (0.7)%		(5,928,405)

Net Assets — 100.0%		$889,306,762

(a)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 66.6%
RidgeWorth International Equity Fund(a)	34,412	328,637
RidgeWorth Large Cap Growth Stock Fund(a)	207,119	1,897,206
RidgeWorth Large Cap Value Equity Fund(a)	93,324	1,438,121
RidgeWorth Mid-Cap Value Equity Fund(a)	42,787	539,976
RidgeWorth Small Cap Growth Stock Fund(a)	14,395	130,560
RidgeWorth Small Cap Value Equity Fund(b)	11,585	139,014

Total Equity Funds (Cost $3,472,003)		4,473,514

Fixed Income Funds 7.0%
RidgeWorth Seix Core Bond Fund(a)	28	315
RidgeWorth Seix Corporate Bond Fund(b)	2,909	25,631
RidgeWorth Seix Floating Rate High Income Fund(a)	1,020	8,673
RidgeWorth Seix High Income Fund(a)	1,504	9,292
RidgeWorth Seix High Yield Fund(b)	1,126	9,075
RidgeWorth Seix Total Return Bond Fund(a)	32,849	358,056
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	5,783	58,007

Total Fixed Income Funds (Cost $455,013)		469,049
Exchange Traded Funds 23.9%
Consumer Discretionary Select Sector SPDR Fund	397	30,986
Consumer Staples Select Sector SPDR Fund	479	26,417
Energy Select Sector SPDR Fund	271	18,493
Financial Select Sector SPDR Fund	1,734	39,587
Health Care Select Sector SPDR Fund	514	36,864
Industrial Select Sector SPDR Fund	454	25,406
iShares Barclays 20+ Year Treasury Bond Fund	87	12,084
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	82	9,567
iShares Core S&P 500 Fund	310	65,317
iShares Core U.S. Aggregate Bond Fund	4,638	522,100
iShares Currency Hedged MSCI EAFE Fund	19,437	466,099
iShares Currency Hedged MSCI Emerging Markets Fund	82	1,702
iShares Dow Jones U.S. Real Estate Index Fund	78	6,419
iShares MSCI EAFE Fund	32	1,786
iShares MSCI Emerging Markets Index Fund	61	2,096
iShares Russell 2000 Index Fund	147	16,900
iShares U.S. Telecommunications Fund	216	7,193
Materials Select Sector SPDR Fund	152	7,044
Technology Select Sector SPDR Fund	1,148	49,777
Utilities Select Sector SPDR Fund	174	9,130
VanEck Vectors Gold Miners Fund	8,998	249,245

Total Exchange Traded Funds (Cost $1,455,502)		1,604,212

See Notes to Schedules of Portfolio Investments.

Money Market Fund 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(c)	157,114	157,114

Total Money Market Fund (Cost $157,114)		157,114

Total Investments (Cost $5,539,632) — 99.8%		6,703,889
Other Assets in Excess of Liabilities — 0.2%		15,097

Net Assets — 100.0%		$6,718,986

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 26.9%
RidgeWorth International Equity Fund(a)	128,965	1,231,618
RidgeWorth Large Cap Growth Stock Fund(a)	788,361	7,221,391
RidgeWorth Large Cap Value Equity Fund(a)	356,955	5,500,679
RidgeWorth Mid-Cap Value Equity Fund(a)	160,428	2,024,598
RidgeWorth Small Cap Growth Stock Fund(a)	53,874	488,638
RidgeWorth Small Cap Value Equity Fund(b)	43,405	520,866

Total Equity Funds (Cost $15,755,260)		16,987,790

Fixed Income Funds 36.5%
RidgeWorth Seix Core Bond Fund(a)	791	8,776
RidgeWorth Seix Corporate Bond Fund(b)	123,837	1,091,001
RidgeWorth Seix Floating Rate High Income Fund(a)	41,502	352,770
RidgeWorth Seix High Income Fund(a)	60,784	375,647
RidgeWorth Seix High Yield Fund(b)	45,513	366,836
RidgeWorth Seix Total Return Bond Fund(a)	1,675,554	18,263,538
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	258,387	2,591,620

Total Fixed Income Funds (Cost $22,377,001)		23,050,188

Exchange Traded Funds 36.1%
Consumer Discretionary Select Sector SPDR Fund	1,287	100,450
Consumer Staples Select Sector SPDR Fund	1,551	85,538
Energy Select Sector SPDR Fund	877	59,846
Financial Select Sector SPDR Fund	5,615	128,190
Health Care Select Sector SPDR Fund	1,665	119,414
Industrial Select Sector SPDR Fund	1,469	82,205
iShares Barclays 20+ Year Treasury Bond Fund	3,927	545,460
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,694	430,979
iShares Core S&P 500 Fund	758	159,711
iShares Core U.S. Aggregate Bond Fund	160,428	18,059,380
iShares Currency Hedged MSCI EAFE Fund	73,045	1,751,619
iShares Currency Hedged MSCI Emerging Markets Fund	277	5,751
iShares Dow Jones U.S. Real Estate Index Fund	300	24,690
iShares MSCI EAFE Fund	122	6,809
iShares MSCI Emerging Markets Index Fund	195	6,700
iShares Russell 2000 Index Fund	560	64,383
iShares US Telecommunications Fund	699	23,277
Materials Select Sector SPDR Fund	492	22,799
Technology Select Sector SPDR Fund	3,718	161,213
Utilities Select Sector SPDR Fund	564	29,593
VanEck Vectors Gold Miners Fund	33,698	933,435

Total Exchange Traded Funds (Cost $21,644,870)		22,801,442

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(c)	484,001	484,001

Total Money Market Fund (Cost $484,001)		484,001

Total Investments (Cost $60,261,132) — 100.3%		63,323,421
Liabilities in Excess of Other Assets — (0.3)%		(168,655)

Net Assets — 100.0%		$63,154,766

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 59.6%
RidgeWorth International Equity Fund(a)	186,252	1,778,703
RidgeWorth Large Cap Growth Stock Fund(a)	1,133,134	10,379,512
RidgeWorth Large Cap Value Equity Fund(a)	511,568	7,883,259
RidgeWorth Mid-Cap Value Equity Fund(a)	232,138	2,929,578
RidgeWorth Small Cap Growth Stock Fund(a)	77,248	700,641
RidgeWorth Small Cap Value Equity Fund(b)	62,621	751,457

Total Equity Funds (Cost $19,886,778)		24,423,150

Fixed Income Funds 14.4%
RidgeWorth Seix Core Bond Fund(a)	260	2,882
RidgeWorth Seix Corporate Bond Fund(b)	31,470	277,254
RidgeWorth Seix Floating Rate High Income Fund(a)	10,525	89,467
RidgeWorth Seix High Income Fund(a)	15,519	95,907
RidgeWorth Seix High Yield Fund(b)	11,475	92,489
RidgeWorth Seix Total Return Bond Fund(a)	431,633	4,704,800
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	65,447	656,431

Total Fixed Income Funds (Cost $5,435,819)		5,919,230

Exchange Traded Funds 25.3%
Consumer Discretionary Select Sector SPDR Fund	2,057	160,549
Consumer Staples Select Sector SPDR Fund	2,479	136,717
Energy Select Sector SPDR Fund	1,402	95,672
Financial Select Sector SPDR Fund	8,974	204,876
Health Care Select Sector SPDR Fund	2,661	190,847
Industrial Select Sector SPDR Fund	2,349	131,450
iShares Barclays 20+ Year Treasury Bond Fund	995	138,205
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	934	108,970
iShares Core S&P 500 Fund	1,214	255,790
iShares Core U.S. Aggregate Bond Fund	40,016	4,504,601
iShares Currency Hedged MSCI EAFE Fund	105,718	2,535,118
iShares Currency Hedged MSCI Emerging Markets Fund	492	10,214
iShares Dow Jones U.S. Real Estate Index Fund	436	35,883
iShares MSCI EAFE Fund	183	10,213
iShares MSCI Emerging Markets Index Fund	296	10,171
iShares Russell 2000 Index Fund	891	102,438
iShares U.S. Telecommunications Fund	1,118	37,229
Materials Select Sector SPDR Fund	787	36,470
Technology Select Sector SPDR Fund	5,942	257,645
Utilities Select Sector SPDR Fund	902	47,328
VanEck Vectors Gold Miners Fund	48,850	1,353,145

Total Exchange Traded Funds (Cost $9,408,310)		10,363,531

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(c)	315,968	315,968

Total Money Market Fund (Cost $315,968)		315,968

Total Investments (Cost $35,046,875) — 100.1%		41,021,879
Liabilities in Excess of Other Assets — (0.1)%		(55,957)

Net Assets — 100.0%		$40,965,922

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 43.5%
RidgeWorth International Equity Fund(a)	191,978	1,833,386
RidgeWorth Large Cap Growth Stock Fund(a)	1,172,911	10,743,862
RidgeWorth Large Cap Value Equity Fund(a)	530,979	8,182,394
RidgeWorth Mid-Cap Value Equity Fund(a)	238,902	3,014,941
RidgeWorth Small Cap Growth Stock Fund(a)	80,450	729,682
RidgeWorth Small Cap Value Equity Fund(b)	64,689	776,267

Total Equity Funds (Cost $19,527,850)		25,280,532

Fixed Income Funds 25.2%
RidgeWorth Seix Core Bond Fund(a)	498	5,518
RidgeWorth Seix Corporate Bond Fund(b)	78,835	694,536
RidgeWorth Seix Floating Rate High Income Fund(a)	26,431	224,665
RidgeWorth Seix High Income Fund(a)	38,681	239,047
RidgeWorth Seix High Yield Fund(b)	28,966	233,463
RidgeWorth Seix Total Return Bond Fund(a)	1,065,794	11,617,152
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(b)	164,437	1,649,299

Total Fixed Income Funds (Cost $13,446,085)		14,663,680

Exchange Traded Funds 30.5%
Consumer Discretionary Select Sector SPDR Fund	1,967	153,524
Consumer Staples Select Sector SPDR Fund	2,371	130,761
Energy Select Sector SPDR Fund	1,341	91,510
Financial Select Sector SPDR Fund	8,582	195,927
Health Care Select Sector SPDR Fund	2,545	182,527
Industrial Select Sector SPDR Fund	2,245	125,630
iShares Barclays 20+ Year Treasury Bond Fund	2,497	346,833
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,351	274,291
iShares Core S&P 500 Fund	1,041	219,339
iShares Core U.S. Aggregate Bond Fund	102,058	11,488,669
iShares Currency Hedged MSCI EAFE Fund	108,718	2,607,058
iShares Currency Hedged MSCI Emerging Markets Fund	430	8,927
iShares Dow Jones U.S. Real Estate Index Fund	436	35,883
iShares MSCI EAFE Fund	178	9,934
iShares MSCI Emerging Markets Index Fund	331	11,373
iShares Russell 2000 Index Fund	813	93,470
iShares U.S. Telecommunications Fund	1,069	35,598
Materials Select Sector SPDR Fund	753	34,894
Technology Select Sector SPDR Fund	5,683	246,415
Utilities Select Sector SPDR Fund	863	45,282
VanEck Vectors Gold Miners Fund	50,191	1,390,291

Total Exchange Traded Funds (Cost $16,408,521)		17,728,136

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(c)	507,222	507,222

Total Money Market Fund (Cost $507,222)		507,222

Total Investments (Cost $49,889,678) — 100.1%		58,179,570
Liabilities in Excess of Other Assets — (0.1)%		(59,081)

Net Assets — 100.0%		$58,120,489

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)
Seix Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.5%
Automobiles 0.3%
Ford Credit Auto Owner Trust, Series 2016-1, Cl A, 2.310%, 08/15/27(a)	845,000	862,665

Credit Card 1.5%
American Express Issuance Trust II, Series 2013-1, Cl A, 0.722%, 02/15/19(b)	380,000	379,733
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	2,125,000	2,186,176
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.892%, 07/15/22(b)	953,000	943,953
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.178%, 05/15/28(b)	396,000	369,536

		3,879,398

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	1,150,438	1,181,385
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,144,843	1,178,272
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	685,000	694,877
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	1,205,000	1,219,701

		4,274,235

Total Asset-Backed Securities (Cost $8,860,340)		9,016,298

Collateralized Mortgage Obligations 5.1%
Commercial Mortgage Backed Securities 5.1%
Federal National Mortgage Association
Series 2006-M2, Cl A2A, 5.271%, 10/25/32(b)	700,746	779,195

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	605,000	657,854
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	490,000	521,678
Series 2016-K52, Cl B, 4.055%, 01/25/49(a)(b)	745,000	725,100

		1,904,632

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	980,000	1,060,341
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,221,352

		2,281,693

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,117,741

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	380,000	394,081

Madison Avenue Trust
Series 2013-650M, Cl B, 4.169%, 10/12/32(a)(b)	1,815,000	1,938,811

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	2,285,000	2,428,408

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 3.947%, 12/13/29(a)(b)	1,125,000	1,185,114

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(a)	510,000	548,121

See Notes to Schedules of Portfolio Investments.

WFRBS Commercial Mortgage Trust
Series 2012-C6, Cl AS, 3.835%, 04/15/45	638,000	688,470

		13,266,266

Total Collateralized Mortgage Obligations (Cost $12,932,344)		13,266,266

Corporate Bonds 28.8%
Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,187,000	1,205,356

Airlines 0.3%
Southwest Airlines Co., 2.650%, 11/05/20	415,000	428,346
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	379,000	388,475

		816,821

Auto Manufacturers 1.6%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)(c)	806,000	826,725
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	564,000	574,486
Ford Motor Credit Co. LLC, 3.336%, 03/18/21	1,153,000	1,195,807
General Motors Co., 5.200%, 04/01/45	835,000	827,257
Volkswagen International Finance, 2.375%, 03/22/17(a)	742,000	746,845

		4,171,120

Auto Parts & Equipment 0.5%
Delphi Automotive PLC, 4.250%, 01/15/26	482,000	526,747
Magna International, Inc., 4.150%, 10/01/25	811,000	891,103

		1,417,850

Banks 5.8%
Bank of America Corp., 1.700%, 08/25/17, MTN	644,000	646,410
Bank of America Corp., 4.450%, 03/03/26, MTN	450,000	470,671
Bank of America NA, 1.750%, 06/05/18	498,000	501,321
Citigroup, Inc., 2.500%, 09/26/18	1,039,000	1,059,593
Cooperatieve Rabobank UA, 2.500%, 01/19/21, MTN	479,000	490,983
Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	877,000	880,790
Fifth Third Bank, 2.250%, 06/14/21	715,000	726,152
Fifth Third Bank, 3.850%, 03/15/26	980,000	1,029,160
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	558,000	582,140
Huntington National Bank (The), 1.300%, 11/20/16	1,072,000	1,073,203
ING Bank NV, 1.800%, 03/16/18(a)	684,000	687,880
JPMorgan Chase & Co., 2.250%, 01/23/20	823,000	834,319
KeyCorp, 2.900%, 09/15/20, MTN	423,000	437,503
Lloyds Bank PLC, 2.050%, 01/22/19	600,000	598,444
Lloyds Banking Group PLC, 3.100%, 07/06/21	327,000	327,566
Morgan Stanley, 3.875%, 01/27/26, MTN	1,714,000	1,819,562
Morgan Stanley, 3.950%, 04/23/27	464,000	469,243
US Bancorp, 2.350%, 01/29/21, MTN	392,000	404,643
US Bancorp, 3.600%, 09/11/24, MTN	639,000	688,313
US Bank NA, 1.100%, 01/30/17	1,229,000	1,229,600

		14,957,496

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	337,000	349,474
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	209,000	223,891
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	645,000	755,838
Molson Coors Brewing Co., 4.200%, 07/15/46(d)	479,000	481,048
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	1,133,000	1,140,498

		2,950,749

See Notes to Schedules of Portfolio Investments.

Biotechnology 0.3%
Celgene Corp., 4.625%, 05/15/44	288,000	299,550
Celgene Corp., 5.000%, 08/15/45	422,000	464,765

		764,315

Commercial Services 0.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	567,000	572,613
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	310,000	333,230
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	337,000	356,058
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	504,000	565,770

		1,827,671

Computers 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	460,000	494,550

Diversified Financial Services 1.2%
Air Lease Corp., 2.625%, 09/04/18	1,276,000	1,275,731
American Express Credit Corp., 2.375%, 03/24/17, MTN	360,000	363,517
Lazard Group LLC, 3.750%, 02/13/25	1,189,000	1,181,963
TD Ameritrade Holding Corp., 2.950%, 04/01/22	391,000	407,389

		3,228,600

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	220,000	291,727
Dominion Resources, Inc., 1.950%, 08/15/16	322,000	322,309
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	810,000	822,087
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	307,474

		1,743,597

Electronics 0.1%
Fortive Corp., 4.300%, 06/15/46(a)	202,000	214,645

Healthcare - Products 0.4%
Becton Dickinson and Co., 4.685%, 12/15/44	211,000	237,708
Medtronic, Inc., 3.500%, 03/15/25	176,000	191,862
Medtronic, Inc., 4.625%, 03/15/45	450,000	529,151

		958,721

Healthcare - Services 0.5%
Aetna, Inc., 4.375%, 06/15/46	889,000	923,225
Howard Hughes Medical Institute, 3.500%, 09/01/23	405,000	446,937

		1,370,162

Insurance 0.9%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	270,000	310,614
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	702,000	708,144
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	975,000	1,088,997
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	259,000	281,643

		2,389,398

Media 0.5%
Comcast Corp., 4.650%, 07/15/42	1,167,000	1,339,151

Mining 2.1%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	775,000	809,705
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	658,000	680,277
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	544,000	632,113
Newmont Mining Corp., 4.875%, 03/15/42	949,000	938,370
Newmont Mining Corp., 6.250%, 10/01/39	1,793,000	1,995,431
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	445,000	465,524

		5,521,420

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 0.9%
3M Co., 1.375%, 09/29/16, MTN	327,000	327,598
General Electric Co., 3.450%, 05/15/24, MTN	940,000	1,023,476
General Electric Co., 4.125%, 10/09/42	240,000	263,983
General Electric Co., 5.250%, 12/06/17	653,000	691,815

		2,306,872

Oil & Gas 3.7%
Apache Corp., 3.250%, 04/15/22	649,000	664,838
BP Capital Markets PLC, 2.248%, 11/01/16	471,000	473,007
ConocoPhillips Co., 5.950%, 03/15/46	696,000	865,991
Devon Energy Corp., 5.850%, 12/15/25(c)	649,000	715,902
Ensco PLC, 4.500%, 10/01/24	262,000	175,540
Ensco PLC, 5.200%, 03/15/25	337,000	234,215
Ensco PLC, 5.750%, 10/01/44	637,000	382,200
EOG Resources, Inc., 4.150%, 01/15/26	938,000	1,026,893
Exxon Mobil Corp., 1.912%, 03/06/20	198,000	201,717
Exxon Mobil Corp., 3.043%, 03/01/26	783,000	831,165
Marathon Oil Corp., 3.850%, 06/01/25(c)	648,000	595,337
Marathon Petroleum Corp., 3.625%, 09/15/24	96,000	94,272
Marathon Petroleum Corp., 5.000%, 09/15/54	363,000	304,072
Shell International Finance BV, 1.875%, 05/10/21	427,000	429,263
Shell International Finance BV, 2.875%, 05/10/26	427,000	433,824
Shell International Finance BV, 3.250%, 05/11/25	737,000	773,177
Woodside Finance Ltd., 3.650%, 03/05/25(a)	642,000	627,115
Woodside Finance Ltd., 4.600%, 05/10/21(a)	590,000	624,363

		9,452,891

Oil & Gas Services 0.9%
FMC Technologies, Inc., 3.450%, 10/01/22	185,000	176,419
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	515,000	537,122
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	1,008,000	1,084,844
Schlumberger Investment SA, 3.300%, 09/14/21(a)	442,000	468,394

		2,266,779

Pharmaceuticals 0.5%
AbbVie, Inc., 3.600%, 05/14/25	569,000	596,215
Express Scripts Holding Co., 2.650%, 02/15/17	358,000	361,806
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	237,309

		1,195,330

Pipelines 0.5%
EnLink Midstream Partners LP, 4.150%, 06/01/25	492,000	453,433
Phillips 66 Partners LP, 3.605%, 02/15/25	105,000	103,180
Phillips 66 Partners LP, 4.680%, 02/15/45	131,000	120,935
Western Gas Partners LP, 4.650%, 07/01/26(d)	363,000	362,005
Williams Partners LP, 4.000%, 09/15/25	230,000	210,962

		1,250,515

Real Estate Investment Trust 1.2%
American Tower Corp., 3.500%, 01/31/23	361,000	373,547
American Tower Corp., 5.000%, 02/15/24	711,000	804,142
Boston Properties LP, 3.650%, 02/01/26	416,000	443,338
Digital Realty Trust LP, 3.950%, 07/01/22	730,000	764,692
Digital Realty Trust LP, 4.750%, 10/01/25	473,000	508,000
Simon Property Group LP, 3.300%, 01/15/26	306,000	326,880

		3,220,599

Retail 0.8%
CVS Health Corp., 5.125%, 07/20/45	375,000	465,216
Home Depot, Inc. (The), 2.625%, 06/01/22	364,000	380,940
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,133,000	1,138,739

		1,984,895

See Notes to Schedules of Portfolio Investments.

Semiconductors 1.0%
Intel Corp., 1.950%, 10/01/16	380,000	381,164
Intel Corp., 4.900%, 07/29/45	366,000	426,342
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,673,000	1,677,541

		2,485,047

Software 0.5%
Oracle Corp., 2.650%, 07/15/26(d)	1,392,000	1,395,492

Telecommunication Services 1.4%
AT&T, Inc., 2.375%, 11/27/18	532,000	542,926
AT&T, Inc., 3.950%, 01/15/25	168,000	178,575
AT&T, Inc., 4.350%, 06/15/45	208,000	201,545
AT&T, Inc., 4.750%, 05/15/46	400,000	409,949
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	956,000	1,019,733
Cisco Systems, Inc., 2.125%, 03/01/19	460,000	472,448
Verizon Communications, Inc., 4.862%, 08/21/46	655,000	715,972

		3,541,148

Total Corporate Bonds (Cost $70,988,139)		74,471,190

U.S. Government Agency Mortgages 26.1%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	897,182	961,511
Pool #C91768, 3.500%, 07/01/34	1,140,573	1,213,792
Pool #G01779, 5.000%, 04/01/35	143,828	160,099
Pool #G01837, 5.000%, 07/01/35	557,445	617,504
Pool #G01838, 5.000%, 07/01/35	31,580	35,159
Pool #G03296, 6.000%, 09/01/37	297,240	343,894
Pool #G05326, 5.000%, 02/01/38	139,645	155,141
Pool #G08347, 4.500%, 06/01/39	156,452	171,414
Pool #G08353, 4.500%, 07/01/39	199,243	218,353
Pool #G05606, 4.500%, 07/01/39	1,711,565	1,876,584
Pool #G06079, 6.000%, 07/01/39	67,795	77,483
Pool #A89148, 4.000%, 10/01/39	371,021	398,931
Pool #A89384, 4.000%, 10/01/39	66,969	71,971
Pool #G08372, 4.500%, 11/01/39	586,847	643,697
Pool #A93101, 5.000%, 07/01/40	69,681	77,035
Pool #G06061, 4.000%, 10/01/40	531,021	575,131
Pool #A95085, 4.000%, 11/01/40	361,848	389,019
Pool #A95796, 4.000%, 12/01/40	219,492	235,944
Pool #A95822, 4.000%, 12/01/40	587,545	639,898
Pool #G60126, 4.500%, 11/01/41	58,086	63,708
Pool #Q18522, 3.500%, 05/01/43	1,184,025	1,259,485
Pool #849167, 2.943%, 10/01/43(b)	835,548	870,698
Pool #G60019, 4.500%, 03/01/44	1,861,115	2,038,647
Pool #Q29416, 4.000%, 11/01/44	258,126	278,120
Pool #Q31066, 4.000%, 02/01/45	208,268	225,344
Pool #Q31645, 4.000%, 02/01/45	160,958	173,506
Pool #Q35611, 4.000%, 09/01/45	1,391,957	1,503,391
Pool #Q37163, 3.500%, 11/01/45	718,678	761,218
Pool #Q40123, 3.500%, 04/01/46	671,645	712,437
Pool #Q40124, 3.500%, 04/01/46	860,161	911,213

		17,660,327

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	935,244	997,996
Pool #MA1630, 4.000%, 10/01/33	322,020	348,709

See Notes to Schedules of Portfolio Investments.

Pool #MA1763, 3.500%, 01/01/34	873,634	929,181
Pool #190370, 6.000%, 06/01/36	283,632	325,166
Pool #890248, 6.000%, 08/01/37	86,151	99,982
Pool #889529, 6.000%, 03/01/38	91,223	105,652
Pool #AE0814, 6.000%, 09/01/39	1,423,344	1,629,457
Pool #AC2817, 4.000%, 10/01/39	92,644	99,296
Pool #AX3605, 3.500%, 01/01/40	357,247	377,532
Pool #932441, 4.000%, 01/01/40	893,267	957,360
Pool #AC9564, 4.500%, 02/01/40	242,003	267,596
Pool #AL7497, 3.500%, 09/01/40	5,453,661	5,762,558
Pool #AD9725, 3.500%, 10/01/40	190,118	200,648
Pool #AE3860, 5.000%, 10/01/40	1,514,807	1,694,013
Pool #AE4414, 4.000%, 11/01/40	528,651	568,908
Pool #AE5143, 4.000%, 11/01/40	75,753	81,785
Pool #AE9284, 4.000%, 11/01/40	130,198	140,086
Pool #AB2071, 3.500%, 01/01/41	88,797	93,950
Pool #MA0639, 4.000%, 02/01/41	248,272	267,004
Pool #AL0215, 4.500%, 04/01/41	853,162	935,473
Pool #AB3274, 4.500%, 07/01/41	435,741	479,811
Pool #AB3865, 3.500%, 11/01/41	187,453	200,541
Pool #AT8263, 3.500%, 01/01/42	19,718	20,812
Pool #AW8154, 3.500%, 01/01/42	4,177,657	4,442,296
Pool #AB5188, 3.500%, 05/01/42	1,052,712	1,114,742
Pool #AP7874, 3.500%, 10/01/42	313,396	331,641
Pool #AB6903, 3.000%, 11/01/42	375,141	393,663
Pool #AB8726, 3.500%, 03/01/43	1,652,732	1,747,759
Pool #AT2720, 3.000%, 05/01/43	427,952	448,282
Pool #AL3657, 3.500%, 06/01/43	646,171	690,988
Pool #AU3742, 3.500%, 08/01/43	237,962	252,983
Pool #AL5162, 3.000%, 09/01/43	449,920	469,899
Pool #AL5939, 3.500%, 09/01/43	1,364,968	1,451,340
Pool #AL6223, 4.500%, 08/01/44	828,092	905,187
Pool #AL7378, 3.000%, 11/01/44	839,895	874,021
Pool #AY2685, 4.500%, 01/01/45	119,418	130,874
Pool #AX8835, 2.801%, 02/01/45(b)	580,544	600,205
Pool #BC2470, 3.500%, 02/01/46	560,899	595,431

		31,032,827

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	1,596,861	1,788,042
Pool #736666, 4.500%, 04/15/40	1,080,903	1,190,848
Pool #MA0321, 5.000%, 08/20/42	92,090	101,143
Pool #666413, 4.000%, 09/15/43	260,188	283,099
Pool #MA2681, 5.000%, 03/20/45	363,573	395,289
Pool #AM0226, 4.000%, 05/15/45	761,524	819,278
Pool #AM9875, 4.000%, 06/15/45	446,129	482,018
Pool #626960, 3.500%, 07/15/45	1,537,296	1,646,553
Pool #AN8476, 3.500%, 07/15/45	770,425	819,237
Pool #AM8631, 4.000%, 07/15/45	670,448	721,488
Pool #AN5745, 4.000%, 07/15/45	912,055	985,481
Pool #AN5781, 4.000%, 07/15/45	454,424	488,315
Pool #AN5764, 4.000%, 07/15/45	381,706	412,448
Pool #AN5766, 4.000%, 07/15/45	390,339	420,356
Pool #AN6811, 4.000%, 07/15/45	195,897	210,725
Pool #AO0509, 3.500%, 08/15/45	992,343	1,060,221
Pool #626970, 3.500%, 08/15/45	592,588	634,677
Pool #AO3608, 4.000%, 08/15/45	1,763,096	1,898,659
Pool #AB5970, 4.000%, 10/15/45	417,626	450,166
Pool #AB5975, 4.000%, 11/15/45	862,543	929,778
Pool #AO9362, 4.000%, 12/15/45	2,732,677	2,946,512

		18,684,333

Total U.S. Government Agency Mortgages (Cost $65,815,662)		67,377,487

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligations 34.3%
U.S. Treasury Bond 5.3%
2.500%, 02/15/46(c)	13,134,000	13,676,290

U.S. Treasury Notes 29.0%
0.875%, 09/15/16	34,600,000	34,639,582
1.250%, 10/31/18(e)	7,311,000	7,412,382
1.500%, 10/31/19	833,000	852,393
1.375%, 02/29/20	2,718,000	2,769,281
1.625%, 05/15/26(c)	28,711,000	29,062,049

		74,735,687

Total U.S. Treasury Obligations (Cost $86,919,962)		88,411,977

Money Market Funds 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(f)	4,700,010	4,700,010
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(f)(g)	12,096,813	12,096,813

Total Money Market Funds (Cost $16,796,823)		16,796,823

Total Investments (Cost $262,313,270) — 104.3%		269,340,041
Liabilities in Excess of Other Assets — (4.3)%		(11,218,494)

Net Assets — 100.0%		$258,121,547

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.5% of net assets as of June 30, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(c)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was 11,817,728.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 93.8%
Agriculture 1.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	253,866

Airlines 1.3%
Southwest Airlines Co., 2.650%, 11/05/20	133,000	137,277
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 01/07/30, Series A	110,000	112,750

		250,027

Auto Manufacturers 4.2%
BMW US Capital LLC, 2.800%, 04/11/26(a)(b)	240,000	246,171
Ford Motor Credit Co. LLC, 3.336%, 03/18/21	306,000	317,361
General Motors Co., 5.200%, 04/01/45	267,000	264,524

		828,056

Auto Parts & Equipment 3.3%
Delphi Automotive PLC, 4.250%, 01/15/26	144,000	157,368
Lear Corp., 4.750%, 01/15/23	153,000	157,208
Magna International, Inc., 4.150%, 10/01/25	304,000	334,026

		648,602

Banks 14.1%
Bank of America Corp., 4.450%, 03/03/26, MTN	233,000	243,703
Bank of America Corp., 6.300%(c)(d)	170,000	180,625
Fifth Third Bank, 3.850%, 03/15/26	259,000	271,992
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	212,000	221,171
ING Bank NV, 1.800%, 03/16/18(a)	200,000	201,135
JPMorgan Chase & Co., 2.250%, 01/23/20	257,000	260,535
KeyCorp, 2.900%, 09/15/20, MTN	156,000	161,349
Morgan Stanley, 2.650%, 01/27/20	238,000	241,924
Morgan Stanley, 3.950%, 04/23/27	204,000	206,305
Toronto-Dominion Bank, 2.125%, 04/07/21, MTN	427,000	434,549
US Bancorp, 2.350%, 01/29/21, MTN	124,000	127,999
US Bancorp, 3.600%, 09/11/24, MTN	223,000	240,210

		2,791,497

Beverages 0.7%
Molson Coors Brewing Co., 4.200%, 07/15/46(e)	146,000	146,624

Biotechnology 0.8%
Celgene Corp., 4.625%, 05/15/44	76,000	79,048
Celgene Corp., 5.000%, 08/15/45	78,000	85,904

		164,952

Commercial Services 2.9%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	215,000	217,128
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	82,000	86,637
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	281,763

		585,528

Computers 0.8%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	140,000	150,515

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 5.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	186,000	186,000
Air Lease Corp., 2.625%, 09/04/18	348,000	347,927
Lazard Group LLC, 3.750%, 02/13/25(f)	401,000	398,627
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	119,820

		1,052,374

Electric 3.8%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	104,000	137,907
Emera US Finance LP, 4.750%, 06/15/46(a)	234,000	237,492
Exelon Generation Co. LLC, 6.200%, 10/01/17	170,000	179,624
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	184,000	200,473

		755,496

Electronics 0.4%
Fortive Corp., 4.300%, 06/15/46(a)	67,000	71,194

Healthcare - Products 1.6%
Becton Dickinson and Co., 4.685%, 12/15/44	65,000	73,228
Medtronic, Inc., 3.500%, 03/15/25	63,000	68,678
Medtronic, Inc., 4.625%, 03/15/45	145,000	170,504

		312,410

Healthcare - Services 2.3%
Aetna, Inc., 4.375%, 06/15/46	228,000	236,778
Roche Holdings, Inc., 2.250%, 09/30/19(a)	216,000	222,272

		459,050

Insurance 1.0%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	86,000	98,936
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	92,000	100,043

		198,979

Media 0.6%
Comcast Corp., 4.650%, 07/15/42	105,000	120,489

Mining 5.3%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	217,000	226,718
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	219,000	226,414
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	202,000	234,718
Newmont Mining Corp., 6.250%, 10/01/39	202,000	224,806
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	131,000	137,042

		1,049,698

Miscellaneous Manufacturer 4.8%
General Electric Co., 3.450%, 05/15/24, MTN	285,000	310,309
General Electric Co., 4.125%, 10/09/42	127,000	139,691
General Electric Co., 5.250%, 12/06/17	471,000	498,997

		948,997

Oil & Gas 15.6%
Apache Corp., 3.250%, 04/15/22	200,000	204,881
ConocoPhillips Co., 5.950%, 03/15/46	206,000	256,313
Devon Energy Corp., 5.850%, 12/15/25(b)	198,000	218,411
Ensco PLC, 4.500%, 10/01/24	161,000	107,870
Ensco PLC, 5.200%, 03/15/25	387,000	268,965
Ensco PLC, 5.750%, 10/01/44	142,000	85,200
EOG Resources, Inc., 4.150%, 01/15/26	290,000	317,483
Exxon Mobil Corp., 3.043%, 03/01/26	247,000	262,194
Marathon Oil Corp., 3.850%, 06/01/25(b)	199,000	182,827
Marathon Petroleum Corp., 3.625%, 09/15/24	30,000	29,460
Marathon Petroleum Corp., 5.000%, 09/15/54	240,000	201,039

See Notes to Schedules of Portfolio Investments.

Shell International Finance BV, 1.875%, 05/10/21	142,000	142,753
Shell International Finance BV, 2.875%, 05/10/26	134,000	136,142
Shell International Finance BV, 3.250%, 05/11/25	275,000	288,499
Woodside Finance Ltd., 3.650%, 03/05/25(a)	96,000	93,774
Woodside Finance Ltd., 4.600%, 05/10/21(a)(f)	277,000	293,133

		3,088,944

Oil & Gas Services 2.8%
FMC Technologies, Inc., 3.450%, 10/01/22	55,000	52,449
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	162,000	168,959
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	313,000	336,861

		558,269

Pharmaceuticals 2.7%
AbbVie, Inc., 3.600%, 05/14/25	211,000	221,092
Express Scripts Holding Co., 2.650%, 02/15/17	313,000	316,328

		537,420

Pipelines 3.3%
EnLink Midstream Partners LP, 4.150%, 06/01/25	150,000	138,242
NuStar Logistics LP, 4.800%, 09/01/20(f)	300,000	291,000
Phillips 66 Partners LP, 3.605%, 02/15/25	34,000	33,410
Phillips 66 Partners LP, 4.680%, 02/15/45	29,000	26,772
Western Gas Partners LP, 4.650%, 07/01/26(e)	111,000	110,696
Williams Partners LP, 4.000%, 09/15/25	70,000	64,206

		664,326

Real Estate Investment Trust 5.5%
American Tower Corp., 3.500%, 01/31/23	214,000	221,438
American Tower Corp., 5.000%, 02/15/24	243,000	274,834
Boston Properties LP, 3.650%, 02/01/26	129,000	137,477
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	230,455
Digital Realty Trust LP, 4.750%, 10/01/25	123,000	132,101
Simon Property Group LP, 3.300%, 01/15/26	95,000	101,482

		1,097,787

Retail 1.5%
CVS Health Corp., 5.125%, 07/20/45	125,000	155,072
Home Depot, Inc. (The), 2.625%, 06/01/22	138,000	144,422

		299,494

Semiconductors 1.0%
TSMC Global Ltd., 1.625%, 04/03/18(a)(f)	200,000	200,543

Software 2.8%
Microsoft Corp., 2.000%, 11/03/20	134,000	137,420
Oracle Corp., 2.650%, 07/15/26(e)	424,000	425,064

		562,484

Telecommunication Services 4.1%
AT&T, Inc., 3.950%, 01/15/25	60,000	63,777
AT&T, Inc., 4.350%, 06/15/45	42,000	40,697
AT&T, Inc., 4.750%, 05/15/46	188,000	192,676
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	286,000	305,066
Verizon Communications, Inc., 4.862%, 08/21/46	200,000	218,617

		820,833

Total Corporate Bonds (Cost $17,975,792)		18,618,454

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligation 1.4%
U.S. Treasury Notes 1.4%
1.375%, 02/29/20	283,000	288,339

Total U.S. Treasury Obligation (Cost $284,937)		288,339

Money Market Funds 6.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(g)	532,126	532,126
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(g)(h)	683,528	683,528

Total Money Market Funds (Cost $1,215,654)		1,215,654

Total Investments (Cost $19,476,383) — 101.3%		20,122,447
Liabilities in Excess of Other Assets — (1.3)%		(265,240)

Net Assets — 100.0%		$19,857,207

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 17.6% of net assets as of June 30, 2016.
(b)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $666,674.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.0%(a)
Other 0.0%(a)
Ares XXII CLO Ltd., Series 2007-22A, Cl D, 5.478%, 08/15/19(b)(c)	620,000	568,369

Total Asset-Backed Security (Cost $561,301)		568,369

Bank Loans 94.9%
Aerospace 3.7%
Air Canada, 2015 Term Loan B, 4.000%, 09/26/19(b)(c)	12,433,614	12,407,752
AM General LLC, Term Loan B, 10.250%, 03/22/18(b)(c)	14,396,000	13,388,280
American Airlines, Inc., 2016 Term Loan B, 3.500%, 04/28/23(b)(c)	5,735,000	5,664,345
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 4.000%, 06/10/18(b)(c)	9,909,805	9,897,418
Computer Sciences Government Services, Inc., Term Loan B, 3.750%, 11/28/22(b)(c)	12,834,565	12,802,479
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.250%, 07/07/22(b)(c)	2,684,713	2,676,336
Engility Corp., 2014 Term Loan B, 7.000%, 05/30/20(b)(c)	17,102,412	17,075,732
Engility Corp., 2nd Lien Term Loan, 12.000%, 05/30/21(b)(c)	13,135,000	13,118,581
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(b)(c)	8,854,300	8,737,335
Transdigm, Inc., 2015 Term Loan E, 3.750%, 05/14/22(b)(c)	24,272,475	23,870,523
TransDigm, Inc., 2016 Delayed Draw Term Loan F, 3.750%, 06/09/23(b)(c)	2,171,842	2,136,094
TransDigm, Inc., 2016 Term Loan F, 3.750%, 06/09/23(b)(c)	2,413,158	2,373,437
TransDigm, Inc., 2016 Extended Term Loan F, 3.750%, 06/09/23(b)(c)	20,436,287	20,104,197
WP CPP Holdings LLC, Term Loan B3, 4.500%, 12/28/19(b)(c)(d)	10,342,235	9,962,985
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(b)(c)	1,413,475	1,265,060

		155,480,554

Broadcasting 3.8%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(b)(c)	8,810,805	6,156,550
EIG Investors Corp., 2016 Term Loan, 6.000%, 02/09/23(b)(c)	6,880,251	6,433,035
iHeartCommunications, Inc., Term Loan D, 7.210%, 01/30/19(b)(c)(e)	17,925,459	13,045,790
iHeartCommunications, Inc., USD Extended Term Loan E, 7.960%, 07/30/19(b)(c)(e)	85,742,285	62,377,512
Tribune Media Co., Term Loan, 3.750%, 12/27/20(b)(c)	23,947,303	23,857,501
Univision Communications, Inc., Term Loan C3, 4.000%, 03/01/20(b)(c)	34,928,800	34,674,169
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(b)(c)	11,409,602	11,336,239

		157,880,796

Cable/Wireless Video 6.4%
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(b)(c)	25,372,355	25,166,331
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(b)(c)	3,842,113	3,817,140
Charter Communications Operating LLC, 2016 Term Loan H, 3.250%, 08/24/21(b)(c)	8,239,350	8,209,936
Charter Communications Operating LLC, 2016 Term Loan I, 3.500%, 01/24/23(b)(c)	1,376,550	1,376,550
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.500%, 01/07/22(b)(c)	13,560,000	13,221,000
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 7.750%, 07/07/23(b)(c)	7,945,000	7,508,025
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(b)(c)	11,344,099	11,282,614
Neptune Finco Corp., 2015 Term Loan B, 5.000%, 10/09/22(b)(c)	17,935,000	17,939,484
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(b)(c)	28,585,063	28,084,825
UPC Financing Partnership, USD Term Loan AH, 3.344%, 06/30/21(b)(c)	3,726,632	3,631,901
Virgin Media Investment Holdings Ltd., USD Term Loan F, 3.649%, 06/30/23(b)(c)	38,273,621	37,303,767
WideOpenWest Finance LLC, 2015 Term Loan B, 4.500%, 04/01/19(b)(c)	8,039,296	8,008,023
Ziggo Financing Partnership, USD Term Loan B2A, 3.601%-3.652%, 01/15/22(b)(c)	24,990,322	24,365,564
Ziggo Financing Partnership, USD Term Loan B3, 3.601%, 01/15/22(b)(c)	41,100,155	40,072,651
Ziggo Financing Partnership, USD Term Loan B1, 3.652%, 01/15/22(b)(c)	38,779,625	37,810,135

		267,797,946

See Notes to Schedules of Portfolio Investments.

Chemicals 4.9%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 3.750%, 02/01/20(b)(c)	9,654,285	9,633,142
Chemours Co. (The), Term Loan B, 3.750%, 05/12/22(b)(c)	9,998,123	9,628,192
Emerald Performance Materials LLC, New 2nd Lien Term Loan, 08/01/22(b)(d)(f)	4,125,000	4,021,875
Gemini HDPE LLC, Term Loan B, 4.750%, 08/07/21(b)(c)	16,135,634	15,933,938
Huntsman International LLC, 2016 Term Loan B, 4.250%, 04/01/23(b)(c)	10,688,213	10,678,166
Ineos U.S. Finance LLC, USD 6 Year Term Loan, 3.750%, 05/04/18(b)(c)	8,474,613	8,432,240
Ineos U.S. Finance LLC, US 2020 Term Loan, 3.750%, 12/15/20(b)(c)	58,935,386	57,413,085
Ineos U.S. Finance LLC, 2015 USD Term Loan, 4.250%, 03/31/22(b)(c)	5,159,654	5,056,461
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(b)(c)	15,085,000	14,846,204
MacDermid, Inc., USD 1st Lien Term Loan, 5.500%, 06/07/20(b)(c)	11,249,861	11,088,200
MacDermid, Inc., USD Term Loan B3, 5.500%, 06/07/20(b)(c)	8,024,363	7,908,009
Minerals Technologies, Inc., 2015 Term Loan B1, 3.750%, 05/09/21(b)(c)	9,303,347	9,280,088
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(b)(c)(d)	5,708,083	5,708,083
Nusil Technology LLC, New Term Loan, 6.000%, 04/05/19(b)(c)	3,760,575	3,755,874
PQ Corp., USD Term Loan, 5.750%, 11/04/22(b)(c)	1,675,000	1,673,325
Styrolution U.S. Holding LLC, USD Term Loan B, 6.500%, 11/07/19(b)(c)	23,334,650	23,305,482
Univar Inc., 2015 Term Loan, 4.250%, 07/01/22(b)(c)	8,882,875	8,741,726

		207,104,090

Consumer Durables 0.1%
GP Investments Acquisition Corp., Term Loan, 06/06/23(b)(d)(f)	2,500,000	2,375,000

Consumer Non-Durables 0.9%
Coty, Inc., USD Term Loan B, 3.750%, 10/27/22(b)(c)	789,688	787,382
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(b)(c)	8,926,233	8,636,130
Galleria Co., USD Term Loan B, 3.750%, 01/26/23(b)(c)	8,128,333	8,108,012
NBTY, Inc., USD Term Loan B, 5.000%, 05/05/23(b)(c)	7,955,000	7,883,962
Party City Holdings, Inc., 2015 Term Loan B, 4.250%, 08/19/22(b)(c)	4,119,044	4,088,151
Spectrum Brands, Inc., USD Term Loan, 3.500%-5.250%, 06/23/22(b)(c)	220,228	219,918
Varsity Brands, Inc., 1st Lien Term Loan, 5.000%, 12/11/21(b)(c)	8,847,632	8,803,394

		38,526,949

Diversified Media 6.1%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(b)(c)	5,339,687	4,836,849
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.500%, 07/31/20(b)(c)	5,111,156	4,881,154
AP NMT Acquisition BV, USD 1st Lien Term Loan, 6.750%, 08/13/21(b)(c)	10,453,479	8,541,329
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 06/07/23(b)(d)(f)	4,895,000	4,833,813
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(b)(c)	14,955,402	14,544,128
Emerald Expositions Holding, Inc., Term Loan B, 4.750%, 06/17/20(b)(c)	5,629,043	5,604,444
Harland Clarke Holdings Corp., Term Loan B4, 6.000%-6.993%, 08/04/19(b)(c)	31,689,172	30,104,713
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(b)(c)(e)	51,891,374	50,334,633
Harland Clarke Holdings Corp., Term Loan B5, 7.000%, 12/31/19(b)(c)(d)	21,293,945	20,601,892
Learfield Communications, Inc., New 1st Lien Term Loan, 4.250%, 10/09/20(b)(c)	4,063,488	4,036,385
Lions Gate Entertainment Corp., 2015 2nd Lien Term Loan, 5.000%, 03/17/22(b)(c)	14,085,000	14,225,850
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/16/20(b)(c)	8,795,108	8,780,420
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.000%, 05/04/22(b)(c)	9,205,000	9,179,686
Merrill Communications LLC, 2015 Term Loan, 6.250%, 06/01/22(b)(c)	8,687,859	7,840,793
Quincy Newspapers, Inc., Term Loan B, 5.500%-7.000%, 10/13/22(b)(c)	5,979,130	5,994,077
Rovi Solutions Corp., New Term Loan B, 3.750%, 07/02/21(b)(c)	7,683,188	7,534,364
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.250%, 05/06/21(b)(c)	39,502,662	39,245,895
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.250%, 05/06/22(b)(c)(d)	11,405,000	11,062,850
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(c)(g)	3,872,730	3,824,321

		256,007,596

See Notes to Schedules of Portfolio Investments.

Energy 5.3%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(b)(c)	17,744,792	17,567,344
Azure Midstream Energy LLC, Term Loan B, 7.500%, 11/15/18(b)(c)	6,278,129	4,065,089
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.500%, 05/16/21(b)(c)	3,210,000	2,882,997
CITGO Holding, Inc., 2015 Term Loan B, 9.500%, 05/12/18(b)(c)	36,273,793	36,500,504
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(b)(c)	8,448,176	3,286,340
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(b)(c)	20,658,362	19,522,152
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(b)(c)	63,242,288	60,893,469
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(b)(c)(d)	690,426	601,534
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(c)(g)	15,936,000	6,203,726
HGIM Corp., Term Loan B, 5.500%, 06/18/20(b)(c)	6,955,202	4,094,875
KCA Deutag U.S. Finance LLC, Term Loan, 6.250%, 05/15/20(b)(c)	6,144,108	4,723,283
Osum Productions Corp., Term Loan, 6.500%, 07/28/20(b)(c)	1,299,293	740,597
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(b)(c)	14,678,490	13,632,648
Pinnacle Holdco S.A.R.L., Term Loan, 4.750%, 07/30/19(b)(c)	3,261,037	2,445,778
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(c)(g)	3,276,025	1,998,375
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(c)(g)	455,719	277,988
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(c)(g)	169,958	103,675
Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%-5.500%, 04/13/23(b)(c)	587,378	493,398
Stonewall Gas Gathering LLC, Term Loan B, 8.750%, 01/28/22(b)(c)	7,449,188	7,560,926
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(c)(g)(h)	56,810,000	14,202,500
Western Refining, Inc., Term Loan B, 5.250%, 11/12/20(b)(c)	9,986,710	9,624,692
Western Refining, Inc., Term Loan B2, 5.500%, 05/17/23(b)(c)	11,435,000	11,125,340

		222,547,230

Financial 1.4%
Aretec Group, Inc., 2nd Lien Term Loan, 2.000%-4.500%, 05/23/21(b)(c)	11,099,795	8,269,347
Aretec Group, Inc., Exit Term Loan, 8.000%, 05/25/23(b)(c)	1,585,000	1,569,150
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(b)(c)	6,387,501	6,275,720
Istar Financial, Inc., 2016 Term Loan B, 5.500%, 07/01/20(b)(c)	17,895,000	17,872,631
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(b)(c)	5,335,264	5,268,573
USI, Inc., Term Loan B, 4.250%, 12/27/19(b)(c)	9,567,698	9,427,148
Victory Capital Management, Inc., Term Loan B, 7.000%, 10/31/21(c)(d)(g)	6,295,633	6,138,243
Walter Investment Management Corp., 2013 Term Loan, 4.750%, 12/19/20(b)(c)	5,575,607	4,439,577

		59,260,389

Food and Drug 0.8%
Albertsons LLC, 2016 Term Loan B4, 4.500%, 08/25/21(b)(c)	8,060,650	8,043,400
Albertsons LLC, 2016 Term Loan B5, 4.750%, 12/21/22(b)(c)	1,296,750	1,294,325
Albertsons LLC, 2016 Term Loan B6, 4.750%, 06/22/23(b)(c)	24,254,038	24,187,340

		33,525,065

Food/Tobacco 1.7%
1011778 B.C. Unlimited Liability Company, Term Loan B2, 3.750%, 12/10/21(b)(c)	26,248,881	26,202,945
AdvancePierre Foods, Inc., 2016 Term Loan, 4.750%, 06/02/23(b)(c)	2,855,000	2,843,095
JBS USA LLC, Incremental Term Loan, 3.750%, 09/18/20(b)(c)	4,887,935	4,872,684
JBS USA LLC, 2015 Term Loan B, 4.000%, 10/30/22(b)(c)	6,562,025	6,541,552
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(b)(c)	5,196,260	5,189,764
Maple Holdings Acquisition Corp., USD Term Loan B, 5.250%, 03/03/23(b)(c)	12,874,667	12,874,667
U.S. Foods, Inc., 2016 Term Loan B, 06/13/23(b)(d)(f)	12,195,000	12,134,025

		70,658,732

Forest Prod/Containers 1.6%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/19(b)(c)	6,822,238	6,807,298
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/08/20(b)(c)(e)	31,588,583	31,351,668
Berry Plastics Holding Corp., Term Loan H, 3.750%, 10/03/22(b)(c)	4,048,539	4,015,908
Caraustar Industries, Inc., Term Loan B, 8.000%, 05/01/19(b)(c)	9,285,828	9,243,299
Mauser U.S. Corporate LLC, USD 2nd Lien Term Loan, 8.750%, 07/31/22(b)(c)	3,610,000	3,325,713
Owens-Illinois Inc., Term Loan B, 3.500%, 09/01/22(b)(c)	3,490,813	3,477,722
Signode Industrial Group U.S., Inc., USD Term Loan B, 3.750%, 05/01/21(b)(c)	9,853,933	9,751,255

		67,972,863

See Notes to Schedules of Portfolio Investments.

Gaming/Leisure 8.1%
Amaya Holdings B.V., USD 1st Lien Term Loan, 5.000%, 08/01/21(b)(c)	17,826,196	17,239,358
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(b)(c)	9,667,475	9,522,463
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(b)(c)	5,475,118	5,464,496
Caesars Entertainment Operating Co., Extended Term Loan B6, 03/01/17(b)(f)	56,961,845	56,855,326
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/11/20(b)(c)	45,825,220	43,717,260
Diamond Resorts Corp., New Term Loan, 5.500%, 05/09/21(b)(c)	9,910,200	9,897,812
Diamond Resorts Corp., Incremental Term Loan, 5.500%, 05/09/21(b)(c)	4,355,000	4,344,113
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 5.250%, 06/27/20(b)(c)	14,931,698	14,807,317
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 7.750%, 12/27/20(b)(c)	7,111,600	7,080,522
Global Cash Access LLC, New Term Loan B, 6.250%, 12/18/20(b)(c)	8,345,041	7,663,502
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(b)(c)(e)	87,208,795	87,208,795
La Quinta Intermediate Holdings LLC, Term Loan B, 3.750%, 04/14/21(b)(c)	15,068,481	14,710,605
LTF Merger Sub, Inc., Term Loan B, 4.250%, 06/10/22(b)(c)	4,994,304	4,869,446
MGM Growth Prop. Operating Partnership LP, 2016 Term Loan B, 4.000%, 04/25/23(b)(c)	14,368,988	14,386,949
MGM Resorts International, 2016 Term Loan A, 3.210%, 04/25/21(b)(c)	10,238,333	10,084,758
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 06/15/18(b)(c)	8,574,059	8,503,323
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/09/19(b)(c)	6,044,088	6,021,422
Scientific Games International, Inc., 2014 Term Loan B1, 6.000%, 10/18/20(b)(c)	13,182,809	13,007,082
Station Casinos LLC, 2016 Term Loan B, 3.750%, 06/08/23(b)(c)	2,480,000	2,464,500
Wynn America LLC, Delayed Draw Term Loan, 2.220%, 11/19/20(b)(c)	4,235,000	4,033,838

		341,882,887

Healthcare 7.4%
Albany Molecular Research, Inc., Term Loan B, 07/16/21(b)(d)(f)	5,020,000	4,957,250
Alere, Inc., 2015 Term Loan A, 3.470%-5.500%, 06/18/20(b)(c)	6,338,908	6,233,238
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.500%, 08/04/21(b)(c)	4,352,113	4,343,974
CDRH Parent, Inc., New 1st Lien Term Loan, 5.250%, 07/01/21(b)(c)	1,246,765	1,103,387
CHG Healthcare Services Inc., 2016 Term Loan B, 4.750%, 06/07/23(b)(c)	2,428,913	2,427,407
Community Health Systems, Inc., New Term Loan A, 2.954%-3.174%, 01/22/19(b)(c)	8,000,000	7,820,000
Community Health Systems, Inc., Term Loan G, 3.750%, 12/31/19(b)(c)	18,096,356	17,571,562
Community Health Systems, Inc., Term Loan F, 3.924%, 12/31/18(b)(c)	25,631,930	25,380,993
Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21(b)(c)	13,810,091	13,439,842
Concordia Healthcare Corp., 2015 Term Loan, 5.250%, 10/21/21(b)(c)(d)	5,437,862	5,204,034
Convatec, Inc., USD Term Loan, 4.250%, 06/15/20(b)(c)	7,381,257	7,344,351
DPx Holdings B.V., 2014 USD Incremental Term Loan, 4.250%, 03/11/21(b)(c)	5,046,065	4,891,555
Emdeon Business Services LLC, Term Loan B2, 3.750%, 11/02/18(b)(c)	6,067,289	6,057,157
Endo Luxembourg Finance Co. I S.A.R.L., 2015 Term Loan B, 3.750%, 09/26/22(b)(c)	19,188,575	18,847,978
ExamWorks Group, Inc., Term Loan, 06/08/23(b)(d)(f)	810,000	807,724
Explorer Holdings, Inc., 2016 Term Loan B, 6.000%, 05/02/23(b)(c)	4,185,000	4,183,242
Genoa, a QoL Healthcare Co. LLC, 2nd Lien Term Loan, 8.750%, 04/30/23(b)(c)	945,000	935,550
Greatbatch Ltd., Term Loan B, 5.250%, 10/27/22(b)(c)	10,072,125	9,971,404
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.460%, 02/27/21(b)(c)	16,247,313	16,216,931
Halyard Health, Inc., Term Loan B, 4.000%, 11/01/21(b)(c)	5,592,358	5,571,387
IMS Health Incorporated, New USD Term Loan, 3.500%, 03/17/21(b)(c)	5,911,813	5,852,695
Indivior Finance S.a.r.l., USD Term Loan B, 7.000%, 12/19/19(b)(c)	9,825,723	9,727,466
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(b)(c)	11,200,000	11,172,000
Kindred Healthcare, Inc., New Term Loan, 4.250%, 04/09/21(b)(c)	8,532,857	8,255,539
Kinetic Concepts, Inc., USD Term Loan F1, 5.000%, 11/04/20(b)(c)	4,786,640	4,759,739
Lannett Co., Inc., Term Loan A, 5.750%, 11/25/20(b)(c)	4,216,875	4,048,200
Lannett Co., Inc., Term Loan B, 6.375%, 11/25/22(b)(c)(d)	1,510,633	1,457,761
MI Opco Holdings, Inc., Term Loan, 5.750%, 10/27/22(b)(c)	8,388,188	8,367,217
MPH Acquisition Holdings LLC (New), 2016 Term Loan B, 5.000%, 06/07/23(b)(c)	16,730,000	16,767,642
Prospect Medical Holdings, Inc., Term Loan, 06/01/22(b)(d)(f)	2,435,000	2,407,606
Quorum Health Corp., Term Loan B, 6.750%, 04/29/22(b)(c)	12,957,525	12,973,722
RPI Finance Trust, Term Loan B4, 3.500%, 11/09/20(b)(c)	14,922,138	14,899,755

See Notes to Schedules of Portfolio Investments.

U.S. Renal Care, Inc., 2015 Term Loan B, 5.250%, 12/31/22(b)(c)	2,885,500	2,880,104
Valeant Pharmaceuticals International, Inc., Series A3 Tranche A, 3.720%, 10/20/18(b)(c)(d)	10,048,066	9,766,720
Valeant Pharmaceuticals International, Inc., Series D2 Term Loan B, 4.500%, 02/13/19(b)(c)	3,833,408	3,722,009
Valeant Pharmaceuticals International, Inc., Series C2 Term Loan B, 4.750%, 12/11/19(b)(c)	2,687,887	2,606,766
Valeant Pharmaceuticals International, Inc., Series E Term Loan B, 4.750%, 08/05/20(b)(c)(d)	16,004,610	15,519,510
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.000%, 04/01/22(b)(c)(d)	14,682,655	14,274,771

		312,768,188

Housing 2.2%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(b)(c)	4,633,032	4,617,604
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(b)(c)	12,181,388	12,044,347
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(b)(c)	5,415,000	5,354,081
Beazer Homes USA, Inc., Term Loan, 6.406%, 03/11/18(b)(c)	3,976,875	3,937,106
Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 08/28/20(b)(c)	7,543,375	7,502,490
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.250%, 11/04/21(b)(c)(d)	42,942,651	42,271,887
DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.250%, 11/04/22(b)(c)	2,530,000	2,530,000
IMC OP, LP, 2nd Lien Term Loan, 8.750%, 08/15/21(b)(c)	750,000	712,500
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(b)(c)	4,715,492	4,702,854
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(b)(c)	9,459,767	9,436,118

		93,108,987

Information Technology 9.3%
Abacus Innovations Corp., Term Loan B, 01/26/23(b)(d)(f)	6,760,000	6,748,711
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(c)(g)	4,419,677	4,368,099
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(b)(c)	3,075,166	2,713,834
Arris Group, Inc., 2015 Term Loan A, 2.210%, 06/18/20(b)(c)	3,385,897	3,216,603
Arris Group, Inc., 2015 Term Loan B, 3.500%, 04/17/20(b)(c)	11,595,008	11,397,892
Avago Technologies Cayman Ltd., 2016 USD Term Loan B1, 4.250%, 02/01/23(b)(c)(e)	94,832,325	94,876,896
Avaya, Inc., Term Loan B7, 6.250%, 05/29/20(b)(c)	58,808,249	41,705,046
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(b)(c)	9,557,913	7,112,712
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(b)(c)	10,172,311	9,544,985
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(b)(c)	6,566,522	4,344,870
Cypress Semiconductor Corp., 2016 Term Loan B, 06/03/21(b)(d)(f)	2,505,000	2,486,213
Dell Inc., 2016 Term Loan B, 05/24/23(b)(d)(f)	39,970,000	39,803,325
Dell International LLC, USD Term Loan B2, 4.000%, 04/29/20(b)(c)	20,445,766	20,378,704
Imagine! Print Solutions, Inc., Term Loan B, 7.000%, 03/30/22(b)(c)	2,523,675	2,511,057
Infor (U.S.), Inc., USD Term Loan B3, 3.750%, 06/03/20(b)(c)	7,492,454	7,271,427
Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 06/03/20(b)(c)	6,910,817	6,733,762
Internap Corp., Term Loan, 7.000%, 11/26/19(b)(c)	9,567,724	8,993,660
iParadigms Holdings LLC, 1st Lien Term Loan, 5.000%, 07/31/21(b)(c)	3,188,213	2,957,067
IPC Corp., 2015 Term Loan B, 5.500%, 08/06/21(b)(c)	5,209,063	4,731,548
NXP B.V., 2015 Term Loan B, 3.750%, 12/07/20(b)(c)	4,641,512	4,647,314
ON Semiconductor Corp., Term Loan B, 5.250%, 03/31/23(b)(c)	4,435,000	4,446,088
Presidio, Inc., Refinance Term Loan, 5.250%, 02/02/22(b)(c)	13,502,221	13,238,927
Semiconductor Components Industries LLC, Term Loan A, 2.375%, 01/02/18(c)(g)	26,571,390	26,372,105
Sirius Computer Solutions, Inc., 1st Lien Term Loan, 6.000%, 10/30/22(b)(c)	4,612,584	4,589,521
Solera Holdings, Inc., USD Term Loan B, 5.750%, 03/03/23(b)(c)	1,995,000	1,991,668
Southern Graphics, Inc., New Term Loan B, 4.250%, 10/17/19(b)(c)	6,734,000	6,691,913
SS&C Technologies, Inc., 2015 Term Loan B1, 4.000%, 07/08/22(b)(c)	3,496,803	3,493,166
SS&C Technologies, Inc., 2015 Term Loan B2, 4.000%, 07/08/22(b)(c)	478,481	477,984
TTM Technologies, Inc., 1st Lien Term Loan, 6.000%, 05/31/21(b)(c)	10,111,066	10,009,955
Vertafore, Inc., 2016 1st Lien Term Loan, 06/09/23(b)(d)(f)	13,825,000	13,755,875
Western Digital Corp., USD Term Loan A, 2.450%, 04/29/21(b)(c)	7,225,000	6,881,812
Western Digital Corp., USD Term Loan B, 6.250%, 04/29/23(b)(c)	12,650,000	12,689,594

		391,182,233

See Notes to Schedules of Portfolio Investments.

Manufacturing 0.5%
Diebold, Inc., USD Term Loan, 5.250%, 11/06/23(b)(c)	6,975,000	6,937,195
Dynacast International LLC, Term Loan B, 4.500%, 01/28/22(b)(c)(d)	7,506,297	7,468,765
LTI Holdings, Inc., 2nd Lien Term Loan, 10.250%, 04/16/23(b)(c)	1,545,000	1,375,050
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(b)(c)	6,581,928	5,594,639

		21,375,649

Metals/Minerals 3.1%
Atlas Iron Ltd., Capex Term Loan B, 3.000%-5.580%, 05/06/21(c)(g)	4,432,871	1,329,861
Fairmont Minerals Ltd., Term Loan B1, 4.131%, 03/15/17(b)(c)	569,104	523,576
Fairmount Santrol, Inc., 2016 Extended Term Loan B1, 4.500%, 07/15/18(b)(c)(d)	5,963,289	5,148,286
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(b)(c)(d)	88,004,769	84,044,554
Freeport McMoran Copper & Gold, Inc., Term Loan A, 3.220%, 05/31/18(b)(c)(d)	15,218,756	14,724,147
Freeport McMoran Copper & Gold, Inc., Extended Term Loan A, 3.220%, 02/28/20(b)(c)	392,766	375,091
Global Brass & Copper, Inc., 2016 Term Loan B, 06/15/23(b)(d)(f)	3,745,000	3,735,638
Novelis, Inc., 2015 Term Loan B, 4.000%, 06/02/22(b)(c)	15,397,589	15,230,833
Zekelman Industries, Inc., Term Loan B, 6.000%, 06/14/21(b)(c)	5,855,000	5,845,222

		130,957,208

Retail 7.7%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.250%, 08/21/22(b)(c)(d)	6,705,000	6,379,808
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(b)(c)(e)	26,649,469	26,649,469
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(b)(c)	19,425,000	19,425,000
CWGS Group LLC, Term Loan, 5.750%, 02/20/20(b)(c)	14,421,081	14,290,426
Dollar Tree, Inc., Term Loan B1, 3.500%, 07/06/22(b)(c)	24,532,556	24,496,738
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(b)(c)(d)	26,606,910	26,595,735
Hudson’s Bay Co., 2015 Term Loan B, 4.750%, 09/30/22(b)(c)	15,919,355	15,899,456
J. Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(b)(c)	24,837,626	16,912,933
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.250%, 06/23/23(b)(c)	39,920,000	39,595,850
Kate Spade & Co., Term Loan B, 4.000%, 04/10/21(b)(c)	6,523,800	6,442,252
Mattress Holding Corp., 2016 Incremental Term Loan, 10/20/21(b)(d)(f)	1,250,000	1,218,750
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(b)(c)(d)	5,422,638	5,205,732
Men’s Wearhouse, Inc. (The), 2015 Term Loan, 5.000%, 06/18/21(b)(c)	2,120,000	1,961,000
Michaels Stores, Inc., Term Loan B, 3.750%, 01/28/20(b)(c)	9,358,635	9,322,042
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/25/20(b)(c)	5,404,736	4,844,589
Petco Animal Supplies, Inc., 2016 Term Loan B2, 4.888%, 01/26/23(b)(c)	613,463	609,193
Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.000%, 01/26/23(b)(c)	727,688	723,008
PetSmart, Inc., Term Loan B1, 4.250%, 03/11/22(b)(c)	9,438,445	9,390,120
Sears Holding Corp., Incremental Term Loan, 8.500%, 07/20/20(b)(c)	7,290,000	7,256,612
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(b)(c)	35,274,689	33,540,232
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(b)(c)	30,419,196	27,263,205
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(b)(c)	1,122,902	1,028,387
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.250%, 10/24/19(b)(c)	3,404,464	3,296,645
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.250%, 10/24/19(b)(c)	2,745,536	2,658,585
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.750%, 04/24/20(b)(c)	19,943,938	17,131,843

		322,137,610

Service 9.2%
4L Holdings LLC, 1st Lien Term Loan, 5.500%-7.000%, 05/08/20(c)(g)	1,539,679	1,360,691
ADS Waste Holdings, Inc., Term Loan B2, 3.750%, 10/09/19(b)(c)	8,790,895	8,637,054
Alorica Inc., Term Loan B, 06/07/22(b)(d)(f)	1,670,000	1,663,737
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(b)(c)	37,640,525	36,699,512
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(b)(c)(e)	10,157,314	10,095,964
Asurion LLC, Term Loan B4, 5.000%, 08/04/22(b)(c)	45,046,969	44,360,002
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(b)(c)	44,086,489	42,323,030
Evertec Group LLC, New Term Loan A, 2.701%, 04/17/18(b)(c)	16,184,000	15,415,260
First Data Corp., 2022 Term Loan, 4.202%, 07/08/22(b)(c)	47,820,547	47,342,341
First Data Corp., Extended 2021 Term Loan, 4.452%, 03/24/21(b)(c)(e)	57,371,395	57,108,634
IQOR U.S., Inc., Term Loan B, 6.000%, 04/01/21(b)(c)	28,796,139	23,372,962
Laureate Education, Inc., Term Loan B, 06/15/18(b)(d)(f)	10,796,761	10,441,332

See Notes to Schedules of Portfolio Investments.

Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 4.750%, 05/02/22(b)(c)	6,585,000	6,593,231
RedTop Luxembourg S.A.R.L., USD 2nd Lien Term Loan, 8.250%, 06/03/21(b)(c)	5,239,400	4,941,435
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(b)(c)	24,633,516	24,048,470
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(b)(c)	9,490,000	9,086,675
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(b)(c)	8,271,710	8,102,802
St. Georges University, 2016 Term Loan B, 06/02/22(b)(d)(f)	2,480,000	2,461,400
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.250%, 06/30/22(b)(c)	1,348,399	1,318,060
TransUnion LLC, Term Loan B2, 3.500%, 04/09/21(b)(c)	6,528,321	6,439,601
Travelport Finance (Luxembourg) S.A.R.L., 2016 Term Loan B, 5.000%, 09/02/21(b)(c)	20,000,433	19,875,431
Weight Watchers International, Inc., Term Loan B2, 4.000%, 04/02/20(b)(c)	6,753,899	5,031,655

		386,719,279

Telecommunications 4.9%
Altice U.S. Finance I Corp., USD Extended Term Loan, 4.250%, 12/14/22(b)(c)	23,570,173	23,452,322
Communications Sales & Leasing, Inc., Term Loan B, 10/24/22(b)(d)(f)	1,994,962	1,970,025
Coral-U.S. Co-Borrower LLC, Term Loan B1, 5.500%, 12/30/22(b)(c)	3,718,000	3,703,277
Coral-U.S. Co-Borrower LLC, Term Loan B2, 5.830%, 12/30/22(b)(c)	3,042,000	3,029,954
Frontier Communications Corp., Unsecured Term Loan, 3.835%, 10/14/16(b)(c)	509,430	508,793
Integra Telecom, Inc., 2015 1st Lien Term Loan, 5.250%, 08/14/20(b)(c)	7,809,477	7,580,112
Level 3 Financing, Inc., 2015 Term Loan B2, 3.500%, 05/31/22(b)(c)	1,000,000	995,500
Level 3 Financing, Inc., 2013 Term Loan B, 4.000%, 01/15/20(b)(c)(e)	86,095,000	85,960,692
Ligado Networks LLC, 2015 2nd Lien Term Loan, 13.500%, 12/07/20(b)(c)	9,366,514	5,795,531
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(b)(c)	10,344,110	10,221,325
Numericable Group SA, USD Term Loan B5, 4.563%, 07/31/22(b)(c)	6,099,350	5,992,611
Numericable U.S. LLC, USD Term Loan B7, 5.000%, 01/15/24(b)(c)	26,820,000	26,551,800
West Corp., 2016 Term Loan B14, 06/08/21(b)(d)(f)	2,100,000	2,087,757
West Corp., 2016 Term Loan B12, 06/01/23(b)(d)(f)	3,355,000	3,340,339
Zayo Group LLC, PIK, Term Loan B, 3.750%, 05/06/21(b)(c)(e)	26,661,422	26,489,989

		207,680,027

Transportation 1.5%
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.750%, 11/12/20(b)(c)	8,620,875	7,931,205
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(b)(c)	6,943,300	6,918,999
Federal-Mogul Holdings Corp., New Term Loan B, 4.000%, 04/15/18(b)(c)	2,870,617	2,703,518
Federal-Mogul Holdings Corp., New Term Loan C, 4.750%, 04/15/21(b)(c)(d)	5,363,656	4,949,635
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.750%, 08/18/22(b)(c)	1,729,692	1,586,992
MPG Holdco I Inc., 2015 Term Loan B, 3.750%, 10/20/21(b)(c)	6,450,053	6,381,554
Navios Maritime Midstream Partners L.P., Term Loan B, 5.500%, 06/18/20(c)(g)	2,682,900	2,555,462
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.250%, 06/27/18(c)(g)	14,959,242	13,238,929
OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 08/05/19(b)(c)	420,000	403,200
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(b)(c)	8,562,670	8,477,043
Wabash National Corp., 2015 Term Loan B, 4.250%, 03/16/22(b)(c)	7,729,662	7,710,338

		62,856,875

Utility 4.2%
APLP Holdings Ltd. Partnership, 2016 Term Loan B, 6.000%, 04/13/23(b)(c)	3,229,745	3,218,990
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/15/20(b)(c)(d)	18,487,585	16,269,075
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(b)(c)	14,455,793	14,076,328
Calpine Corp., Term Loan B7, 3.640%, 05/02/23(b)(c)	7,110,000	7,027,808
Dynegy Inc., Incremental C TLB, 06/20/23(b)(d)(f)	14,155,000	13,898,511
EFS Cogen Holdings I LLC, 2016 Term Loan B, 06/22/23(b)(d)(f)	6,660,000	6,668,325
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/14/21(b)(c)	13,970,038	11,874,532
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/14/21(b)(c)	1,111,304	944,609
Lonestar Generation LLC, Term Loan B, 5.250%, 02/22/21(c)(g)	6,795,410	5,164,512
Longview Power LLC, Term Loan B, 7.000%, 04/13/21(b)(c)	4,538,180	3,948,217
MRP Generation Holdings LLC, Term Loan B, 4.750%, 12/31/17(b)(c)	22,181,122	21,072,066
NRG Energy, Inc., 2016 Term Loan B, 06/08/23(b)(d)(f)	39,845,000	39,506,318

See Notes to Schedules of Portfolio Investments.

Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(b)(c)	15,099,980	15,005,605
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(b)(c)	7,890,000	7,653,300
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 10/10/17(b)(d)(f)(h)	14,860,287	4,967,645
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, 4.934%, 10/10/16(b)(c)(h)	10,000,000	3,277,500

		174,573,341

Wireless Communications 0.1%
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(b)(c)	1,087,651	808,668
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(b)(c)	6,529,777	4,803,500

		5,612,168

Total Bank Loans (Cost $4,171,432,287)		3,989,991,762

Corporate Bonds 2.8%
Auto Manufacturers 0.0%(a)
Motors Liquidation Co. Escrow, 7.200%(g)(h)(i)(j)	10,000,000	—
Motors Liquidation Co. Escrow, 8.375%(g)(h)(i)(j)	10,000,000	—

		—

Coal 0.0%(a)
CONSOL Energy, Inc., 8.000%, 04/01/23	1,000,000	885,000

Commercial Services 0.0%(a)
Laureate Education, Inc., 9.250%, 09/01/19(b)	2,000,000	1,750,000

Computers 0.2%
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,330,000	4,456,679
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,770,725
Western Digital Corp., 10.500%, 04/01/24(b)	1,000,000	1,070,000

		9,297,404

Healthcare - Services 0.2%
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	5,000,000	4,893,750
Quorum Health Corp., 11.625%, 04/15/23(b)	4,250,000	4,271,250

		9,165,000

Home Builders 0.1%
Mattamy Group Corp., 6.500%, 11/15/20(b)	4,055,000	3,892,800

Media 0.7%
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(b)	10,000,000	10,425,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	10,000,000	10,350,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 13.375%, 10/15/19	9,170,000	9,743,125

		30,518,125

Oil & Gas 0.7%
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(g)(i)	31,071,104	26,876,505
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(h)	7,800,000	1,335,750
SandRidge Energy, Inc., 8.750%, 06/01/20(b)(h)	745,000	305,450
Southwestern Energy Co., 7.500%, 02/01/18	885,000	940,313

		29,458,018

Pharmaceuticals 0.3%
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	15,000,000	13,228,125

Real Estate Investment Trust 0.2%	5,000,000	4,662,500
iStar, Inc., 5.000%, 07/01/19
iStar, Inc., 6.500%, 07/01/21	1,400,000	1,323,000

		5,985,500

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 0.4%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(g)	12,245,000	12,275,612
West Corp., 4.750%, 07/15/21(b)	3,000,000	2,962,500

		15,238,112

Total Corporate Bonds (Cost $130,249,509)		119,418,084

Preferred Stock 0.1%
Banks 0.1%
GMAC Capital Trust I, Series 2, 6.411%(c)	94,025	2,333,700

Total Preferred Stock (Cost $2,350,625)		2,333,700

Common Stocks 0.1%
Diversified Financial Services 0.0%(a)
RCS Capital Corp., Cl A*	104,183	729,281

Energy-Alternate Sources 0.0%(a)
Southcross Holding Group LLC (Stapled Unit)	658	—
Southcross Holding LP, Cl A (Stapled Unit)	658	—

		—

Iron/Steel 0.0%(a)
Atlas Iron Ltd.*	147,913,466	—

Oil & Gas 0.1%
Vantage Drilling International (Stapled Unit)*(g)	35,085	3,034,853

Telecommunication Services 0.0%(a)
NII Holding, Inc.*	303,451	964,974

Total Common Stocks (Cost $28,239,627)		4,729,108

Money Market Fund 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(k)	140,038,326	140,038,326

Total Money Market Fund (Cost $140,038,326)		140,038,326

Total Investments (Cost $4,472,871,675) — 101.2%		4,257,079,349
Liabilities in Excess of Other Assets — (1.2)%		(52,056,179)

Net Assets — 100.0%		$4,205,023,170

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 93.9% of net assets as of June 30, 2016.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(h)	Security is in default.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.6% of net assets as of June 30, 2016.
(j)	Perpetual maturity.
(k)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.2%
Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	721,293

Georgia 91.6%
Athens-Clarke County Unified Government Development Authority, RB, 5.000%, 06/15/30	1,290,000	1,640,519
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,440,247
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	2,004,222
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,410,000	1,613,195
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100(b)	4,000,000	4,475,520
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100(b)	3,000,000	3,365,940
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,584,713
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,285,480
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23	2,500,000	2,881,975
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,629,880
Atlanta Development Authority, RB, ETM, 5.000%, 09/01/19	1,025,000	1,159,900
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,225,720
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	3,101,225
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/28	850,000	1,066,342
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/30	250,000	310,215
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/35	2,000,000	2,474,560
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,898,440
Bartow County School District, GO, 5.000%, 10/01/19	2,000,000	2,268,120
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	3,000,000	3,614,700
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Country Guaranteed	1,180,000	1,370,936
Columbus GA Water & Sewerage Revenue, RB, 5.000%, 05/01/33	950,000	1,213,055
Columbus GA Water & Sewerage Revenue, RB, 5.000%, 05/01/35	700,000	887,362
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,211,160
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,828,845
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/36	2,000,000	2,386,640
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(b)	4,300,000	4,862,483
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	5,000,000	5,566,200
Fulton County Development Authority, Series A, RB, 5.000%, 03/15/36	2,000,000	2,428,560
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	5,145,000	6,172,456
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,432,379
Georgia State, Series A, GO, 4.000%, 02/01/32(c)	2,000,000	2,377,340
Georgia State, Series A, GO, 5.000%, 01/01/19	2,360,000	2,615,069
Georgia State, Series A, GO, 5.000%, 02/01/28	1,000,000	1,282,510
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,437,404

See Notes to Schedules of Portfolio Investments.

Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,395,050
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,000,000	2,344,620
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19	360,000	396,626
Municipal Electric Authority of Georgia, Series D, RB, 5.750%, 01/01/19, Pre-refunded 07/01/2018 @ 100	1,030,000	1,134,133
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,248,680
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,192,840
Private Colleges & Universities Authority, Savannah College Of Art & Design, RB, 5.000%, 04/01/44	3,500,000	4,072,880
Sandy Springs Public Facilities Authority, RB, 5.000%, 05/01/41	3,000,000	3,769,440
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,913,357

		105,580,938

Guam 1.1%
Guam Waterworks Authority, RB, 5.000%, 01/01/46	1,065,000	1,273,303

North Carolina 1.7%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,917,192

South Carolina 2.2%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,528,900

Total Municipal Bonds (Cost $102,401,645)		112,021,626

Money Market Fund 3.8%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(d)	4,308,766	4,308,766

Total Money Market Fund (Cost $4,308,766)		4,308,766

Total Investments (Cost $106,710,411) — 101.0%		116,330,392
Liabilities in Excess of Other Assets — (1.0)%		(1,100,500)

Net Assets — 100.0%		$115,229,892

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 93.5%
Alabama 3.9%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	2,224,920
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,295,640

		4,520,560

Alaska 2.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	730,000	844,654
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,476,819

		2,321,473

California 25.3%
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/36	750,000	920,910
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/36, AGM	4,550,000	5,666,206
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/37	500,000	612,925
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/37, AGM	500,000	621,110
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,232,110
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	2,002,927
California State, GO, 5.000%, 09/01/30	1,000,000	1,197,670
California State, GO, 5.000%, 08/01/35	1,000,000	1,247,160
California State, GO, 5.000%, 09/01/45	2,500,000	3,158,075
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,316,600
Los Angeles Department of Airports, Series A, AMT, RB, 4.000%, 05/15/34	1,000,000	1,122,140
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/46	1,000,000	1,244,750
San Diego County Water Authority Financing Corp., Series B, RB, 5.000%, 05/01/38	2,500,000	3,148,775
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/28	500,000	638,390
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/29	405,000	514,480
San Francisco City & County Redevelopment Agency, Series B, 5.000%, 08/01/43, NATL-RE	1,100,000	1,368,213
Santa Clara Valley Water District, Series A, RB, 5.000%, 06/01/46	1,000,000	1,244,720
University of California, Series AR, RB, 5.000%, 05/15/46	1,000,000	1,253,340

		29,510,501

Connecticut 2.0%
South Central Connecticut Regional Water Authority, Series B, RB, 5.000%, 08/01/37	1,900,000	2,369,091

District of Columbia 2.0%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	2,000,000	2,319,000

Florida 4.9%
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,246,100
Tampa Bay Water, Series A, RB, 5.000%, 10/01/37	3,500,000	4,435,445

		5,681,545

Georgia 1.3%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,482,538

See Notes to Schedules of Portfolio Investments.

Idaho 2.4%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,822,975

Illinois 5.8%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	1,100,000	1,301,157
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33(b)	3,500,000	4,259,220
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,135,230

		6,695,607

Kansas 1.5%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,738,575

Maine 3.5%
Eastern Maine Healthcare Systems Obligated Group, Series A, RB, 5.000%, 07/01/46(c)	1,000,000	1,160,900
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,889,000

		4,049,900

Massachusetts 3.7%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,781,070
Massachusetts Water Resources Authority, Series B, RB, 5.000%, 08/01/40	2,000,000	2,520,540

		4,301,610

Missouri 1.6%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/45	1,500,000	1,858,665

New York 8.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-AGM	1,000,000	1,093,830
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, RB, 5.000%, 02/01/35	1,000,000	1,257,520
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, RB, 5.000%, 02/01/40	2,000,000	2,485,480
New York State Urban Development Corp., Series A, RB, 5.000%, 03/15/32	3,390,000	4,324,487
Utility Debt Securitization Authority, RB, 5.000%, 12/15/37	1,000,000	1,257,350

		10,418,667

Ohio 2.6%
Ohio State, Series C, GO, 5.000%, 09/15/16	3,005,000	3,033,698

Tennessee 1.5%
Clarksville TN Water Sewer & Gas Revenue, RB, 5.000%, 02/01/41	1,435,000	1,783,332

Texas 15.3%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,208,920
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,374,160
Harris County, Series A, RB, 5.000%, 08/15/36(c)	1,500,000	1,879,755
Lower Colorado River Authority, RB, 4.000%, 05/15/42	1,345,000	1,490,717
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,276,320
San Antonio TX Water System, Series A, RB, 5.000%, 05/15/33	2,000,000	2,535,200
San Antonio TX Water System, Series A, RB, 5.000%, 05/15/34	1,250,000	1,578,100
Texas State, Series C, GO, 5.250%, 08/01/16	2,500,000	2,510,450

		17,853,622

Virginia 2.1%
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series S, RB, 4.000%, 11/01/32	1,000,000	1,170,620
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series S, RB, 5.000%, 11/01/46	1,000,000	1,262,850

		2,433,470

See Notes to Schedules of Portfolio Investments.

Washington 3.2%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,861,398
Washington State, Series A, GO, 5.000%, 07/01/26, Pre-refunded 07/01/2017 @ 100	1,800,000	1,879,812

		3,741,210

Total Municipal Bonds (Cost $102,079,115)		108,936,039

Money Market Fund 8.4%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(d)	9,716,141	9,716,141

Total Money Market Fund (Cost $9,716,141)		9,716,141

Total Investments (Cost $111,795,256) — 101.9%		118,652,180
Liabilities in Excess of Other Assets — (1.9)%		(2,172,350)

Net Assets — 100.0%		$116,479,830

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 2.7%
Broadcasting 0.3%
iHeartCommunications, Inc., Term Loan D, 7.210%, 01/30/19(a)(b)	2,065,000	1,502,866

Energy 0.3%
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(b)(c)(d)	6,572,409	1,643,102

Healthcare 0.3%
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,925,000	1,920,188

Metals/Minerals 0.3%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(a)(b)	1,901,937	1,816,350

Retail 0.8%
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,931,039	4,688,580

Service 0.7%
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	4,360,000	4,185,600

Total Bank Loans (Cost $21,256,897)		15,756,686

Corporate Bonds 91.5%
Advertising 0.3%
MDC Partners, Inc., 6.500%, 05/01/24(a)	1,550,000	1,538,375

Aerospace/Defense 0.7%
TransDigm, Inc., 6.000%, 07/15/22	2,550,000	2,563,209
TransDigm, Inc., 7.500%, 07/15/21	1,390,000	1,473,400

		4,036,609

Airlines 2.0%
Air Canada, 8.750%, 04/01/20(a)	615,000	650,363
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(a)	875,000	894,687
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(a)	543,000	522,638
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	3,531,917	3,637,874
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,858,870	2,883,885
US Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,900,602	3,103,644

		11,693,091

Auto Manufacturers 0.0%(e)
Motors Liquidation Co. Escrow, 7.200% (c)(d)(f)(g)(h)	17,182,000	—
Motors Liquidation Co. Escrow, 8.375% (c)(d)(f)(g)(h)	36,800,000	—

		—

Auto Parts & Equipment 0.2%
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(a)	848,000	877,680

Banks 0.8%
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)	4,740,000	4,491,150

Biotechnology 0.5%
Concordia International Corp., 9.500%, 10/21/22(a)(f)	3,093,000	2,884,223

Building Materials 0.6%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22(a)	1,345,000	1,424,019
USG Corp., 5.875%, 11/01/21(a)	1,730,000	1,810,012

		3,234,031

See Notes to Schedules of Portfolio Investments.

Chemicals 2.4%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(a)	2,543,000	2,943,522
Blue Cube Spinco, Inc., 10.000%, 10/15/25(a)	420,000	485,100
Chemours Co. (The), 7.000%, 05/15/25(f)	3,385,000	2,839,169
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(a)	1,485,000	1,510,987
GCP Applied Technologies, Inc., 9.500%, 02/01/23(a)	1,317,000	1,471,748
Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 04/15/23(a)	1,340,000	1,427,100
Platform Specialty Products Corp., 10.375%, 05/01/21(a)	3,460,000	3,485,950

		14,163,576

Coal 1.1%
CONSOL Energy, Inc., 5.875%, 04/15/22	3,845,000	3,354,763
CONSOL Energy, Inc., 8.000%, 04/01/23(f)	3,415,000	3,022,275

		6,377,038

Commercial Services 2.3%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	835,000	809,950
Hertz Corp. (The), 4.250%, 04/01/18(f)	180,000	181,800
Hertz Corp. (The), 6.750%, 04/15/19	1,469,000	1,499,709
Laureate Education, Inc., 9.250%, 09/01/19(a)(f)	2,260,000	1,977,500
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(a)	1,035,000	1,097,100
Quad/Graphics, Inc., 7.000%, 05/01/22	2,715,000	2,395,988
Rent-A-Center, Inc., 4.750%, 05/01/21	560,000	467,600
Rent-A-Center, Inc., 6.625%, 11/15/20(f)	220,000	209,550
TMS International Corp., 7.625%, 10/15/21(d)	4,350,000	3,023,250
United Rentals North America, Inc., 7.625%, 04/15/22	1,680,000	1,793,400

		13,455,847

Computers 3.2%
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)	1,680,000	1,545,600
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	3,290,000	2,750,933
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	8,877,000	9,010,155
Project Homestake Merger Corp., 8.875%, 03/01/23(a)	1,990,000	2,059,650
Western Digital Corp., 10.500%, 04/01/24(a)	2,775,000	2,969,250

		18,335,588

Distribution/Wholesale 0.4%
Univar USA, Inc., 6.750%, 07/15/23(a)	2,330,000	2,300,875

Diversified Financial Services 10.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,325,000	1,373,694
Ally Financial, Inc., 3.250%, 11/05/18	5,692,000	5,684,885
Ally Financial, Inc., 7.500%, 09/15/20	3,709,000	4,135,535
Ally Financial, Inc., 8.000%, 03/15/20	2,619,000	2,946,375
International Lease Finance Corp., 6.250%, 05/15/19	2,450,000	2,624,563
International Lease Finance Corp., 8.250%, 12/15/20	10,560,000	12,485,299
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,850,000	2,639,812
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,640,000	4,489,200
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	3,171,000	2,711,205
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(f)	3,890,000	3,646,875
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(f)	1,025,000	1,060,875
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,509,000
Navient Corp., 5.000%, 10/26/20	2,010,000	1,884,375
Navient Corp., 5.500%, 01/15/19, MTN	875,000	876,663
Navient Corp., 8.000%, 03/25/20, MTN	1,855,000	1,895,587
Navient Corp., 8.450%, 06/15/18, MTN	1,805,000	1,951,656
OneMain Financial Holdings LLC, 7.250%, 12/15/21(a)	1,720,000	1,646,900
Quicken Loans, Inc., 5.750%, 05/01/25(a)	6,325,000	6,103,625
Walter Investment Management Corp., 7.875%, 12/15/21(f)	2,905,000	1,427,081

		62,093,205

See Notes to Schedules of Portfolio Investments.

Electric 2.0%
Dynegy, Inc., 6.750%, 11/01/19	4,785,000	4,790,981
Dynegy, Inc., 7.375%, 11/01/22	1,220,000	1,177,300
Dynegy, Inc., 7.625%, 11/01/24	615,000	590,400
GenOn Energy, Inc., 7.875%, 06/15/17	1,706,000	1,433,040
GenOn Energy, Inc., 9.500%, 10/15/18	1,045,000	830,775
NRG Energy, Inc., 7.875%, 05/15/21	640,000	662,400
NRG Energy, Inc., 8.250%, 09/01/20	1,895,000	1,959,563

		11,444,459

Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(a)	1,750,000	1,750,000

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,847,580

Entertainment 0.9%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(a)	852,000	875,430
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(a)(f)	2,355,000	2,443,313
WMG Acquisition Corp., 5.625%, 04/15/22(a)(f)	1,778,000	1,818,005

		5,136,748

Environmental Control 0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(a)	2,001,000	2,131,065

Food 2.1%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(a)	2,515,000	2,364,100
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(a)	2,390,000	2,473,650
Post Holdings, Inc., 7.375%, 02/15/22	3,390,000	3,563,738
Post Holdings, Inc., 8.000%, 07/15/25(a)(f)	1,960,000	2,173,150
US Foods, Inc., 5.875%, 06/15/24(a)	1,706,000	1,748,650

		12,323,288

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23(f)	2,984,000	2,349,900

Healthcare - Products 1.1%
Greatbatch Ltd., 9.125%, 11/01/23(a)	2,582,000	2,572,318
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,405,000	2,392,975
Teleflex, Inc., 5.250%, 06/15/24	1,208,000	1,220,080

		6,185,373

Healthcare - Services 8.2%
Centene Escrow Corp., 5.625%, 02/15/21(a)	4,380,000	4,566,150
CHS/Community Health Systems, Inc., 5.125%, 08/01/21	2,000,000	1,985,000
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,335,000	2,043,125
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(f)	4,760,000	4,658,850
HCA Holdings, Inc., 6.250%, 02/15/21	2,865,000	3,058,388
HCA, Inc., 6.500%, 02/15/20	2,215,000	2,450,344
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	2,375,000	2,281,484
inVentiv Health, Inc., 9.000%, 01/15/18(a)	3,170,000	3,257,175
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,595,000	2,582,025
LifePoint Health, Inc., 5.875%, 12/01/23	940,000	977,600
MPH Acquisition Holdings LLC, 7.125%, 06/01/24(a)	1,398,000	1,467,900
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	2,167,000	2,253,680
Quorum Health Corp., 11.625%, 04/15/23(a)(f)	1,730,000	1,738,650
Tenet Healthcare Corp., 6.000%, 10/01/20	2,815,000	2,969,825
Tenet Healthcare Corp., 8.000%, 08/01/20(f)	680,000	696,150
Tenet Healthcare Corp., 8.125%, 04/01/22	8,730,000	8,946,504
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,375,000	1,421,406

		47,354,256

See Notes to Schedules of Portfolio Investments.

Home Builders 2.8%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(a)	470,000	468,825
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,699,500
DR Horton, Inc., 4.000%, 02/15/20	1,095,000	1,127,850
Lennar Corp., 4.750%, 04/01/21	2,185,000	2,272,400
Mattamy Group Corp., 6.500%, 11/15/20(a)	1,080,000	1,036,800
PulteGroup, Inc., 4.250%, 03/01/21(f)	2,933,000	3,023,923
PulteGroup, Inc., 5.500%, 03/01/26	695,000	712,375
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,665,000	1,648,350
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(a)	935,000	932,663
TRI Pointe Group, Inc., 4.875%, 07/01/21	3,201,000	3,192,997

		16,115,683

Home Furnishings 0.3%
Tempur Sealy International, Inc., 5.500%, 06/15/26(a)	1,492,000	1,465,890

Household Products/Wares 0.1%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(a)	863,000	875,945

Insurance 1.1%
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66,Series A(b)(d)	68,000	42,840
Radian Group, Inc., 5.500%, 06/01/19(f)	2,880,000	2,991,600
Radian Group, Inc., 7.000%, 03/15/21	3,082,000	3,295,829

		6,330,269

Internet 0.3%
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,770,000	1,796,550

Iron/Steel 0.7%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 05/01/22(a)	1,205,000	1,152,281
Steel Dynamics, Inc., 5.125%, 10/01/21	2,840,000	2,907,450

		4,059,731

Leisure Time 0.5%
NCL Corp. Ltd., 5.250%, 11/15/19(a)	1,175,000	1,186,750
Viking Cruises Ltd., 8.500%, 10/15/22(a)	2,250,000	1,918,125

		3,104,875

Lodging 1.1%
Boyd Gaming Corp., 9.000%, 07/01/20	935,000	982,334
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	2,295,000	2,211,806
MGM Resorts International, 6.000%, 03/15/23(f)	2,290,000	2,415,950
MGM Resorts International, 6.750%, 10/01/20	545,000	595,413

		6,205,503

Media 7.1%
Altice Luxembourg SA, 7.750%, 05/15/22(a)	2,475,000	2,499,750
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	1,060,000	1,097,100
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21(a)	1,940,000	1,847,850
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20(a)	320,000	325,376
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(a)(f)	5,345,000	5,572,162
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,475,000	1,475,000
DISH DBS Corp., 5.125%, 05/01/20	9,991,000	10,159,598
DISH DBS Corp., 7.750%, 07/01/26(a)	1,465,000	1,508,950
DISH DBS Corp., 7.875%, 09/01/19	2,310,000	2,546,775
iHeartCommunications, Inc., 10.625%, 03/15/23	465,000	322,013
Lee Enterprises, Inc., 9.500%, 03/15/22(a)(f)	2,375,000	2,339,375

See Notes to Schedules of Portfolio Investments.

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.875%, 05/15/24(a)(f)	2,745,000	2,841,075
MHGE Parent LLC/MHGE Parent Finance, Inc., 8.500%, 08/01/19(a)(f)	1,435,000	1,449,350
Numericable-SFR SA, 7.375%, 05/01/26(a)	1,100,000	1,087,625
Univision Communications, Inc., 6.750%, 09/15/22(a)	1,434,000	1,512,870
VTR Finance BV, 6.875%, 01/15/24(a)	3,000,000	2,990,940
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	1,705,000	1,764,675

		41,340,484

Metal Fabricate/Hardware 0.4%
Zekelman Industries, Inc., 9.875%, 06/15/23(a)(f)	2,365,000	2,388,650

Mining 0.6%
Imperial Metals Corp., 7.000%, 03/15/19(d)(f)	3,138,000	2,816,355
Kaiser Aluminum Corp., 5.875%, 05/15/24(a)	624,000	641,160

		3,457,515

Miscellaneous Manufacturer 1.5%
Bombardier, Inc., 7.500%, 03/15/18(a)	7,005,000	7,197,638
Gates Global LLC/Gates Global Co., 6.000%, 07/15/22(a)	1,415,000	1,238,125

		8,435,763

Oil & Gas 8.8%
Antero Resources Corp., 6.000%, 12/01/20	4,289,000	4,335,493
Atwood Oceanics, Inc., 6.500%, 02/01/20(f)	3,400,000	2,521,100
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(a)	1,190,000	1,221,987
Chesapeake Energy Corp., 5.750%, 03/15/23(f)	3,355,000	2,147,200
Chesapeake Energy Corp., 6.625%, 08/15/20(f)	4,490,000	3,154,225
Chesapeake Energy Corp., 6.875%, 11/15/20	5,310,000	3,690,450
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	1,870,000	1,790,525
Concho Resources, Inc., 7.000%, 01/15/21	1,015,000	1,042,913
Continental Resources, Inc., 7.125%, 04/01/21	80,000	82,600
Eclipse Resources Corp., 8.875%, 07/15/23	3,405,000	3,217,725
Halcon Resources Corp., 8.625%, 02/01/20(a)(f)	3,095,000	2,918,956
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21(a)	4,159,000	4,273,372
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20(c)	6,487,000	1,110,899
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(a)	1,665,000	1,608,806
Precision Drilling Corp., 5.250%, 11/15/24	885,000	708,000
Precision Drilling Corp., 6.625%, 11/15/20	1,689,844	1,533,533
Range Resources Corp., 5.750%, 06/01/21	2,659,000	2,599,172
Rice Energy, Inc., 6.250%, 05/01/22	1,800,000	1,786,500
SandRidge Energy, Inc., 8.125%, 10/15/22(c)	1,935,000	111,263
SandRidge Energy, Inc., 8.750%, 06/01/20(a)(c)	1,615,000	662,150
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)(f)	1,796,000	1,809,470
Southwestern Energy Co., 7.500%, 02/01/18	5,340,000	5,673,750
Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21(a)	1,715,000	1,710,713
Whiting Petroleum Corp., 5.000%, 03/15/19(f)	1,305,000	1,200,600

		50,911,402

Oil & Gas Services 0.9%
FTS International, Inc., 8.153%, 06/15/20(a)(b)	2,095,000	1,759,995
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(d)	2,005,000	1,503,750
SESI LLC, 6.375%, 05/01/19	1,381,000	1,329,212
SESI LLC, 7.125%, 12/15/21	790,000	760,375

		5,353,332

Packaging & Containers 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.250%, 01/31/19(a)	585,000	594,506
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.250%, 05/15/24(a)	1,155,000	1,178,822
Ball Corp., 4.375%, 12/15/20	1,410,000	1,483,144
Berry Plastics Corp., 5.500%, 05/15/22	1,120,000	1,146,600

See Notes to Schedules of Portfolio Investments.

Berry Plastics Corp., 6.000%, 10/15/22	1,115,000	1,152,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(a)	1,380,000	1,397,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.000%, 07/15/24(a)	938,000	965,671

		7,918,624

Pharmaceuticals 3.4%
Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22(a)	2,495,000	2,314,112
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(a)	4,775,000	4,178,125
Horizon Pharma, Inc., 6.625%, 05/01/23(f)	1,080,000	1,004,400
Valeant Pharmaceuticals International, 6.750%, 08/15/21(a)	2,620,000	2,233,550
Valeant Pharmaceuticals International, 7.000%, 10/01/20(a)(f)	5,630,000	4,968,475
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(a)(f)	5,280,000	5,108,400

		19,807,062

Pipelines 4.9%
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	3,825,000	4,355,784
Rockies Express Pipeline LLC, 5.625%, 04/15/20(a)	390,000	390,975
Rockies Express Pipeline LLC, 6.000%, 01/15/19(a)	3,175,000	3,230,562
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,241,000	1,287,537
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	10,145,000	10,246,450
Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	670,000	667,488
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(a)	2,615,000	2,624,806
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 01/15/18	605,000	615,588
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19(f)	3,004,000	3,139,180
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,755,000	1,816,425

		28,374,795

Private Equity 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,890,000	2,853,875

Real Estate 1.9%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(a)	370,000	381,100
Howard Hughes Corp. (The), 6.875%, 10/01/21(a)	5,195,000	5,233,962
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(a)	3,220,000	3,179,750
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(a)	2,285,000	2,339,269

		11,134,081

Real Estate Investment Trust 2.6%
iStar, Inc., 5.000%, 07/01/19	1,450,000	1,352,125
iStar, Inc., 6.500%, 07/01/21	3,353,000	3,168,585
iStar, Inc., 7.125%, 02/15/18	5,765,000	5,909,125
iStar, Inc., 9.000%, 06/01/17	2,220,000	2,306,025
VEREIT Operating Partnership LP, 4.125%, 06/01/21	905,000	944,024
VEREIT Operating Partnership LP, 4.875%, 06/01/26	1,145,000	1,173,625

		14,853,509

Retail 2.6%
Family Dollar Stores, Inc., 5.000%, 02/01/21	420,000	445,200
Guitar Center, Inc., 6.500%, 04/15/19(a)(f)	2,605,000	2,240,300
JC Penney Corp., Inc., 8.125%, 10/01/19	1,250,000	1,293,363
Landry’s Holdings II, Inc., 10.250%, 01/01/18(a)	720,000	727,200
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22(f)	3,140,000	2,637,600
New Albertsons, Inc., 7.450%, 08/01/29	1,050,000	1,018,500
Rite Aid Corp., 6.125%, 04/01/23(a)	3,700,000	3,949,750
Rite Aid Corp., 6.750%, 06/15/21	2,515,000	2,647,037

		14,958,950

Software 1.1%
First Data Corp., 5.375%, 08/15/23(a)	1,105,000	1,122,139
First Data Corp., 7.000%, 12/01/23(a)	3,215,000	3,255,187
Infor US, Inc., 6.500%, 05/15/22	730,000	689,397
Informatica LLC, 7.125%, 07/15/23(a)(f)	310,000	293,725
Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24(a)	1,090,000	1,145,863

		6,506,311

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 4.6%
Avaya, Inc., 9.000%, 04/01/19(a)(f)	580,000	432,100
CenturyLink, Inc., Series Y, 7.500%, 04/01/24(f)	3,060,000	3,086,775
Cogent Communications Finance, Inc., 5.625%, 04/15/21(a)	185,000	181,300
Intelsat Jackson Holdings SA, 7.250%, 04/01/19(f)	3,110,000	2,270,300
Sprint Communications, Inc., 11.500%, 11/15/21	3,045,000	3,008,460
Sprint Corp., 7.875%, 09/15/23	3,810,000	3,114,675
T-Mobile USA, Inc., 6.542%, 04/28/20	1,940,000	2,000,625
T-Mobile USA, Inc., 6.633%, 04/28/21	2,490,000	2,602,050
Trilogy International Partners LLC/Trilogy International Finance, Inc., 13.375%, 05/15/19(d)	5,795,000	5,809,487
ViaSat, Inc., 6.875%, 06/15/20	2,745,000	2,834,213
West Corp., 5.375%, 07/15/22(a)	1,565,000	1,455,450

		26,795,435

Transportation 1.4%
Eletson Holdings, 9.625%, 01/15/22(d)	1,730,000	1,349,400
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	2,985,000	2,970,075
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	1,985,000	1,138,894
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(d)	4,575,000	2,710,687

		8,169,056

Total Corporate Bonds (Cost $533,736,373)		529,217,247

Convertible Preferred Stock 0.1%
Telecommunication Services 0.1%
T-Mobile US, Inc., 5.500%, 12/15/17	8,965	659,734

Total Convertible Preferred Stock (Cost $448,250)		659,734

Preferred Stock 0.5%
Banks 0.5%
GMAC Capital Trust I, Series 2, 6.411%(b)	121,110	3,005,950

Total Preferred Stock (Cost $3,027,750)		3,005,950

Common Stocks 0.9%
Auto Manufacturers 0.7%
General Motors Co.	143,362	4,057,145

Telecommunication Services 0.2%
NII Holding, Inc.*(f)	284,455	904,567

Total Common Stocks (Cost $8,466,782)		4,961,712

Money Market Funds 15.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(i)	25,916,903	25,916,903
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(i)(j)	64,760,480	64,760,480

Total Money Market Funds (Cost $90,677,383)		90,677,383

Total Investments (Cost $657,613,435) — 111.4%		644,278,712
Liabilities in Excess of Other Assets — (11.4)%		(65,764,723)

Net Assets — 100.0%		$578,513,989

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 41.2% of net assets as of June 30, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(c)	Security is in default.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	Less than 0.05% of Net Assets.
(f)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $59,589,485.
(g)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2016.
(h)	Perpetual maturity.
(i)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(j)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $65,731,388. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $970,908. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 3.4%
Chemicals 0.4%
Kraton Polymers LLC, Term Loan B, 6.000%, 01/06/22(a)(b)	2,220,000	2,184,857

Energy 0.3%
Templar Energy LLC, New 2nd Lien Term Loan, 8.500%, 11/25/20(a)(c)(d)	5,525,271	1,381,318

Healthcare 0.9%
Concordia Healthcare Corp., 2015 Term Loan, 10/21/21(b)(e)(f)	1,346,617	1,288,712
inVentiv Health, Inc., Term Loan B4, 7.750%, 05/15/18(a)(b)	1,735,000	1,730,662
Quorum Health Corp., Term Loan B, 6.750%, 04/29/22(a)(b)	1,995,000	1,997,494

		5,016,868

Metals/Minerals 0.3%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 4.250%, 06/30/19(a)(b)	1,779,001	1,698,946

Retail 0.8%
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.500%, 06/30/18(a)(b)	4,272,297	4,062,229

Service 0.7%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,213,501	2,200,132
Laureate Education, Inc., Term Loan B, 06/15/18(b)(e)(f)	1,695,565	1,639,747

		3,839,879

Total Bank Loans (Cost $22,171,977)		18,184,097

Corporate Bonds 89.5%
Advertising 0.2%
MDC Partners, Inc., 6.500%, 05/01/24(b)	1,340,000	1,329,950

Aerospace/Defense 0.5%
TransDigm, Inc., 6.000%, 07/15/22	1,355,000	1,362,019
TransDigm, Inc., 7.500%, 07/15/21	1,265,000	1,340,900

		2,702,919

Airlines 2.6%
Air Canada, 6.750%, 10/01/19(b)	2,600,000	2,691,520
Air Canada, 8.750%, 04/01/20(b)	560,000	592,200
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(b)	790,000	807,775
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(b)	490,000	471,625
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 01/15/22(b)	3,427,545	3,530,372
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 10/11/23	3,099,980	3,127,105
US Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 12/03/22	2,610,711	2,793,461

		14,014,058

Auto Parts & Equipment 0.2%
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(b)(g)	775,000	802,125

Banks 1.0%
CIT Group, Inc., 5.375%, 05/15/20	1,452,000	1,513,710
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	4,320,000	4,093,200

		5,606,910

See Notes to Schedules of Portfolio Investments.

Building Materials 0.9%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22(b)	1,265,000	1,339,319
USG Corp., 5.875%, 11/01/21(b)	3,385,000	3,541,556

		4,880,875

Chemicals 2.1%
Blue Cube Spinco, Inc., 9.750%, 10/15/23(b)	2,285,000	2,644,887
Blue Cube Spinco, Inc., 10.000%, 10/15/25(b)	475,000	548,625
Chemours Co. (The), 7.000%, 05/15/25(g)	3,085,000	2,587,544
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(b)	1,375,000	1,399,063
GCP Applied Technologies, Inc., 9.500%, 02/01/23(b)	1,208,000	1,349,940
Platform Specialty Products Corp., 10.375%, 05/01/21(b)	2,645,000	2,664,837

		11,194,896

Coal 1.1%
CONSOL Energy, Inc., 5.875%, 04/15/22	3,679,000	3,209,927
CONSOL Energy, Inc., 8.000%, 04/01/23(g)	3,015,000	2,668,275

		5,878,202

Commercial Services 2.9%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	1,600,000	1,552,000
Hertz Corp. (The), 4.250%, 04/01/18	160,000	161,600
Hertz Corp. (The), 6.750%, 04/15/19	1,322,000	1,349,636
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(b)	968,000	1,026,080
Quad/Graphics, Inc., 7.000%, 05/01/22	2,480,000	2,188,600
Rent-A-Center, Inc., 4.750%, 05/01/21	505,000	421,675
Rent-A-Center, Inc., 6.625%, 11/15/20	200,000	190,500
TMS International Corp., 7.625%, 10/15/21(d)(h)	8,591,000	5,970,745
United Rentals North America, Inc., 7.625%, 04/15/22	2,530,000	2,700,775

		15,561,611

Computers 2.8%
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	5,195,000	4,779,400
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	7,474,000	7,586,110
Western Digital Corp., 7.375%, 04/01/23(b)	795,000	846,675
Western Digital Corp., 10.500%, 04/01/24(b)	1,745,000	1,867,150

		15,079,335

Distribution/Wholesale 0.4%
Univar USA, Inc., 6.750%, 07/15/23(b)	2,115,000	2,088,563

Diversified Financial Services 11.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,200,000	1,244,100
Alliance Data Systems Corp., 5.375%, 08/01/22(b)	1,395,000	1,335,713
Ally Financial, Inc., 3.250%, 11/05/18	2,725,000	2,721,594
Ally Financial, Inc., 7.500%, 09/15/20	5,201,000	5,799,115
Ally Financial, Inc., 8.000%, 03/15/20	5,673,000	6,382,125
ILFC E-Capital Trust I, 3.980%, 12/21/65(a)(d)	6,750,000	5,298,750
International Lease Finance Corp., 8.250%, 12/15/20	5,890,000	6,963,865
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)	2,765,000	2,561,081
Jefferies Group, Inc., 8.500%, 07/15/19(g)	1,320,000	1,508,545
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,495,000	4,348,912
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,115,000	3,518,325
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20(g)	2,055,000	1,926,562
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19(g)	855,000	884,925
Navient Corp., 4.875%, 06/17/19, MTN	2,000,000	1,930,000
Navient Corp., 5.000%, 10/26/20	1,690,000	1,584,375
Navient Corp., 5.500%, 01/15/19, MTN	735,000	736,397
Navient Corp., 8.000%, 03/25/20, MTN	1,545,000	1,578,805
Navient Corp., 8.450%, 06/15/18, MTN	1,900,000	2,054,375

See Notes to Schedules of Portfolio Investments.

OneMain Financial Holdings LLC, 7.250%, 12/15/21(b)	1,540,000	1,474,550
Quicken Loans, Inc., 5.750%, 05/01/25(b)	5,700,000	5,500,500
Walter Investment Management Corp., 7.875%, 12/15/21(g)	2,585,000	1,269,881

		60,662,495

Electric 1.6%
Dynegy, Inc., 6.750%, 11/01/19	6,080,000	6,087,600
NRG Energy, Inc., 7.875%, 05/15/21	590,000	610,650
NRG Energy, Inc., 8.250%, 09/01/20	1,665,000	1,721,727

		8,419,977

Electrical Components & Equipment 0.3%
WESCO Distribution, Inc., 5.375%, 06/15/24(b)	1,590,000	1,590,000

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,656,780

Entertainment 0.6%
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(b)	771,000	792,202
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)	2,590,000	2,687,125

		3,479,327

Environmental Control 0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(b)	1,769,000	1,883,985

Food 2.1%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(b)	2,255,000	2,119,700
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(b)	2,115,000	2,189,025
Post Holdings, Inc., 7.375%, 02/15/22	3,510,000	3,689,887
Post Holdings, Inc., 8.000%, 07/15/25(b)(g)	1,365,000	1,513,444
US Foods, Inc., 5.875%, 06/15/24(b)	1,995,000	2,044,875

		11,556,931

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23(g)	2,777,000	2,186,888

Healthcare - Products 1.0%
Hologic, Inc., 5.250%, 07/15/22(b)	1,050,000	1,097,250
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 02/15/21(b)	2,491,000	2,648,232
Teleflex, Inc., 5.250%, 06/15/24	1,569,000	1,584,690

		5,330,172

Healthcare - Services 7.5%
Centene Escrow Corp., 5.625%, 02/15/21(b)	3,805,000	3,966,712
CHS/Community Health Systems, Inc., 5.125%, 08/15/18	253,000	256,638
CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,190,000	3,166,075
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(g)	3,160,000	3,092,850
DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	585,000	579,881
DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	2,105,000	2,202,356
HCA Holdings, Inc., 6.250%, 02/15/21	3,028,000	3,232,390
HCA, Inc., 5.250%, 06/15/26	2,085,000	2,164,491
HCA, Inc., 6.500%, 02/15/20	3,635,000	4,021,219
inVentiv Health, Inc., 9.000%, 01/15/18(b)	2,735,000	2,810,213
Kindred Healthcare, Inc., 8.000%, 01/15/20	2,415,000	2,402,925
LifePoint Health, Inc., 5.875%, 12/01/23	930,000	967,200
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	2,535,000	2,636,400
Tenet Healthcare Corp., 4.750%, 06/01/20	2,580,000	2,642,694
Tenet Healthcare Corp., 6.000%, 10/01/20	5,075,000	5,354,125
WellCare Health Plans, Inc., 5.750%, 11/15/20	1,265,000	1,307,694

		40,803,863

See Notes to Schedules of Portfolio Investments.

Home Builders 3.4%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(b)	425,000	423,937
CalAtlantic Group, Inc., 5.875%, 11/15/24	76,000	78,280
DR Horton, Inc., 4.000%, 02/15/20	1,895,000	1,951,850
DR Horton, Inc., 5.750%, 08/15/23	590,000	654,900
Lennar Corp., 4.750%, 04/01/21	2,594,000	2,697,760
Mattamy Group Corp., 6.500%, 11/15/20(b)	995,000	955,200
PulteGroup, Inc., 4.250%, 03/01/21	3,137,000	3,234,247
PulteGroup, Inc., 5.500%, 03/01/26	1,140,000	1,168,500
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(b)	1,755,000	1,737,450
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(b)	1,755,000	1,746,225
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	820,000	817,950
TRI Pointe Group, Inc., 4.875%, 07/01/21	2,890,000	2,882,775

		18,349,074

Home Furnishings 0.2%
Tempur Sealy International, Inc., 5.500%, 06/15/26(b)	1,345,000	1,321,463

Household Products/Wares 0.3%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	1,368,000	1,388,520

Insurance 1.7%
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66,Series A(a)(d)	40,000	25,200
Radian Group, Inc., 5.500%, 06/01/19(g)	3,549,000	3,686,524
Radian Group, Inc., 7.000%, 03/15/21	1,957,000	2,092,777
Sirius International Group Ltd., 7.506% (a)(d)(i)	3,570,000	3,583,387

		9,387,888

Internet 0.0%(j)
Cogent Communications Group, Inc., 5.375%, 03/01/22(b)	235,000	235,588

Iron/Steel 0.6%
Steel Dynamics, Inc., 5.125%, 10/01/21	2,660,000	2,723,175
Steel Dynamics, Inc., 6.125%, 08/15/19	719,000	744,165

		3,467,340

Leisure Time 0.7%
NCL Corp. Ltd., 4.625%, 11/15/20(b)	1,295,000	1,292,565
NCL Corp. Ltd., 5.250%, 11/15/19(b)	1,285,000	1,297,850
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,180,000	1,005,950

		3,596,365

Lodging 1.2%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)(h)	2,080,000	2,004,600
MGM Resorts International, 6.000%, 03/15/23(g)	3,090,000	3,259,950
MGM Resorts International, 6.750%, 10/01/20	1,305,000	1,425,712

		6,690,262

Media 6.3%
Altice Financing SA, 6.500%, 01/15/22(b)(g)	2,140,000	2,161,400
Altice Finco SA, 7.625%, 02/15/25(b)	1,675,000	1,532,625
Altice Luxembourg SA, 7.750%, 05/15/22(b)	2,275,000	2,297,750
Cablevision Systems Corp., 8.000%, 04/15/20	2,140,000	2,194,591
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,571,975
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22,Series B	1,350,000	1,350,000
DISH DBS Corp., 5.125%, 05/01/20	6,145,000	6,248,697
DISH DBS Corp., 6.750%, 06/01/21	1,020,000	1,056,975
DISH DBS Corp., 7.750%, 07/01/26(b)	1,355,000	1,395,650
DISH DBS Corp., 7.875%, 09/01/19	3,645,000	4,018,612
Lee Enterprises, Inc., 9.500%, 03/15/22(b)(g)	2,170,000	2,137,450
Numericable-SFR SA, 7.375%, 05/01/26(b)	1,350,000	1,334,813
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,655,000	1,642,588
Univision Communications, Inc., 6.750%, 09/15/22(b)	1,495,000	1,577,225
VTR Finance BV, 6.875%, 01/15/24(b)	2,000,000	1,993,960
Ziggo Bond Finance BV, 5.875%, 01/15/25(b)	815,000	786,475

		34,300,786

See Notes to Schedules of Portfolio Investments.

Mining 0.5%
Imperial Metals Corp., 7.000%, 03/15/19(d)	2,314,000	2,076,815
Kaiser Aluminum Corp., 5.875%, 05/15/24(b)	575,000	590,812

		2,667,627

Miscellaneous Manufacturer 1.2%
Bombardier, Inc., 7.500%, 03/15/18(b)	6,520,000	6,699,300

Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp., 6.000%, 08/15/22	1,730,000	1,807,850

Oil & Gas 7.3%
Antero Resources Corp., 6.000%, 12/01/20	3,975,000	4,018,089
Atwood Oceanics, Inc., 6.500%, 02/01/20(g)	2,038,000	1,511,177
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24(b)	1,075,000	1,103,896
Chesapeake Energy Corp., 5.750%, 03/15/23(g)	3,845,000	2,460,800
Chesapeake Energy Corp., 6.625%, 08/15/20(g)	790,000	554,975
Chesapeake Energy Corp., 6.875%, 11/15/20	4,625,000	3,214,375
CITGO Petroleum Corp., 6.250%, 08/15/22(b)	1,670,000	1,599,025
Concho Resources, Inc., 7.000%, 01/15/21(g)	920,000	945,300
Continental Resources, Inc., 7.125%, 04/01/21	70,000	72,275
Diamondback Energy, Inc., 7.625%, 10/01/21(g)	1,440,000	1,521,000
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21(b)	3,650,000	3,750,375
Oasis Petroleum, Inc., 7.250%, 02/01/19(g)	1,925,000	1,843,188
PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23(b)	1,745,000	1,686,106
Precision Drilling Corp., 5.250%, 11/15/24	912,000	729,600
Precision Drilling Corp., 6.625%, 11/15/20	1,491,588	1,353,616
Range Resources Corp., 5.750%, 06/01/21	2,860,000	2,795,650
Rice Energy, Inc., 6.250%, 05/01/22	430,000	426,775
Rice Energy, Inc., 7.250%, 05/01/23(g)	1,590,000	1,613,850
RSP Permian, Inc., 6.625%, 10/01/22	1,055,000	1,086,650
Seven Generations Energy Ltd., 6.750%, 05/01/23(b)(g)	2,168,000	2,184,260
Southwestern Energy Co., 7.500%, 02/01/18	3,655,000	3,883,437
Sunoco LP/Sunoco Finance Corp., 6.250%, 04/15/21(b)	1,570,000	1,566,075

		39,920,494

Oil & Gas Services 1.1%
FTS International, Inc., 8.153%, 06/15/20(a)(b)(g)	1,755,000	1,474,363
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(d)	1,800,000	1,350,000
Oceaneering International, Inc., 4.650%, 11/15/24	1,440,000	1,392,335
SESI LLC, 6.375%, 05/01/19	2,045,000	1,968,312

		6,185,010

Packaging & Containers 1.5%
Ball Corp., 4.375%, 12/15/20	2,885,000	3,034,660
Berry Plastics Corp., 5.500%, 05/15/22	675,000	691,031
Berry Plastics Corp., 6.000%, 10/15/22	560,000	578,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(b)	2,248,000	2,276,100
Sealed Air Corp., 6.500%, 12/01/20(b)	1,180,000	1,342,250

		7,922,941

Pharmaceuticals 3.1%
Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22(b)	2,070,000	1,919,925
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.000%, 07/15/23(b)	4,650,000	4,068,750
Horizon Pharma, Inc., 6.625%, 05/01/23(g)	1,000,000	930,000
Valeant Pharmaceuticals International, 6.750%, 08/15/21(b)	1,680,000	1,432,200
Valeant Pharmaceuticals International, 7.000%, 10/01/20(b)(g)	4,865,000	4,293,363
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)(g)	4,605,000	4,455,337

		17,099,575

See Notes to Schedules of Portfolio Investments.

Pipelines 4.6%
Kinder Morgan Energy Partners LP, 9.000%, 02/01/19	3,420,000	3,894,583
Rockies Express Pipeline LLC, 5.625%, 04/15/20(b)	730,000	731,825
Rockies Express Pipeline LLC, 6.000%, 01/15/19(b)	2,650,000	2,696,375
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	1,105,000	1,146,438
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(h)	7,955,000	8,034,550
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23	1,515,000	1,520,681
Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	605,000	602,731
Sabine Pass Liquefaction LLC, 5.875%, 06/30/26(b)	2,150,000	2,158,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 01/15/18	535,000	544,363
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/19	2,591,000	2,707,595
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	789,000	816,615

		24,853,818

Private Equity 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	3,385,000	3,342,687

Real Estate 2.3%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(b)	326,000	335,780
Howard Hughes Corp. (The), 6.875%, 10/01/21(b)	5,790,000	5,833,425
Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 06/01/23(b)	3,545,000	3,500,687
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(b)	2,585,000	2,646,394

		12,316,286

Real Estate Investment Trust 2.5%
iStar, Inc., 5.000%, 07/01/19	1,100,000	1,025,750
iStar, Inc., 6.500%, 07/01/21	3,775,000	3,567,375
iStar, Inc., 7.125%, 02/15/18	5,030,000	5,155,750
iStar, Inc., 9.000%, 06/01/17	1,990,000	2,067,113
VEREIT Operating Partnership LP, 4.125%, 06/01/21	817,000	852,229
VEREIT Operating Partnership LP, 4.875%, 06/01/26	1,032,000	1,057,800

		13,726,017

Retail 1.7%
Dollar Tree, Inc., 5.750%, 03/01/23(b)	1,525,000	1,620,313
Family Dollar Stores, Inc., 5.000%, 02/01/21	390,000	413,400
Guitar Center, Inc., 6.500%, 04/15/19(b)(g)	1,783,000	1,533,380
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22(g)	2,870,000	2,410,800
Rite Aid Corp., 6.125%, 04/01/23(b)	3,175,000	3,389,312

		9,367,205

Software 1.2%
First Data Corp., 5.375%, 08/15/23(b)	2,640,000	2,680,946
First Data Corp., 6.750%, 11/01/20(b)	2,020,000	2,109,870
First Data Corp., 7.000%, 12/01/23(b)	1,865,000	1,888,313

		6,679,129

Telecommunication Services 5.7%
CenturyLink, Inc., Series Y, 7.500%, 04/01/24(g)	2,675,000	2,698,406
DigitalGlobe, Inc., 5.250%, 02/01/21(d)	1,335,000	1,241,550
Level 3 Financing, Inc., 5.375%, 08/15/22	615,000	621,150
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,730,945
Sprint Communications, Inc., 9.000%, 11/15/18(b)	2,430,000	2,587,950
Sprint Communications, Inc., 11.500%, 11/15/21	2,810,000	2,776,280
T-Mobile USA, Inc., 6.542%, 04/28/20	1,655,000	1,706,719
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,083,925
ViaSat, Inc., 6.875%, 06/15/20	5,285,000	5,456,762
West Corp., 4.750%, 07/15/21(b)	1,595,000	1,575,063
West Corp., 5.375%, 07/15/22(b)	1,745,000	1,622,850

		31,101,600

See Notes to Schedules of Portfolio Investments.

Transportation 1.4%
Eletson Holdings, 9.625%, 01/15/22(d)	1,615,000	1,259,700
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)	3,035,000	3,019,825
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	1,775,000	1,018,406
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(d)	4,045,000	2,396,663

		7,694,594

Total Corporate Bonds (Cost $489,143,545)		486,791,281

Common Stock 0.1%
Telecommunication Services 0.1%
NII Holding, Inc.*(g)	174,597	555,219

Total Common Stocks (Cost $2,946,329)		555,219

Money Market Funds 15.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(k)	41,573,136	41,573,136
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(k)(l)	42,902,965	42,902,965

Total Money Market Funds (Cost $84,476,101)		84,476,101

Total Investments (Cost $598,737,952) — 108.5%		590,006,698
Liabilities in Excess of Other Assets — (8.5)%		(46,358,082)

Net Assets — 100.0%		$543,648,616

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 39.7% of net assets as of June 30, 2016.
(c)	Security is in default.
(d)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(g)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was 41,350,898.
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	Perpetual maturity.
(j)	Less than 0.05% of Net Assets.
(k)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(l)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $44,123,048. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,220,083. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.0%
Alabama 2.5%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,864,425
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	3,337,380
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,330,380

		16,532,185

Alaska 7.0%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	20,498,220
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC	5,650,000	6,537,389
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	11,454,072
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,430,663

		46,920,344

California 28.6%
Alameda Corridor Transportation Authority, Series B, RB, 3.125%, 10/01/36, AGM	2,350,000	2,399,679
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/35	1,000,000	1,232,980
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/35, AGM	1,000,000	1,249,470
Alameda Corridor Transportation Authority, Series B, RB, 5.000%, 10/01/36, AGM	4,000,000	4,981,280
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	3,941,350
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,104,592
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,450,260
California State, GO, 5.000%, 08/01/35	1,000,000	1,247,160
California State, GO, 5.000%, 09/01/35	5,000,000	6,368,700
California State, GO, 5.000%, 09/01/45	4,980,000	6,290,885
California State, GO, 6.500%, 04/01/33(b)	24,500,000	28,378,350
California State, Series C, GO, 5.000%, 09/01/32	9,950,000	12,534,114
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,182,148
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	2,225,000	2,549,027
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	345,000	345,842
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/24	3,465,000	4,316,836
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/25	1,425,000	1,805,062
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/26	2,500,000	3,205,950
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/33	1,500,000	1,845,480
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/35	1,000,000	1,225,390
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/34	2,645,000	3,346,930
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/36	2,000,000	2,512,980
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/37	1,000,000	1,253,540
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/46	4,000,000	4,979,000
San Diego County Water Authority Financing Corp., RB, 5.000%, 05/01/33	3,000,000	3,836,910
San Diego County Water Authority Financing Corp., Series B, RB, 5.000%, 05/01/36	5,000,000	6,323,000
San Diego County Water Authority Financing Corp., Series B, RB, 5.000%, 05/01/37	6,000,000	7,569,300
San Diego County Water Authority Financing Corp., Series B, RB, 5.000%, 05/01/38	2,155,000	2,714,244

See Notes to Schedules of Portfolio Investments.

San Diego Redevelopment Agency Successor Agency, Series A, 5.000%, 09/01/27	500,000	641,325
San Diego Unified School District, GO, 4.000%, 07/01/31	2,000,000	2,361,000
San Diego Unified School District, GO, 4.000%, 07/01/32	10,000,000	11,755,500
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,458,050
San Francisco City & County Redevelopment Agency, 5.000%, 08/01/41, NATL-RE	1,710,000	2,139,193
Santa Clara Valley Water District, Series A, RB, 5.000%, 06/01/46	4,000,000	4,978,880
Santa Cruz County Redevelopment Agency, Series A, 4.000%, 09/01/33, BAM	500,000	571,165
Santa Cruz County Redevelopment Agency, Series A, 4.000%, 09/01/34, BAM	500,000	568,950
Santa Cruz County Redevelopment Agency, Series A, 4.000%, 09/01/35, BAM	345,000	391,358
Santa Cruz County Redevelopment Agency, Series A, 4.000%, 09/01/36, BAM	500,000	566,305
University of California, RB, 1.400%, 05/15/46(c)	4,000,000	4,044,720
University of California, RB, 5.000%, 05/15/34	2,000,000	2,549,600
University of California, RB, 5.000%, 05/15/35	1,500,000	1,906,020
University of California, RB, 5.000%, 05/15/41	2,350,000	2,957,263
University of California, Series AR, RB, 5.000%, 05/15/46	1,550,000	1,942,677
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,434,610
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,448,700
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,833,113

		191,738,888

Connecticut 1.3%
South Central Connecticut Regional Water Authority, Series B, RB, 4.000%, 08/01/34	3,245,000	3,713,870
South Central Connecticut Regional Water Authority, Series B, RB, 4.000%, 08/01/35	2,435,000	2,775,096
South Central Connecticut Regional Water Authority, Series B, RB, 4.000%, 08/01/36	2,000,000	2,269,780

		8,758,746

District of Columbia 2.2%
District of Columbia, Series A, GO, 4.000%, 06/01/35	1,500,000	1,703,610
District of Columbia, Series A, GO, 4.000%, 06/01/36	3,000,000	3,410,070
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,276,000

		14,389,680

Florida 3.0%
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,213,420
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,327,570
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/34	3,785,000	4,685,376
Tampa Bay Water, Series A, RB, 5.000%, 10/01/36	3,760,000	4,772,906
Tampa Bay Water, Series A, RB, 5.000%, 10/01/37	4,000,000	5,069,080

		20,068,352

Georgia 0.9%
Georgia State, Series A, GO, 5.000%, 01/01/26	5,000,000	6,231,200

Guam 0.2%
Guam Power Authority, Series A, RB, 5.000%, 10/01/28	1,000,000	1,189,040

Hawaii 1.2%
Hawaii State, Series EE, GO, 5.000%, 11/01/29	6,750,000	8,212,928

Illinois 3.5%
Chicago O’Hare International Airport, AMT, RB, 4.000%, 01/01/27	2,730,000	2,934,941
Chicago O’Hare International Airport, RB, 5.000%, 01/01/31	9,080,000	11,112,739
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	2,000,000	2,365,740
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	4,080,000	4,965,034
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,270,460

		23,648,914

Kansas 4.8%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	30,239,614
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,113,200

		32,352,814

See Notes to Schedules of Portfolio Investments.

Maryland 5.3%
Maryland State, GO, 4.000%, 06/01/27	14,500,000	17,198,305
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,311,798
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	7,260,821
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,416,750

		35,187,674

Massachusetts 5.6%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,554,338
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	6,217,050
Massachusetts State, 5.000%, 07/01/27(d)	10,000,000	13,152,800
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	4,045,000	4,950,554
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/39, ST INTERCEPT	3,250,000	3,943,322
Massachusetts Water Resources Authority, Series B, RB, 5.000%, 08/01/40	2,000,000	2,520,540

		37,338,604

Michigan 2.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	15,204,000
University of Michigan, RB, 5.000%, 04/01/36	2,500,000	3,166,550

		18,370,550

Missouri 1.2%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,880,715
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/36	5,000,000	6,246,000

		8,126,715

New York 10.3%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC-CR-AGM	5,340,000	5,841,052
Metropolitan Transportation Authority, RB, 5.000%, 11/15/36	5,265,000	6,670,387
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,303,250
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,349,350
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, RB, 5.000%, 02/01/35	3,500,000	4,401,320
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1, RB, 5.000%, 02/01/40	6,515,000	8,096,451
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Pre-refunded 06/15/2018 @ 100	3,530,000	3,878,623
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40	11,800,000	12,975,752
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	3,162,050
Utility Debt Securitization Authority, RB, 5.000%, 12/15/37	8,000,000	10,058,800

		68,737,035

North Carolina 1.0%
North Carolina Medical Care Commission, RB, 5.000%, 06/01/27	3,745,000	4,898,235
North Carolina State, Series C, GO, 5.000%, 05/01/18	1,880,000	2,031,303

		6,929,538

Ohio 0.3%
American Municipal Power Inc, Series A, RB, 5.000%, 02/15/46	1,500,000	1,830,480

See Notes to Schedules of Portfolio Investments.

Pennsylvania 2.7%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	7,983,600
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,603,267
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,813,150

		18,400,017

Tennessee 0.4%
Clarksville TN Water Sewer & Gas Revenue, RB, 5.000%, 02/01/41	2,000,000	2,485,480

Texas 7.2%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/35, PSF-GTD	1,980,000	2,460,427
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,266,345
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	6,561,240
Harris County, Series A, RB, 5.000%, 08/15/35(d)	2,000,000	2,516,660
Harris County, Series A, RB, 5.000%, 08/15/36(d)	1,000,000	1,253,170
Lower Colorado River Authority, RB, 4.000%, 05/15/34	1,280,000	1,437,530
Lower Colorado River Authority, RB, 4.000%, 05/15/35	840,000	940,262
Melissa Independent School District, GO, 4.000%, 08/01/41, PSF-GTD(d)	2,500,000	2,818,100
Melissa Independent School District, GO, 4.000%, 08/01/46, PSF-GTD(d)	3,000,000	3,353,430
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	8,080,936
San Antonio City Water System Revenue, Series A, RB, 5.000%, 05/15/31	1,750,000	2,236,325
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,183,200

		48,107,625

Virginia 1.2%
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/36	1,840,000	2,347,601
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/37	1,000,000	1,272,790
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/38	1,000,000	1,271,760
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/42	2,500,000	3,169,150

		8,061,301

Washington 2.9%
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,048,598
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,280,167
Energy Northwest, Series A, RB, 5.000%, 07/01/26	3,250,000	4,288,830
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,600,145

		19,217,740

Total Municipal Bonds (Cost $602,510,469)		642,835,850

Money Market Fund 5.9%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(e)	39,723,542	39,723,542

Total Money Market Fund (Cost $39,723,542)		39,723,542

Total Investments (Cost $642,234,011) — 101.9%		682,559,392
Liabilities in Excess of Other Assets — (1.9)%		(12,520,200)

Net Assets — 100.0%		$670,039,192

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2016.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BAM	– Build America Mutual Assurance Company
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	– California Mortgage Insurance
CR	– Custodial Receipts
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 17.2%
Automobiles 5.3%
Fifth Third Auto Trust, Series 2015-1, Cl A2B, 0.992%, 05/15/18(a)	251,220	251,430
Nissan Auto Lease Trust, Series 2014-B, Cl A2A, 0.730%, 04/17/17	103,674	103,649

		355,079

Credit Card 10.5%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.892%, 02/15/19(a)	400,000	398,042
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.892%, 07/15/22(a)	300,000	297,152

		695,194

Student Loan Asset Backed Security 1.4%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.703%, 09/25/19(a)	92,199	91,686

Total Asset-Backed Securities (Cost $1,144,754)		1,141,959

Collateralized Mortgage Obligations 66.4%
Agency Collateralized Mortgage Obligations 55.4%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.642%, 03/15/24(a)	845,113	848,025
Series 4231, Cl FD, REMIC, 0.792%, 10/15/32(a)	691,945	693,278

		1,541,303

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.753%, 11/25/24(a)	625,590	627,466

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.915%, 10/07/20(a)	867,534	869,303
Series 2010-R3, Cl 1A, 1.006%, 12/08/20(a)	280,214	280,722
Series 2010-R3, Cl 2A, 1.006%, 12/08/20(a)	370,737	371,541

		1,521,566

Commercial Mortgage Backed Securities 11.0%
Federal Home Loan Mortgage Corporation
Series KF03, Cl A, 0.786%, 01/25/21(a)	727,795	728,536

Total Collateralized Mortgage Obligations (Cost $4,403,274)		4,418,871

U.S. Government Agency Mortgages 15.6%
Federal National Mortgage Association
Pool #AM6261, 0.656%, 07/01/19(a)	620,000	619,962
Pool #AM7028, 0.675%, 10/01/19(a)	420,000	419,818

Total U.S. Government Agency Mortgages (Cost $1,039,291)		1,039,780

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(b)	56,252	56,252

Total Money Market Fund (Cost $56,252)		56,252

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $6,643,571) — 100.0%	6,656,862
Other Assets in Excess of Liabilities — 0.0%(c)	1,028

Net Assets — 100.0%	$6,657,890

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.1%
Alabama 0.8%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	242,309

Georgia 1.2%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/18	350,000	373,531

Guam 4.8%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,201,030
Guam Waterworks Authority, RB, 5.000%, 01/01/46	270,000	322,809

		1,523,839

North Carolina 87.3%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,220,840
Cape Fear Public Utility Authority, RB, 5.000%, 08/01/23, Pre-refunded 08/01/2018 @ 100	1,000,000	1,090,310
Cape Fear Public Utility Authority, RB, 5.000%, 08/01/29	500,000	652,245
Charlotte Airport Revenue, Series B, AMT, RB, 5.500%, 07/01/23	700,000	808,388
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,174,695
Charlotte Water & Sewer System, RB, 5.000%, 07/01/40	1,000,000	1,250,720
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,157,840
Forsyth County, GO, 5.000%, 02/01/22, Pre-refunded 02/01/2019 @ 100	750,000	832,530
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,000,000	1,115,990
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,189,980
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,134,140
North Carolina Medical Care Commission, RB, 5.000%, 06/01/28	1,400,000	1,861,524
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,700,340
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	290,000	318,524
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30, Pre-refunded 01/01/2019 @ 100	710,000	785,423
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,000,000	1,040,860
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,000,000	1,127,780
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	1,000,000	1,223,490
Pitt County, RB, 5.000%, 04/01/28	1,000,000	1,266,140
Raleigh, RB, 5.000%, 02/01/23	850,000	1,052,266
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45	1,500,000	1,830,015
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,144,820
Wake County, Series A, RB, 5.000%, 12/01/35	1,000,000	1,276,560
Western Carolina University, Student Housing Project, RB, 4.000%, 06/01/39	1,250,000	1,402,125

		27,657,545

South Carolina 3.0%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	948,338

Total Municipal Bonds (Cost $28,435,306)		30,745,562

Money Market Fund 9.5%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(b)	3,018,903	3,018,903

Total Money Market Fund (Cost $3,018,903)		3,018,903

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $31,454,209) — 106.6%	33,764,465
Liabilities in Excess of Other Assets — (6.6)%	(2,081,531)

Net Assets — 100.0%	$31,682,934

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2016.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)
Seix Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 11.2%
Auto Floor Plan 1.0%
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.022%, 05/15/20(a)(b)	510,000	510,762

Automobiles 0.5%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	275,000	275,460

Credit Card 6.9%
BA Credit Card Trust, Series 2015-A2, Cl A, 1.360%, 09/15/20	490,000	492,947
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.792%, 03/16/20(a)	627,000	623,749
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A, 1.480%, 07/15/20	325,000	327,117
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A, 1.390%, 01/15/21	312,000	314,142
Chase Issuance Trust, Series 2014-A7, Cl A, 1.380%, 11/15/19	500,000	502,594
Discover Card Execution Note Trust, Series 2013-A1, Cl A1, 0.742%, 08/17/20(a)	272,000	272,305
Discover Card Execution Note Trust, Series 2016-A1, Cl A1, 1.640%, 07/15/21	275,000	278,624
Evergreen Credit Card Trust, Series 2016-1, Cl A, 1.162%, 04/15/20(a)(b)	450,000	450,162
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.185%, 05/26/21(a)(b)	255,000	255,069

		3,516,709

Other 2.1%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	171,381	171,130
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Cl A4, 5.170%, 08/01/19	60,816	61,893
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Cl A1, 0.901%, 04/15/18	107,014	106,980
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	440,000	443,197
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	309,141	308,845

		1,092,045

Student Loan Asset Backed Security 0.7%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.703%, 09/25/19(a)	346,668	344,739

Total Asset-Backed Securities (Cost $5,726,172)		5,739,715

Collateralized Mortgage Obligations 7.8%
Agency Collateralized Planned Amortization Class Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series 3786, Cl EB, REMIC, 4.000%, 08/15/35	285,000	294,892
Series K712, Cl A2, 1.869%, 11/25/19	240,000	244,796

		539,688

Commercial Mortgage Backed Securities 6.7%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Cl A1, 0.685%, 09/10/45	20,514	20,486

Commercial Mortgage Trust
Series 2013-CR9, Cl A1, 1.344%, 07/10/45	17,670	17,668

GS Mortgage Securities Trust
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	40,030	40,024

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Cl A2, 3.616%, 11/15/43(b)	780,000	798,927
Series 2011-C3, Cl A3, 4.388%, 02/15/46(b)	325,000	339,339
Series 2013-C13, Cl A1, 1.303%, 01/15/46	196,643	196,799

		1,335,065

See Notes to Schedules of Portfolio Investments.

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	344,034	344,745
Series 2014-C14, Cl A1, 1.250%, 02/15/47	108,583	108,560

		453,305

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	196,000	203,162

WF-RBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	785,731	790,552

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	600,000	602,291

Total Collateralized Mortgage Obligations (Cost $3,990,362)		4,002,241

Corporate Bonds 35.0%
Aerospace/Defense 1.6%
Boeing Co. (The), 0.763%, 10/30/17(a)	530,000	529,888
Lockheed Martin Corp., 1.850%, 11/23/18	265,000	268,595

		798,483

Auto Manufacturers 2.5%
BMW US Capital LLC, 1.500%, 04/11/19(b)	355,000	357,543
General Motors Financial Co., Inc., 2.400%, 05/09/19	479,000	480,334
PACCAR Financial Corp., 1.280%, 12/06/18, MTN(a)	200,000	201,029
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	239,000	240,822

		1,279,728

Banks 7.3%
Citigroup, Inc., 1.350%, 03/10/17	541,000	541,581
Credit Suisse New York, 1.375%, 05/26/17, MTN	845,000	845,691
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	783,000	834,120
ING Bank NV, 1.800%, 03/16/18(b)	414,000	416,348
JPMorgan Chase & Co., 6.125%, 06/27/17	558,000	583,618
Lloyds Bank PLC, 1.750%, 05/14/18	543,000	541,473

		3,762,831

Beverages 1.8%
Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	642,000	652,901
Molson Coors Brewing Co., 1.450%, 07/15/19(c)	257,000	257,651

		910,552

Biotechnology 0.6%
Celgene Corp., 2.125%, 08/15/18	309,000	313,618

Chemicals 1.2%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	602,000	600,617

Computers 1.6%
Apple, Inc., 1.050%, 05/05/17	266,000	266,627
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	522,000	534,742

		801,369

Diversified Financial Services 0.5%
Air Lease Corp., 2.625%, 09/04/18	266,000	265,944

Electric 1.3%
Duke Energy Corp., 1.034%, 04/03/17(a)	141,000	140,903
Emera US Finance LP, 2.150%, 06/15/19(b)	527,000	533,130

		674,033

See Notes to Schedules of Portfolio Investments.

Electronics 0.9%
Fortive Corp., 1.800%, 06/15/19(b)	480,000	483,079

Healthcare - Products 1.5%
Becton Dickinson and Co., 1.800%, 12/15/17	265,000	267,167
Medtronic, Inc., 1.500%, 03/15/18	498,000	502,322

		769,489

Healthcare - Services 1.6%
Aetna, Inc., 1.900%, 06/07/19	488,000	494,339
UnitedHealth Group, Inc., 1.875%, 11/15/16	349,000	350,305

		844,644

Housewares 0.9%
Newell Brands, Inc., 2.600%, 03/29/19	424,000	435,101

Insurance 1.7%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	266,000	270,346
Berkshire Hathaway, Inc., 1.900%, 01/31/17	596,000	599,970

		870,316

Internet 0.4%
eBay, Inc., 2.500%, 03/09/18	222,000	226,051

Machinery-Diversified 1.0%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	528,000	531,803

Oil & Gas 2.2%
Chevron Corp., 1.365%, 03/02/18	552,000	555,031
Exxon Mobil Corp., 1.305%, 03/06/18	553,000	557,316

		1,112,347

Oil & Gas Services 0.9%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	461,000	463,988

Pharmaceuticals 0.6%
AbbVie, Inc., 1.800%, 05/14/18	318,000	320,232

Pipelines 0.8%
Kinder Morgan, Inc., 2.000%, 12/01/17	269,000	267,561
Spectra Energy Partners LP, 2.950%, 09/25/18	158,000	161,030

		428,591

Real Estate Investment Trust 0.5%
American Tower Corp., 4.500%, 01/15/18	225,000	234,738

Retail 0.6%
CVS Health Corp., 1.900%, 07/20/18	306,000	310,630

Semiconductors 0.4%
TSMC Global Ltd., 1.625%, 04/03/18(b)	200,000	200,543

Telecommunication Services 1.5%
AT&T, Inc., 5.500%, 02/01/18	488,000	519,408
Verizon Communications, Inc., 3.650%, 09/14/18	258,000	271,106

		790,514

Transportation 1.1%
Canadian National Railway Co., 0.796%, 11/14/17(a)	554,000	554,210

Total Corporate Bonds (Cost $17,859,239)		17,983,451

See Notes to Schedules of Portfolio Investments.

Municipal Bond 1.0%
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A3, RB, 3.450%, 02/01/22	515,000	531,557

Total Municipal Bond (Cost $537,354)		531,557

U.S. Government Agency Mortgages 11.1%
Federal Home Loan Mortgage Corporation
Pool #G14525, 2.500%, 08/01/22	194,110	201,132
Pool #J20827, 2.000%, 10/01/22	160,241	165,313
Pool #J22421, 2.000%, 02/01/23	131,051	135,205
Pool #J23435, 2.500%, 04/01/23	507,574	525,944
Pool #J24206, 2.000%, 06/01/23	151,210	155,997
Pool #J28472, 3.000%, 06/01/24	1,137,893	1,194,984

		2,378,575

Federal National Mortgage Association
Pool #471989, 2.010%, 07/01/19	231,005	236,534
Pool #AB6729, 2.000%, 10/01/22	127,478	130,351
Pool #AP9597, 2.500%, 10/01/22	587,383	609,305
Pool #AL3486, 2.000%, 05/01/23	121,317	124,051
Pool #AL5640, 2.276%, 08/01/44(a)	262,575	270,839
Pool #AX3644, 2.406%, 10/01/44(a)	328,337	338,329
Pool #AX5937, 2.485%, 11/01/44(a)	437,257	449,190
Pool #AX2167, 2.531%, 11/01/44(a)	1,136,537	1,169,015

		3,327,614

Total U.S. Government Agency Mortgages (Cost $5,602,373)		5,706,189

U.S. Treasury Obligations 33.0%
U.S. Treasury Notes 33.0%
1.250%, 10/31/18(d)	6,546,000	6,636,774
1.500%, 01/31/19	6,530,000	6,666,464
1.500%, 05/31/19	3,599,000	3,680,258

Total U.S. Treasury Obligations (Cost $16,840,769)		16,983,496

Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(e)	345,730	345,730

Total Money Market Fund (Cost $345,730)		345,730

Total Investments (Cost $50,901,999) — 99.8%		51,292,379
Other Assets in Excess of Liabilities — 0.2%		123,444

Net Assets — 100.0%		$51,415,823

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.6% of net assets as of June 30, 2016.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(e)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)
Seix Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.3%
Alabama 3.9%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,401,825

California 12.1%
Alameda Corridor Transportation Authority, Series A, RB, 5.000%, 10/01/24	500,000	627,740
Alameda Corridor Transportation Authority, Series A, RB, 5.000%, 10/01/25	400,000	510,108
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	220,922
California State, GO, 5.000%, 08/01/17	1,000,000	1,048,080
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,503,630
Santa Clara Valley Water District, Series C, RB, 5.000%, 06/01/21	400,000	477,356

		4,387,836

Connecticut 1.8%
South Central Connecticut Regional Water Authority, Series B, RB, 5.000%, 08/01/27	500,000	642,975

District of Columbia 3.1%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,118,840

Florida 4.4%
Fort Lauderdale Water & Sewer Revenue, RB, 5.000%, 09/01/17	1,525,000	1,603,736

Illinois 4.5%
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,651,470

Indiana 6.0%
Indiana Finance Authority, Series B, RB, 5.000%, 02/01/21	1,000,000	1,181,550
Indiana University, Series R, RB, 5.000%, 08/01/16, AMBAC	1,000,000	1,003,940

		2,185,490

Maryland 10.1%
Maryland State, GO, 5.000%, 08/01/18, Pre-refunded 08/01/2016 @ 100	1,000,000	1,003,890
Maryland State, Series A, GO, 5.000%, 11/01/16	1,000,000	1,015,330
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	541,070
Montgomery County, Series A, GO, 5.000%, 07/01/17	1,040,000	1,086,218

		3,646,508

Massachusetts 2.9%
Commonwealth of Massachusetts, Series C, GO, 5.000%, 08/01/27, Pre-refunded 08/01/2017 @ 100, AGM	1,000,000	1,047,890

Missouri 3.6%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,307,877

Nevada 2.9%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,041,760

North Carolina 3.0%
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,104,880

See Notes to Schedules of Portfolio Investments.

Ohio 5.5%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	2,007,080

Rhode Island 8.7%
Rhode Island Health & Educational Building Corp., RB, 4.000%, 05/15/20, AGM, ST APPROP	750,000	825,240
State of Rhode Island, GO, 5.000%, 08/01/18(a)	2,150,000	2,344,166

		3,169,406

South Carolina 2.1%
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.000%, 12/01/16	750,000	763,823

Texas 12.3%
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	204,448
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	209,682
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,024,550
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(a)	3,000,000	3,009,300

		4,447,980

Washington 9.4%
Port of Seattle, AMT, GO, 5.250%, 12/01/20	1,030,000	1,216,481
Snohomish County Public Utility District No. 1, RB, 5.000%, 12/01/16	1,000,000	1,019,050
Tacoma Sewer Revenue, Series B, RB, 5.000%, 12/01/20(b)	1,000,000	1,159,430

		3,394,961

Total Municipal Bonds (Cost $34,653,055)		34,924,337

Money Market Fund 5.8%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(c)	2,106,783	2,106,783

Total Money Market Fund (Cost $2,106,783)		2,106,783

Total Investments (Cost $36,759,838) — 102.1%		37,031,120
Liabilities in Excess of Other Assets — (2.1)%		(759,675)

Net Assets — 100.0%		$36,271,445

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.7%
Automobiles 0.4%
Ford Credit Auto Owner Trust, Series 2016-1, Cl A, 2.310%, 08/15/27(a)	3,525,000	3,598,692

Credit Card 1.6%
American Express Issuance Trust II, Series 2013-1, Cl A, 0.722%, 02/15/19(b)	1,455,000	1,453,977
Barclays Dryrock Issuance Trust, Series 2014-3, Cl A, 2.410%, 07/15/22	8,995,000	9,253,953
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.892%, 07/15/22(b)	4,063,000	4,024,430
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.178%, 05/15/28(b)	1,632,000	1,522,938

		16,255,298

Other 1.7%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	4,201,813	4,314,841
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,781,783	4,921,411
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A2, 2.049%, 07/01/20	2,895,000	2,936,744
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	4,975,000	5,035,695

		17,208,691

Total Asset-Backed Securities (Cost $36,458,177)		37,062,681

Collateralized Mortgage Obligations 4.0%
Commercial Mortgage Backed Securities 4.0%
FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	2,495,000	2,712,969
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	2,320,000	2,469,985
Series 2016-K52, Cl B, 4.055%, 01/25/49(a)(b)	3,170,000	3,085,327
Series 2016-K722, Cl B, 3.835%, 07/25/49(a)(b)	395,000	373,140

		8,641,421

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(a)	7,000,000	7,573,866
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,211,000	3,354,132
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,953,729

		13,881,727

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,225,524

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Cl B, 3.722%, 07/05/32(a)	1,790,000	1,856,329

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	4,815,000	5,117,193

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	3,315,000	3,527,634

Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Cl A, 3.544%, 04/16/35(a)	2,900,000	3,116,766

Total Collateralized Mortgage Obligations (Cost $38,975,858)		40,366,594

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 25.1%
Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,852,000	1,880,639

Airlines 0.3%
Southwest Airlines Co., 2.650%, 11/05/20	1,355,000	1,398,576
United Airlines 2016-1 Class A Pass Through Trust, Series 2016-1, Cl A, 3.450%, 01/07/30,Series A	1,377,000	1,411,425

		2,810,001

Auto Manufacturers 1.4%
BMW U.S. Capital LLC, 2.800%, 04/11/26(a)(c)	2,497,000	2,561,205
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	1,280,000	1,303,798
Ford Motor Credit Co. LLC, 3.336%, 03/18/21	3,874,000	4,017,830
General Motors Co., 5.200%, 04/01/45	4,357,000	4,316,597
Volkswagen International Finance, 2.375%, 03/22/17(a)	1,539,000	1,549,050

		13,748,480

Auto Parts & Equipment 0.7%
Delphi Automotive PLC, 4.250%, 01/15/26	1,559,000	1,703,731
Lear Corp., 4.750%, 01/15/23	1,338,000	1,374,795
Magna International, Inc., 4.150%, 10/01/25	3,125,000	3,433,660

		6,512,186

Banks 4.2%
Bank of America Corp., 4.450%, 03/03/26, MTN	1,548,000	1,619,109
Bank of America Corp., 6.300%(b)(d)	1,842,000	1,957,125
Cooperatieve Rabobank UA, 2.500%, 01/19/21, MTN	1,609,000	1,649,251
Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	2,605,000	2,616,259
Fifth Third Bank, 2.250%, 06/14/21	1,195,000	1,213,640
Fifth Third Bank, 3.850%, 03/15/26	3,120,000	3,276,508
Goldman Sachs Group, Inc. (The), 5.150%, 05/22/45	2,320,000	2,420,365
Huntington National Bank (The), 1.300%, 11/20/16	1,869,000	1,871,097
ING Bank NV, 1.800%, 03/16/18(a)	1,146,000	1,152,500
JPMorgan Chase & Co., 2.250%, 01/23/20	2,953,000	2,993,613
KeyCorp, 2.900%, 09/15/20, MTN	1,672,000	1,729,328
Lloyds Bank PLC, 2.050%, 01/22/19	1,768,000	1,763,414
Lloyds Banking Group PLC, 3.100%, 07/06/21	1,222,000	1,224,114
Morgan Stanley, 2.650%, 01/27/20	1,878,000	1,908,966
Morgan Stanley, 3.875%, 01/27/26, MTN	5,690,000	6,040,436
Morgan Stanley, 3.950%, 04/23/27	1,159,000	1,172,097
Regions Bank, 2.250%, 09/14/18	845,000	850,626
US Bancorp, 2.350%, 01/29/21, MTN	1,294,000	1,335,734
US Bancorp, 3.600%, 09/11/24, MTN	2,485,000	2,676,775
US Bank NA, 1.100%, 01/30/17	2,968,000	2,969,448

		42,440,405

Beverages 0.8%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,174,000	1,217,456
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	713,000	763,798
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	2,168,000	2,540,553
Molson Coors Brewing Co., 4.200%, 07/15/46(e)	1,846,000	1,853,894
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	2,020,000	2,033,368

		8,409,069

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	819,000	851,846
Celgene Corp., 5.000%, 08/15/45	961,000	1,058,387

		1,910,233

See Notes to Schedules of Portfolio Investments.

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	935,000	944,256
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	903,000	970,666
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	851,000	899,126
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,289,821

		4,103,869

Computers 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 07/15/46(a)	1,773,000	1,906,168

Diversified Financial Services 1.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	2,551,000	2,551,000
Air Lease Corp., 2.625%, 09/04/18	4,069,000	4,068,141
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,487,000	1,501,530
Lazard Group LLC, 3.750%, 02/13/25	3,968,000	3,944,517
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,449,000	1,509,735

		13,574,923

Electric 1.1%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,050,000	1,392,335
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	468,449
Emera U.S. Finance LP, 4.750%, 06/15/46(a)	2,947,000	2,990,978
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,256,310
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,376,000	4,767,766

		10,875,838

Electronics 0.1%
Fortive Corp., 4.300%, 06/15/46(a)	738,000	784,197

Healthcare - Products 0.3%
Becton Dickinson and Co., 4.685%, 12/15/44	761,000	857,326
Medtronic, Inc., 3.500%, 03/15/25	565,000	615,920
Medtronic, Inc., 4.625%, 03/15/45	1,597,000	1,877,898

		3,351,144

Healthcare - Services 0.5%
Aetna, Inc., 4.375%, 06/15/46	3,254,000	3,379,273
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,426,000	1,573,659

		4,952,932

Insurance 0.5%
Chubb INA Holdings, Inc., 4.350%, 11/03/45	879,000	1,011,219
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	1,291,000	1,302,299
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	1,746,000	1,950,143
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	836,000	909,088

		5,172,749

Media 0.5%
Comcast Corp., 4.650%, 07/15/42	4,157,000	4,770,224

Mining 2.0%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	3,977,000	4,155,094
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,119,665
BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	2,112,000	2,454,085
Newmont Mining Corp., 4.875%, 03/15/42	2,703,000	2,672,724
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	8,056,290
Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	1,462,000	1,529,429

		19,987,287

Miscellaneous Manufacturer 0.8%
3M Co., 1.375%, 09/29/16, MTN	971,000	972,777
General Electric Co., 2.700%, 10/09/22	1,118,000	1,173,345
General Electric Co., 3.450%, 05/15/24, MTN	2,024,000	2,203,739
General Electric Co., 4.125%, 10/09/42	901,000	991,034
General Electric Co., 5.250%, 12/06/17	2,161,000	2,289,452

		7,630,347

See Notes to Schedules of Portfolio Investments.

Oil & Gas 3.4%
Apache Corp., 3.250%, 04/15/22	2,190,000	2,243,445
BP Capital Markets PLC, 2.248%, 11/01/16	2,052,000	2,060,746
ConocoPhillips Co., 5.950%, 03/15/46	2,268,000	2,821,936
Devon Energy Corp., 5.850%, 12/15/25(c)	2,145,000	2,366,117
Ensco PLC, 4.500%, 10/01/24	1,098,000	735,660
Ensco PLC, 5.200%, 03/15/25	4,517,000	3,139,315
Ensco PLC, 5.750%, 10/01/44	1,833,000	1,099,800
EOG Resources, Inc., 4.150%, 01/15/26	3,086,000	3,378,457
Exxon Mobil Corp., 3.043%, 03/01/26	2,506,000	2,660,152
Marathon Oil Corp., 3.850%, 06/01/25	2,147,000	1,972,513
Marathon Petroleum Corp., 3.625%, 09/15/24	342,000	335,843
Marathon Petroleum Corp., 5.000%, 09/15/54	2,381,000	1,994,478
Shell International Finance BV, 1.875%, 05/10/21	1,601,000	1,609,484
Shell International Finance BV, 2.875%, 05/10/26	1,395,000	1,417,293
Shell International Finance BV, 3.250%, 05/11/25	2,606,000	2,733,921
Woodside Finance Ltd., 3.650%, 03/05/25(a)	1,575,000	1,538,482
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,086,000	2,207,495

		34,315,137

Oil & Gas Services 0.7%
FMC Technologies, Inc., 3.450%, 10/01/22	508,000	484,437
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	1,726,000	1,800,142
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	3,391,000	3,649,509
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,309,000	1,387,166

		7,321,254

Pharmaceuticals 0.5%
AbbVie, Inc., 3.600%, 05/14/25	2,129,000	2,230,830
Express Scripts Holding Co., 2.650%, 02/15/17	1,560,000	1,576,584
Novartis Securities Investment Ltd., 5.125%, 02/10/19	765,000	844,378

		4,651,792

Pipelines 0.8%
EnLink Midstream Partners LP, 4.150%, 06/01/25	1,896,000	1,747,376
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,783,900
Phillips 66 Partners LP, 3.605%, 02/15/25	362,000	355,725
Phillips 66 Partners LP, 4.680%, 02/15/45	470,000	433,891
Western Gas Partners LP, 4.650%, 07/01/26(e)	1,400,000	1.396,164
Williams Partners LP, 4.000%, 09/15/25	886,000	812,661

		7,529,717

Real Estate Investment Trust 1.1%
American Tower Corp., 3.500%, 01/31/23	1,377,000	1,424,858
American Tower Corp., 5.000%, 02/15/24	2,564,000	2,899,889
Boston Properties LP, 3.650%, 02/01/26	1,437,000	1,531,434
Digital Realty Trust LP, 3.950%, 07/01/22	2,468,000	2,585,289
Digital Realty Trust LP, 4.750%, 10/01/25	1,521,000	1,633,546
Simon Property Group LP, 3.300%, 01/15/26	1,043,000	1,114,168

		11,189,184

Retail 0.7%
CVS Health Corp., 5.125%, 07/20/45	1,372,000	1,702,070
Home Depot, Inc. (The), 2.625%, 06/01/22	1,554,000	1,626,322
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,140,000	4,160,969

		7,489,361

See Notes to Schedules of Portfolio Investments.

Semiconductors 0.6%
Intel Corp., 1.950%, 10/01/16	1,031,000	1,034,159
Intel Corp., 4.900%, 07/29/45	1,324,000	1,542,287
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,598,740

		6,175,186

Software 0.5%
Oracle Corp., 2.650%, 07/15/26(e)	5,376,000	5,389,488

Telecommunication Services 1.2%
AT&T, Inc., 2.375%, 11/27/18	1,854,000	1,892,076
AT&T, Inc., 3.950%, 01/15/25	580,000	616,508
AT&T, Inc., 4.350%, 06/15/45	699,000	677,307
AT&T, Inc., 4.750%, 05/15/46	1,730,000	1,773,030
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,466,000	2,630,398
Cisco Systems, Inc., 2.125%, 03/01/19	1,666,000	1,711,085
Verizon Communications, Inc., 4.862%, 08/21/46	2,524,000	2,758,952

		12,059,356

Total Corporate Bonds (Cost $238,633,605)		250,941,166

U.S. Government Agency Mortgages 26.4%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	4,491,389	4,813,425
Pool #C91768, 3.500%, 07/01/34	1,926,465	2,050,134
Pool #G01779, 5.000%, 04/01/35	314,874	350,495
Pool #G01837, 5.000%, 07/01/35	2,127,679	2,356,912
Pool #G01838, 5.000%, 07/01/35	280,292	312,050
Pool #G05326, 5.000%, 02/01/38	1,295,501	1,439,264
Pool #G07135, 6.000%, 10/01/38	1,656,858	1,892,884
Pool #G08347, 4.500%, 06/01/39	2,619,395	2,869,906
Pool #G08353, 4.500%, 07/01/39	3,257,587	3,570,019
Pool #G05606, 4.500%, 07/01/39	7,145,419	7,834,339
Pool #G06079, 6.000%, 07/01/39	809,476	925,149
Pool #A89148, 4.000%, 10/01/39	1,446,677	1,555,503
Pool #A89384, 4.000%, 10/01/39	185,385	199,233
Pool #G08372, 4.500%, 11/01/39	1,910,032	2,095,064
Pool #A93101, 5.000%, 07/01/40	1,375,850	1,521,057
Pool #G06061, 4.000%, 10/01/40	2,833,662	3,069,041
Pool #A95796, 4.000%, 12/01/40	1,167,325	1,254,822
Pool #A95822, 4.000%, 12/01/40	2,867,012	3,122,475
Pool #Q04085, 3.500%, 10/01/41	153,837	164,390
Pool #G60126, 4.500%, 11/01/41	431,675	473,460
Pool #G07491, 4.500%, 03/01/42	52,788	57,856
Pool #Q18522, 3.500%, 05/01/43	4,884,383	5,195,673
Pool #849167, 2.943%, 10/01/43(b)	4,123,247	4,296,702
Pool #G60019, 4.500%, 03/01/44	6,761,542	7,406,529
Pool #Q31066, 4.000%, 02/01/45	1,177,032	1,273,538
Pool #Q31645, 4.000%, 02/01/45	5,580,168	6,015,156
Pool #Q35611, 4.000%, 09/01/45	5,943,921	6,419,764
Pool #Q37163, 3.500%, 11/01/45	2,976,008	3,152,163
Pool #Q40123, 3.500%, 04/01/46	2,764,085	2,931,963
Pool #Q40124, 3.500%, 04/01/46	3,546,516	3,757,005

		82,375,971

Federal National Mortgage Association
Pool #AP9592, 3.500%, 10/01/32	3,190,221	3,404,277
Pool #MA1630, 4.000%, 10/01/33	1,893,040	2,049,936
Pool #MA1688, 3.500%, 12/01/33	129,891	138,194
Pool #MA1763, 3.500%, 01/01/34	5,804,370	6,173,422

See Notes to Schedules of Portfolio Investments.

Pool #190370, 6.000%, 06/01/36	1,618,723	1,855,766
Pool #745950, 6.000%, 11/01/36	1,630,939	1,868,990
Pool #888128, 6.000%, 01/01/37	261,465	299,476
Pool #890248, 6.000%, 08/01/37	375,745	436,071
Pool #889529, 6.000%, 03/01/38	132,762	153,762
Pool #889579, 6.000%, 05/01/38	626,274	716,499
Pool #995724, 6.000%, 04/01/39	1,191,000	1,383,518
Pool #AE0814, 6.000%, 09/01/39	249,915	286,106
Pool #AC2817, 4.000%, 10/01/39	461,682	494,832
Pool #AX3605, 3.500%, 01/01/40	2,675,607	2,827,533
Pool #932441, 4.000%, 01/01/40	6,432,741	6,894,299
Pool #AC9564, 4.500%, 02/01/40	758,299	838,493
Pool #AL7497, 3.500%, 09/01/40	7,293,494	7,706,599
Pool #AD9725, 3.500%, 10/01/40	1,161,723	1,226,065
Pool #AE3860, 5.000%, 10/01/40	509,161	569,396
Pool #AE5143, 4.000%, 11/01/40	403,721	435,868
Pool #AE9284, 4.000%, 11/01/40	655,933	705,748
Pool #AB2071, 3.500%, 01/01/41	542,359	573,830
Pool #AH4161, 3.500%, 01/01/41	1,031,364	1,090,995
Pool #AL0215, 4.500%, 04/01/41	4,337,231	4,755,676
Pool #AB3274, 4.500%, 07/01/41	1,819,943	2,004,010
Pool #AB3865, 3.500%, 11/01/41	1,152,446	1,232,908
Pool #AT8263, 3.500%, 01/01/42	1,469,430	1,550,945
Pool #AW8154, 3.500%, 01/01/42	12,005,812	12,766,335
Pool #AB5188, 3.500%, 05/01/42	6,453,295	6,833,548
Pool #AP7874, 3.500%, 10/01/42	1,918,261	2,029,935
Pool #AB6903, 3.000%, 11/01/42	1,446,668	1,518,094
Pool #AB8726, 3.500%, 03/01/43	7,105,954	7,514,524
Pool #AT2720, 3.000%, 05/01/43	1,650,094	1,728,479
Pool #AL3657, 3.500%, 06/01/43	3,976,543	4,252,347
Pool #AU3742, 3.500%, 08/01/43	973,480	1,034,932
Pool #AL5162, 3.000%, 09/01/43	1,736,879	1,814,008
Pool #AL5939, 3.500%, 09/01/43	5,613,040	5,968,220
Pool #AS2037, 4.500%, 03/01/44	3,025,101	3,310,046
Pool #AL6223, 4.500%, 08/01/44	656,175	717,264
Pool #AL7378, 3.000%, 11/01/44	3,072,237	3,197,064
Pool #AY2685, 4.500%, 01/01/45	681,343	746,707
Pool #AX8835, 2.801%, 02/01/45(b)	3,228,350	3,337,679
Pool #BC2470, 3.500%, 02/01/46	2,311,101	2,453,385

		110,895,781

Government National Mortgage Association
Pool #736663, 5.000%, 03/15/40	6,593,325	7,382,699
Pool #736666, 4.500%, 04/15/40	3,301,096	3,636,870
Pool #MA0321, 5.000%, 08/20/42	523,858	575,353
Pool #666413, 4.000%, 09/15/43	1,477,384	1,607,476
Pool #MA2681, 5.000%, 03/20/45	2,062,531	2,242,453
Pool #AM0226, 4.000%, 05/15/45	190,381	204,819
Pool #AM9875, 4.000%, 06/15/45	1,673,196	1,807,797
Pool #626960, 3.500%, 07/15/45	4,600,109	4,927,041
Pool #AN8476, 3.500%, 07/15/45	3,197,990	3,400,609
Pool #AM8631, 4.000%, 07/15/45	2,516,500	2,708,075
Pool #AN5745, 4.000%, 07/15/45	3,404,904	3,679,021
Pool #AN5781, 4.000%, 07/15/45	1,696,944	1,823,504
Pool #AN5764, 4.000%, 07/15/45	1,425,298	1,540,089
Pool #AN5766, 4.000%, 07/15/45	1,461,316	1,573,692
Pool #AN6811, 4.000%, 07/15/45	1,137,587	1,223,698
Pool #AO0509, 3.500%, 08/15/45	3,597,711	3,843,798
Pool #626970, 3.500%, 08/15/45	2,179,180	2,333,957
Pool #AO3608, 4.000%, 08/15/45	6,587,161	7,093,643

See Notes to Schedules of Portfolio Investments.

Pool #AP5075, 4.000%, 09/15/45	1,063,752	1,164,446
Pool #AP5076, 4.000%, 09/15/45	1,131,186	1,238,168
Pool #AP5077, 4.000%, 09/15/45	1,005,711	1,101,095
Pool #AB5970, 4.000%, 10/15/45	2,398,045	2,584,896
Pool #AB5975, 4.000%, 11/15/45	2,230,713	2,404,597
Pool #AO9362, 4.000%, 12/15/45	9,946,148	10,724,444

		70,822,240

Total U.S. Government Agency Mortgages (Cost $257,114,366)		264,093,992

U.S. Treasury Obligations 37.7%
U.S. Treasury Bond 5.1%
2.500%, 02/15/46(c)	49,178,000	51,208,511

U.S. Treasury Notes 32.6%
0.875%, 09/15/16(c)	115,152,000	115,283,734
0.625%, 09/30/17(f)	32,635,000	32,665,612
1.250%, 10/31/18	20,523,000	20,807,592
1.500%, 10/31/19	1,484,000	1,518,549
1.375%, 02/29/20	42,197,000	42,993,131
1.625%, 05/15/26(c)	110,420,000	111,770,105

		325,038,723

Total U.S. Treasury Obligations (Cost $370,406,200)		376,247,234

Money Market Funds 11.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(g)	27,873,838	27,873,838
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(g)(h)	84,658,328	84,658,328

Total Money Market Funds (Cost $112,532,166)		112,532,166

Total Investments (Cost $1,054,120,372) — 108.2%		1,081,243,833
Liabilities in Excess of Other Assets — (8.2)%		(81,652,015)

Net Assets — 100.0%		$999,591,818

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.2% of net assets as of June 30, 2016.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(c)	The security or a partial position of the security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016 was $82,733,128.
(d)	Perpetual maturity.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2016.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

At June 30, 2016, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contracts – Buy Protection

					Implied
Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Credit Spread*	Value	Unrealized Depreciation
CDX.NA.HY.26	JPMorgan (CME)	$55,000,000	5.000%	06/20/21	4.288%	$(1,663,608)	$(799,276)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in CDX.NA.HY.26.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2016.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts

At June 30, 2016, the Fund’s open forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	08/15/16	20,670,880	15,344,697	15,393,278	(48,581)
Chilean Peso	JPMorgan	07/11/16	7,622,160,000	11,200,000	11,509,602	(309,602)
Euro	JPMorgan	08/15/16	17,694,558	20,081,288	19,665,458	415,830
Japanese Yen	JPMorgan	07/19/16	608,093,136	5,600,000	5,891,131	(291,131)
Mexican Peso (new)	JPMorgan	07/05/16	377,105,679	21,448,683	20,626,536	822,147
New Zealand Dollar	JPMorgan	08/08/16	29,217,600	19,841,541	20,824,935	(983,394)
Yuan Renminbi Offshore	JPMorgan	08/19/16	148,957,310	22,300,000	22,312,618	(12,618)

Total Short Contracts				$115,816,209	$116,223,558	$(407,349)

Long:
Australian Dollar	JPMorgan	08/15/16	20,670,880	15,429,510	15,393,278	(36,232)
Chilean Peso	JPMorgan	07/11/16	7,622,160,000	10,909,060	11,509,602	600,542
Japanese Yen	JPMorgan	07/19/16	608,093,136	5,562,114	5,891,132	329,018
Mexican Peso (new)	JPMorgan	07/05/16	377,105,679	21,846,508	20,626,536	(1,219,972)
New Zealand Dollar	JPMorgan	08/08/16	29,217,600	20,831,126	20,824,934	(6,192)
Yuan Renminbi Offshore	JPMorgan	08/19/16	16,481,450	2,500,000	2,468,790	(31,210)

Total Long Contracts				$77,078,318	$76,714,272	$(364,046)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.8%
Student Loan 0.8%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 0.795%, 12/07/20(a)	11,861,929	11,834,884

Total Asset-Backed Security (Cost $11,863,539)		11,834,884

Collateralized Mortgage Obligations 41.4%
Agency Collateralized Mortgage Obligations 25.5%
Federal Home Loan Mortgage Corporation
Series 3096, Cl FY, REMIC, 0.942%, 04/15/35(a)	3,442,722	3,453,240
Series 3135, Cl FC, 0.742%, 04/15/26(a)	1,796,848	1,801,391
Series 328, Cl F4, STRIPS, 0.789%, 02/15/38(a)	19,369,876	19,391,181
Series 3320, Cl FC, 0.612%, 05/15/37(a)	3,676,898	3,654,545
Series 3418, Cl FB, REMIC, 0.742%, 04/15/20(a)	8,660,564	8,678,798
Series 3511, Cl FA, 1.442%, 02/15/39(a)	3,649,550	3,730,747
Series 3593, Cl F, 0.939%, 03/15/36(a)	3,733,968	3,748,096
Series 4057, Cl CF, REMIC, 0.892%, 04/15/39(a)	13,430,199	13,446,603
Series 4093, Cl FB, REMIC, 0.792%, 07/15/39(a)	6,508,394	6,497,089
Series 4247, Cl EF, REMIC, 0.842%, 03/15/32(a)	2,151,724	2,162,322
Series 4413, Cl WF, REMIC, 0.789%, 10/15/41(a)	6,119,643	6,111,293
Series 4416, Cl FB, REMIC, 0.759%, 01/15/40(a)	14,815,663	14,771,054
Series 4448, Cl TF, REMIC, 0.759%, 05/15/40(a)	21,722,254	21,653,684
Series 4474, Cl WF, REMIC, 0.789%, 12/15/36(a)	24,915,954	24,884,123

		133,984,166

Federal National Mortgage Association
Series 2010-110, Cl AP, REMIC, 2.000%, 06/25/35	553,801	554,095
Series 2010-136, Cl FG, 0.953%, 12/25/30(a)	3,243,966	3,224,810
Series 2010-137, Cl WB, REMIC, 2.706%, 07/25/40(a)	7,107,962	7,411,396
Series 2012-120, Cl AF, REMIC, 0.703%, 02/25/32(a)	1,833,033	1,833,242
Series 2012-73, Cl LF, REMIC, 0.903%, 06/25/39(a)	3,765,125	3,747,603
Series 2012-93, Cl FL, REMIC, 0.853%, 09/25/32(a)	6,030,066	6,023,449
Series 2013-99, Cl FA, REMIC, 0.753%, 05/25/43(a)	13,527,197	13,469,069
Series 2014-75, Cl FK, REMIC, 0.803%, 12/25/41(a)	4,719,498	4,705,068
Series 2015-42, Cl BF, REMIC, 0.749%, 06/25/45(a)	28,179,110	28,140,417

		69,109,149

Government National Mortgage Association
Series 2012-98, Cl FM, 0.648%, 12/20/38(a)	2,332,594	2,322,576

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.915%, 10/07/20(a)	29,637,143	29,697,559
Series 2010-R2, Cl 1A, 0.835%, 11/06/17(a)	45,014,311	45,024,368
Series 2010-R2, Cl 2A, 0.935%, 11/05/20(a)	35,016,089	35,005,741
Series 2010-R3, Cl 1A, 1.006%, 12/08/20(a)	3,122,350	3,128,013
Series 2010-R3, Cl 2A, 1.006%, 12/08/20(a)	2,403,999	2,409,213
Series 2011-R1, Cl 1A, 0.915%, 01/08/20(a)	16,104,361	16,137,031
Series 2011-R2, Cl 1A, 0.865%, 02/06/20(a)	43,486,637	43,498,183
Series 2011-R3, Cl 1A, 0.845%, 03/11/20(a)	1,377,477	1,378,438
Series 2011-R4, Cl 1A, 0.845%, 03/06/20(a)	13,919,630	13,925,877

		190,204,423

		395,620,314

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 5.1%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 0.742%, 04/15/35(a)	2,372,794	2,364,635
Series 3767, Cl JF, REMIC, 0.742%, 02/15/39(a)	1,737,510	1,743,236
Series 3925, Cl FD, REMIC, 0.892%, 07/15/40(a)	2,212,872	2,215,616
Series 3990, Cl GF, REMIC, 0.842%, 03/15/41(a)	12,415,153	12,421,777
Series 3995, Cl PF, REMIC, 0.892%, 05/15/39(a)	16,268,355	16,325,451
Series 4203, Cl PF, REMIC, 0.692%, 09/15/42(a)	23,173,355	22,979,214

		58,049,929

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 0.803%, 09/25/36(a)	11,168,633	11,152,563
Series 2008-24, Cl PF, REMIC, 1.103%, 02/25/38(a)	2,344,395	2,358,265
Series 2012-113, Cl PF, REMIC, 0.803%, 10/25/40(a)	1,271,300	1,268,150
Series 2013-109, Cl PF, REMIC, 0.803%, 06/25/42(a)	7,062,736	7,041,205

		21,820,183

		79,870,112

Agency Collateralized Support Mortgage Obligation 0.0%(b)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.653%, 01/25/24(a)	310,882	315,662

Commercial Mortgage Backed Securities 10.8%
Federal Home Loan Mortgage Corporation
Series KF03, Cl A, 0.786%, 01/25/21(a)	2,521,958	2,524,524
Series KF04, Cl A, 0.763%, 06/25/21(a)	4,307,374	4,302,184
Series KF09, Cl A, 0.833%, 05/25/22(a)	13,282,753	13,143,468
Series KF11, Cl A, 1.086%, 09/25/25(a)	16,711,983	16,714,574
Series KF15, Cl A, 1.123%, 02/25/23(a)	12,998,836	13,051,651
Series KLH3, Cl A, 1.153%, 11/25/22(a)	10,000,000	10,018,771

		59,755,172

Federal National Mortgage Association
Series 2011-M1, Cl FA, 0.903%, 06/25/21(a)	28,385,366	28,387,861
Series 2013-M14, Cl FA, 0.803%, 08/25/18(a)	23,025,104	23,030,190
Series 2014-M5, Cl ASQ2, 2.034%, 03/25/19	9,951,635	10,146,942
Series 2015-M12, Cl FA, 0.802%, 04/25/20(a)	36,190,018	36,198,023
Series 2015-M13, Cl ASQ2, 1.646%, 09/25/19(c)	10,615,000	10,729,214

		108,492,230

		168,247,402

Total Collateralized Mortgage Obligations (Cost $644,374,185)		644,053,490

U.S. Government Agency 0.6%
Federal Farm Credit Bank 0.6%
0.723%, 05/25/21(a)	10,000,000	9,985,580

Total U.S. Government Agency (Cost $10,000,000)		9,985,580

U.S. Government Agency Mortgages 54.2%
Federal Home Loan Mortgage Corporation
Pool #G14742, 2.000%, 05/01/23	459,738	474,296
Pool #847615, 2.833%, 07/01/33(a)	4,233,412	4,478,313
Pool #1B8683, 2.924%, 04/01/34(a)	11,614,418	12,291,673
Pool #848744, 2.771%, 05/01/34(a)	15,501,992	16,293,178

See Notes to Schedules of Portfolio Investments.

Pool #847991, 2.605%, 03/01/35(a)	7,989,530	8,442,632
Pool #848736, 2.635%, 05/01/35(a)	24,980,794	26,217,020
Pool #1H2602, 2.873%, 03/01/36(a)	9,594	10,160
Pool #1Q1407, 2.589%, 07/01/36(a)	9,072,836	9,624,876
Pool #848747, 2.901%, 07/01/36(a)	14,762,610	15,612,180
Pool #848569, 2.594%, 11/01/36(a)	12,168,464	12,850,875
Pool #1Q1195, 2.623%, 05/01/37(a)	12,809,086	13,401,556
Pool #848796, 2.829%, 05/01/37(a)	26,904,723	28,418,618
Pool #1Q1282, 2.382%, 07/01/37(a)	4,103,762	4,322,306
Pool #848852, 2.729%, 08/01/37(a)	18,314,905	19,327,919
Pool #1Q0652, 2.563%, 02/01/38(a)	2,038,860	2,165,292
Pool #1Q1405, 2.732%, 04/01/39(a)	4,222,394	4,454,267
Pool #1Q1420, 2.834%, 09/01/39(a)	19,034,602	20,143,333
Pool #2B0607, 2.613%, 06/01/42(a)(d)	2,700,887	2,787,613
Pool #849139, 3.122%, 09/01/43(a)	3,108,669	3,257,233
Pool #849283, 2.960%, 03/01/44(a)	19,075,501	19,860,250
Pool #2B4993, 2.856%, 12/01/45(a)	4,528,536	4,694,341
Pool #2B5072, 2.875%, 01/01/46(a)	4,732,073	4,887,181

		234,015,112

Federal National Mortgage Association
Pool #888015, 5.878%, 11/01/16	62,983	62,939
Pool #874196, 5.360%, 12/01/16	730,000	729,496
Pool #735745, 5.599%, 01/01/17	2,698	2,698
Pool #889232, 5.475%, 06/01/17	2,013,570	2,054,500
Pool #888969, 5.911%, 11/01/17	2,686,326	2,778,661
Pool #467010, 3.520%, 01/01/18	5,414,441	5,560,864
Pool #385912, 5.350%, 02/01/18	5,461,868	5,669,982
Pool #467288, 2.800%, 03/01/18	1,539,209	1,573,530
Pool #703449, 4.500%, 05/01/18	2,321,252	2,382,293
Pool #468279, 3.470%, 06/01/18	3,748,710	3,856,594
Pool #709832, 4.500%, 06/01/18	3,050,848	3,130,859
Pool #721333, 4.500%, 06/01/18	3,008,749	3,087,868
Pool #721339, 4.500%, 06/01/18	3,594,945	3,688,643
Pool #720331, 4.500%, 07/01/18	3,661,679	3,758,533
Pool #254906, 4.500%, 10/01/18	10,906,790	11,203,037
Pool #AL8274, 4.500%, 12/01/18	8,712,656	8,954,441
Pool #AM7163, 0.886%, 05/01/19(a)	10,757,244	10,748,068
Pool #AM6261, 0.656%, 07/01/19(a)(c)	15,370,000	15,369,061
Pool #AM7028, 0.675%, 10/01/19(a)(c)	18,405,000	18,397,030
Pool #AM9893, 0.816%, 10/01/21(a)	27,500,000	27,483,979
Pool #469856, 1.226%, 12/01/21(a)(c)	17,690,000	17,624,980
Pool #AM9040, 0.706%, 06/01/22(a)	17,995,000	17,983,084
Pool #AM9651, 0.736%, 08/01/22(a)	14,330,000	14,323,706
Pool #AM7213, 1.086%, 08/01/22(a)	4,540,000	4,536,168
Pool #MA1415, 2.000%, 04/01/23	478,206	488,964
Pool #AN22556, 1.039%, 07/01/23(d)	17,775,000	17,786,109
Pool #793025, 2.157%, 07/01/34(a)	631,510	657,568
Pool #AL0222, 2.666%, 07/01/34(a)	8,713,224	9,195,781
Pool #AD0064, 2.353%, 01/01/35(a)	8,097,177	8,414,057
Pool #805338, 2.407%, 01/01/35(a)	103,228	106,208
Pool #813718, 2.465%, 01/01/35(a)	7,050,796	7,458,471
Pool #809384, 2.590%, 01/01/35(a)	359,285	377,062
Pool #809324, 2.211%, 02/01/35(a)	5,001	5,149
Pool #814686, 2.634%, 03/01/35(a)	180,957	188,097
Pool #AD7165, 2.345%, 04/01/35(a)	1,802,315	1,899,681
Pool #995609, 2.645%, 04/01/35(a)	1,788,385	1,898,747
Pool #822302, 2.913%, 05/01/35(a)	3,225,724	3,415,878
Pool #AD0886, 2.627%, 07/01/35(a)	2,414,545	2,553,737
Pool #AL0505, 2.612%, 11/01/35(a)	7,832,033	8,284,621

See Notes to Schedules of Portfolio Investments.

Pool #AL0345, 2.758%, 11/01/35(a)	3,823,729	4,035,097
Pool #AD0377, 2.157%, 01/01/36(a)	1,923,882	1,999,338
Pool #995540, 2.616%, 01/01/36(a)	6,302,600	6,658,229
Pool #888722, 2.706%, 01/01/36(a)	1,756,139	1,841,065
Pool #888782, 2.647%, 03/01/36(a)	1,439,974	1,516,901
Pool #AL1015, 2.616%, 04/01/36(a)	2,062,896	2,178,391
Pool #AL2202, 2.684%, 06/01/36(a)	8,625,244	9,083,147
Pool #AL0854, 2.718%, 06/01/36(a)	5,432,317	5,735,070
Pool #888859, 2.721%, 10/01/36(a)	669,928	705,046
Pool #AA3517, 2.393%, 11/01/36(a)	5,002,232	5,240,799
Pool #903166, 2.629%, 11/01/36(a)	2,415,953	2,567,022
Pool #AL0968, 2.646%, 12/01/36(a)	13,537,986	14,254,954
Pool #906216, 2.552%, 01/01/37(a)	2,103,828	2,213,367
Pool #AL0872, 2.321%, 07/01/37(a)	3,794,754	3,953,005
Pool #AL0960, 2.661%, 07/01/37(a)	14,618,094	15,408,230
Pool #AD0380, 2.589%, 10/01/37(a)	7,103,180	7,463,297
Pool #AL0966, 2.671%, 11/01/37(a)	5,702,629	6,012,037
Pool #AE0332, 2.712%, 11/01/37(a)	5,662,229	5,986,208
Pool #AL0270, 2.584%, 08/01/38(a)	12,852,786	13,502,273
Pool #AE0066, 2.637%, 09/01/39(a)	12,503,828	13,238,405
Pool #725874, 2.738%, 09/01/39(a)	60,119	63,100
Pool #AL2013, 2.634%, 10/01/39(a)	303,771	321,041
Pool #AL6516, 2.605%, 04/01/40(a)	13,878,259	14,562,449
Pool #AL5295, 2.700%, 09/01/40(a)	13,855,088	14,587,078
Pool #AL7812, 2.546%, 11/01/40(a)	26,942,931	28,344,810
Pool #AE0544, 2.576%, 11/01/40(a)	8,263,466	8,725,822
Pool #AL0323, 3.034%, 06/01/41(a)	9,831,690	10,383,416
Pool #AL1801, 2.937%, 05/01/42(a)	6,085,562	6,345,940
Pool #AI3544, 2.413%, 05/01/43(a)	3,342,448	3,448,888
Pool #AT1150, 2.797%, 09/01/43(a)	11,357,761	11,822,577
Pool #AT1155, 2.975%, 09/01/43(a)	3,449,887	3,591,138
Pool #AL7562, 2.686%, 10/01/43(a)	19,295,699	19,806,872
Pool #AU6696, 2.784%, 10/01/43(a)	19,518,657	20,327,042
Pool #AY4058, 2.788%, 05/01/44(a)	3,551,456	3,675,976
Pool #AW2489, 2.427%, 06/01/44(a)	9,657,650	9,891,529
Pool #AW6998, 3.216%, 06/01/44(a)	2,687,126	2,817,713
Pool #AL5406, 3.224%, 06/01/44(a)	8,404,184	8,803,804
Pool #AW9723, 2.295%, 07/01/44(a)	4,189,701	4,310,895
Pool #AL5640, 2.271%, 08/01/44(a)	3,810,197	3,930,121
Pool #AW2253, 3.016%, 08/01/44(a)	3,299,465	3,433,334
Pool #AL5643, 2.981%, 09/01/44(a)	2,136,377	2,219,746
Pool #AL5793, 3.128%, 09/01/44(a)	4,252,419	4,442,405
Pool #AX5937, 2.485%, 11/01/44(a)	1,038,011	1,066,339
Pool #AX9332, 3.038%, 12/01/44(a)	9,112,448	9,501,175
Pool #AY0836, 2.274%, 01/01/45(a)	1,984,089	2,040,685
Pool #AY3142, 2.604%, 01/01/45(a)	1,082,765	1,120,260
Pool #AY2431, 2.240%, 02/01/45(a)	4,455,132	4,567,130
Pool #AY7185, 2.435%, 04/01/45(a)	4,349,547	4,464,583
Pool #AZ7163, 2.612%, 07/01/45(a)	1,722,972	1,783,998
Pool #AZ8772, 2.710%, 09/01/45(a)	5,575,970	5,787,174

		587,470,065

Government National Mortgage Association
Pool #082480, 2.000%, 02/20/40(a)	955,075	992,947
Pool #082542, 1.750%, 05/20/40(a)	2,526,970	2,598,180
Pool #082540, 3.000%, 05/20/40(a)	5,372,537	5,498,618
Pool #082580, 2.750%, 07/20/40(a)	2,168,865	2,238,321
Pool #082627, 3.000%, 09/20/40(a)	3,223,151	3,317,077
Pool #082904, 1.875%, 08/20/41(a)	1,598,864	1,644,073
Pool #MA0414, 1.875%, 09/20/42(a)	5,365,511	5,534,966

		21,824,182

Total U.S. Government Agency Mortgages (Cost $828,764,833)		843,309,359

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill 0.1%
0.000%, 07/21/16(e)	1,000,000	999,898

Total U.S. Treasury Obligation (Cost $999,792)		999,898

Money Market Fund 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(f)	57,148,254	57,148,254

Total Money Market Fund (Cost $57,148,254)		57,148,254

Total Investments (Cost $1,553,150,603) — 100.8%		1,567,331,465
Liabilities in Excess of Other Assets — (0.8)%		(13,093,381)

Net Assets — 100.0%		$1,554,238,084

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(b)	Less than 0.05% of Net Assets.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Zero coupon bond.
(f)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
STRIPS	– Separate Trading of Registered Interest and Principal Securities

Open Futures Contracts

At June 30, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(117,855,620)	September 2016	541	$(800,896)
U.S. Treasury 5 Year Note	Short	(18,583,613)	September 2016	155	(351,817)

					$(1,152,713)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix U.S. Mortgage Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 5.4%
Commercial Mortgage Backed Securities 5.4%
Federal National Mortgage Association
Series 2006-M2, Cl A2A, 5.271%, 10/25/32(a)	490,522	545,437

FREMF Mortgage Trust
Series 2011-K10, Cl B, 4.790%, 11/25/49(a)(b)	285,000	309,898
Series 2012-K20, Cl B, 4.005%, 05/25/45(a)(b)	100,000	106,163
Series 2012-K20, Cl X2A, 0.200%, 05/25/45(b)	8,793,480	81,498
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	300,000	319,395

		816,954

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	200,000	208,915
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	111,404

		320,319

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(b)	300,000	318,828

Total Collateralized Mortgage Obligations (Cost $1,963,950)		2,001,538

U.S. Government Agency Mortgages 90.3%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	178,184	198,318
Pool #C91768, 3.500%, 07/01/34	894,062	951,456
Pool #G01838, 5.000%, 07/01/35	150,289	167,318
Pool #A47828, 3.500%, 08/01/35	756,743	804,743
Pool #Z40004, 6.000%, 08/01/36	51,705	59,302
Pool #A85718, 4.000%, 04/01/39	62,420	68,314
Pool #G05477, 4.500%, 05/01/39	230,106	255,728
Pool #G08347, 4.500%, 06/01/39	40,779	44,679
Pool #G05606, 4.500%, 07/01/39	449,525	492,865
Pool #A89148, 4.000%, 10/01/39	127,528	137,121
Pool #G08372, 4.500%, 11/01/39	197,616	216,760
Pool #A93101, 5.000%, 07/01/40	253,723	280,501
Pool #G06061, 4.000%, 10/01/40	140,540	152,214
Pool #A95085, 4.000%, 11/01/40	711,802	765,251
Pool #A95796, 4.000%, 12/01/40	86,931	93,447
Pool #G07068, 5.000%, 07/01/41	548,633	605,490
Pool #G60126, 4.500%, 11/01/41	245,688	269,470
Pool #G07031, 4.000%, 05/01/42	561,148	608,384
Pool #Q10929, 3.500%, 09/01/42	462,197	487,983
Pool #Q11651, 3.000%, 10/01/42	119,028	123,706
Pool #Q18522, 3.500%, 05/01/43	493,035	524,457
Pool #849167, 2.943%, 10/01/43(a)	764,857	797,032
Pool #G60019, 4.500%, 03/01/44	422,596	462,908
Pool #Q26366, 4.000%, 05/01/44	244,502	266,009
Pool #V81283, 4.000%, 07/01/44	453,930	486,542
Pool #Q31645, 4.000%, 02/01/45	123,183	132,785
Pool #Q40123, 3.500%, 04/01/46	248,757	263,866
Pool #Q40124, 3.500%, 04/01/46	259,145	274,525

		9,991,174

See Notes to Schedules of Portfolio Investments.

Federal National Mortgage Association
Pool #AN0371, 2.910%, 11/01/22	1,187,295	1,268,722
Pool #MA1688, 3.500%, 12/01/33	67,943	72,286
Pool #MA1763, 3.500%, 01/01/34	119,132	126,706
Pool #AL0049, 6.000%, 12/01/35	42,599	49,006
Pool #190370, 6.000%, 06/01/36	62,774	71,966
Pool #AB6401, 3.000%, 10/01/37	362,951	378,166
Pool #889529, 6.000%, 03/01/38	273,209	316,426
Pool #889579, 6.000%, 05/01/38	237,317	271,506
Pool #AE0814, 6.000%, 09/01/39	607,531	695,507
Pool #AC2817, 4.000%, 10/01/39	10,260	10,997
Pool #AX3605, 3.500%, 01/01/40	223,279	235,958
Pool #AL7497, 3.500%, 09/01/40	1,789,328	1,890,675
Pool #AD9725, 3.500%, 10/01/40	78,846	83,213
Pool #AE3860, 5.000%, 10/01/40	703,530	786,759
Pool #AE4414, 4.000%, 11/01/40	37,915	40,802
Pool #AE5143, 4.000%, 11/01/40	36,073	38,945
Pool #AB2071, 3.500%, 01/01/41	88,362	93,489
Pool #AH4161, 3.500%, 01/01/41	1,022,367	1,081,478
Pool #MA0639, 4.000%, 02/01/41	663,375	713,428
Pool #AL0215, 4.500%, 04/01/41	169,145	185,464
Pool #890381, 3.500%, 10/01/41	350,584	370,851
Pool #AB3865, 3.500%, 11/01/41	57,261	61,259
Pool #AW8154, 3.500%, 01/01/42	1,029,715	1,094,944
Pool #AJ9327, 3.500%, 01/01/42	147,326	157,555
Pool #AI9101, 3.500%, 04/01/42	442,814	472,580
Pool #AB5188, 3.500%, 05/01/42	75,452	79,898
Pool #AO8632, 3.500%, 07/01/42	1,366,643	1,453,375
Pool #AP7874, 3.500%, 10/01/42	134,313	142,132
Pool #AB8726, 3.500%, 03/01/43	97,396	102,996
Pool #AT2720, 3.000%, 05/01/43	125,236	131,185
Pool #AL3657, 3.500%, 06/01/43	196,064	209,662
Pool #AU3742, 3.500%, 08/01/43	509,146	541,286
Pool #AL5939, 3.500%, 09/01/43	820,118	872,013
Pool #AL6223, 4.500%, 08/01/44	712,606	778,948
Pool #AL7378, 3.000%, 11/01/44	380,043	395,485
Pool #AY2685, 4.500%, 01/01/45	81,814	89,663
Pool #AX8835, 2.801%, 02/01/45(a)	150,595	155,695
Pool #AY8851, 4.000%, 08/01/45	336,222	361,620
Pool #AZ5755, 3.500%, 09/01/45	695,529	737,208
Pool #BC2470, 3.500%, 02/01/46	203,512	216,041

		16,835,895

Government National Mortgage Association
Pool #004637, 5.000%, 02/20/40	201,085	223,574
Pool #736663, 5.000%, 03/15/40	591,732	662,576
Pool #736666, 4.500%, 04/15/40	578,723	637,589
Pool #AA5471, 4.000%, 12/15/41	864,335	933,878
Pool #MA0321, 5.000%, 08/20/42	24,457	26,861
Pool #666413, 4.000%, 09/15/43	69,224	75,320
Pool #MA2681, 5.000%, 03/20/45	716,563	779,071
Pool #AM9875, 4.000%, 06/15/45	208,704	225,493
Pool #626960, 3.500%, 07/15/45	297,461	318,602
Pool #AN8476, 3.500%, 07/15/45	228,384	242,854
Pool #AN5781, 4.000%, 07/15/45	120,263	129,233

See Notes to Schedules of Portfolio Investments.

Pool #AN6811, 4.000%, 07/15/45	689,084	741,245
Pool #AO0509, 3.500%, 08/15/45	251,005	268,174
Pool #626970, 3.500%, 08/15/45	308,841	330,776
Pool #AO3608, 4.000%, 08/15/45	950,775	1,023,879
Pool #AB5970, 4.000%, 10/15/45	164,828	177,671
Pool #AB5975, 4.000%, 11/15/45	73,226	78,934

		6,875,730

Total U.S. Government Agency Mortgages (Cost $32,986,049)		33,702,799

Money Market Fund 5.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.14%(c)	2,038,515	2,038,515

Total Money Market Fund (Cost $2,038,515)		2,038,515

Total Investments (Cost $36,988,514) — 101.1%		37,742,852
Liabilities in Excess of Other Assets — (1.1)%		(406,944)

Net Assets — 100.0%		$37,335,908

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.9% of net assets as of June 30, 2016.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 19.1%
Auto Floor Plan 2.6%
BMW Floorplan Master Owner Trust, Series 2015-1A, Cl A, 0.942%, 07/15/20(a)(b)	1,100,000	1,100,068
Mercedes-Benz Master Owner Trust, Series 2016-AA, Cl A, 1.022%, 05/15/20(a)(b)	1,000,000	1,001,494

		2,101,562

Automobiles 4.5%
AmeriCredit Automobile Receivables Trust, Series 2013-5, Cl B, 1.520%, 01/08/19	1,055,000	1,056,350
Capital Auto Receivables Asset Trust, Series 2013-3, Cl A4, 1.680%, 04/20/18	880,000	881,244
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl B, 1.780%, 06/17/19(b)	500,000	500,867
First Investors Auto Owner Trust, Series 2013-1A, Cl B, 1.810%, 10/15/18(b)	322,860	322,900
Ford Credit Auto Owner Trust, Series 2013-B, Cl B, 1.110%, 10/15/18	300,000	298,615
Hyundai Auto Receivables Trust, Series 2014-A, Cl B, 1.730%, 08/15/19	585,000	586,864

		3,646,840

Credit Card 7.2%
American Express Credit Account Master Trust, Series 2013-2, Cl A, 0.862%, 05/17/21(a)	125,000	125,091
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 0.892%, 07/15/22(a)	1,512,000	1,497,647
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.178%, 05/15/28(a)	1,000,000	933,173
Evergreen Credit Card Trust, Series 2016-1, Cl A, 1.162%, 04/15/20(a)(b)	1,200,000	1,200,431
Nordstrom Credit Card Master Note Trust II, Series 2011-1A, Cl A, 2.280%, 11/15/19(b)	1,045,000	1,048,805
Trillium Credit Card Trust II, Series 2016-1A, Cl A, 1.185%, 05/26/21(a)(b)	1,000,000	1,000,270

		5,805,417

Other 3.4%
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Cl A1, 4.192%, 02/01/20	293,421	294,217
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	1,009,114	1,038,580
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	916,180	915,303
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(b)	500,000	506,100

		2,754,200

Student Loan Asset Backed Security 1.4%
SLM Student Loan Trust, Series 2013-1, Cl A2, 0.703%, 09/25/19(a)	1,156,635	1,150,201

Total Asset-Backed Securities (Cost $15,426,757)		15,458,220

Collateralized Mortgage Obligations 16.8%
Agency Collateralized Mortgage Obligations 10.1%
Federal Home Loan Mortgage Corporation
Series 2839, Cl TS, REMIC, 5.000%, 08/15/19	1,473,646	1,514,346
Series 3728, Cl EH, REMIC, 3.000%, 09/15/20	23,565	23,559

		1,537,905

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.915%, 10/07/20(a)	2,745,385	2,750,981
Series 2010-R3, Cl 1A, 1.006%, 12/08/20(a)	2,527,417	2,532,001
Series 2011-R1, Cl 1A, 0.915%, 01/08/20(a)	1,295,116	1,297,743
Series 2011-R5, Cl 1A, 0.845%, 04/06/20(a)	81,369	81,385

		6,662,110

		8,200,015

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Securities 6.4%
Commercial Mortgage Trust
Series 2012-CR2, Cl A2, 2.025%, 08/15/45	160,188	160,975
Series 2012-LC4, Cl A2, 2.256%, 12/10/44	343,016	344,243

		505,218

GS Mortgage Securities Trust
Series 2012-GCJ7, Cl A2, 2.318%, 05/10/45	255,599	256,791

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Cl A1, 1.303%, 01/15/46	655,476	655,997

ML-CFC Commercial Mortgage Trust
Series 2006-3, Cl A1A, 5.409%, 07/12/46(a)	310,447	310,844

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	690,674	692,101
Series 2014-C14, Cl A1, 1.250%, 02/15/47	276,111	276,054

		968,155

WF-RBS Commercial Mortgage Trust
Series 2012-C10, Cl A2, 1.765%, 12/15/45	1,500,000	1,505,727
Series 2012-C8, Cl A2, 1.881%, 08/15/45	1,000,000	1,006,136

		2,511,863

		5,208,868

Whole Loan Collateral Mortgage Obligation 0.3%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 3.123%, 07/25/33(a)	201,854	192,371

Total Collateralized Mortgage Obligations (Cost $13,594,665)		13,601,254

Corporate Bonds 50.6%
Aerospace/Defense 0.5%
Lockheed Martin Corp., 1.850%, 11/23/18	414,000	419,616

Auto Manufacturers 5.9%
BMW U.S. Capital LLC, 1.500%, 04/11/19(b)	575,000	579,119
Daimler Finance North America LLC, 1.497%, 08/01/18(a)(b)	1,405,000	1,408,140
Ford Motor Credit Co. LLC, 1.413%, 01/17/17, Series 00, MTN(a)(c)	550,000	550,761
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	465,000	492,683
General Motors Financial Co., Inc., 2.400%, 05/09/19	750,000	752,089
PACCAR Financial Corp., 1.280%, 12/06/18, MTN(a)	445,000	447,289
Volkswagen International Finance NV, 1.066%, 11/18/16(a)(b)	585,000	583,972

		4,814,053

Banks 11.9%
Bank of America Corp., 2.000%, 01/11/18	1,182,000	1,189,557
Branch Banking & Trust Co., 1.050%, 12/01/16	1,355,000	1,356,092
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,445,000	1,539,341
ING Bank NV, 1.800%, 03/16/18(b)(c)	1,267,000	1,274,187
JPMorgan Chase & Co., 6.125%, 06/27/17(c)	950,000	993,615
KeyBank NA, 1.152%, 11/25/16(a)(c)	1,330,000	1,330,488
Lloyds Bank PLC, 1.750%, 05/14/18	1,156,000	1,152,748
Wells Fargo & Co., 1.250%, 07/20/16, MTN	765,000	765,174

		9,601,202

See Notes to Schedules of Portfolio Investments.

Beverages 1.8%
Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,063,000	1,081,050
Molson Coors Brewing Co., 1.450%, 07/15/19(d)	406,000	407,028

		1,488,078

Biotechnology 0.7%
Celgene Corp., 2.125%, 08/15/18	560,000	568,370

Chemicals 1.6%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(b)	1,283,000	1,280,052

Computers 1.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.480%, 06/01/19(b)	833,000	853,334

Electric 3.2%
Duke Energy Corp., 1.034%, 04/03/17(a)	785,000	784,459
Emera U.S. Finance LP, 2.150%, 06/15/19(b)	825,000	834,597
MidAmerican Energy Co., 5.300%, 03/15/18	905,000	968,096

		2,587,152

Electronics 0.9%
Fortive Corp., 1.800%, 06/15/19(b)	745,000	749,779

Healthcare - Products 2.9%
Becton Dickinson and Co., 1.800%, 12/15/17	1,237,000	1,247,112
Medtronic, Inc., 1.500%, 03/15/18	1,107,000	1,116,608

		2,363,720

Healthcare - Services 6.0%
Aetna, Inc., 1.750%, 05/15/17	490,000	492,647
Aetna, Inc., 1.900%, 06/07/19	752,000	761,768
Providence Health & Services Obligated Group, 1.446%, 10/01/16(a)(c)	1,250,000	1,249,633
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,190,000	1,194,449
UnitedHealth Group, Inc., 6.000%, 02/15/18	1,039,000	1,120,388

		4,818,885

Housewares 0.9%
Newell Brands, Inc., 2.600%, 03/29/19	727,000	746,034

Insurance 0.6%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	455,000	462,433

Internet 0.5%
eBay, Inc., 2.500%, 03/09/18	371,000	377,771

Media 1.8%
Comcast Corp., 5.875%, 02/15/18	1,365,000	1,470,087

Oil & Gas 2.9%
BP Capital Markets PLC, 1.270%, 09/26/18(a)	1,000,000	996,301
Shell International Finance BV, 0.900%, 11/15/16	1,350,000	1,351,304

		2,347,605

Oil & Gas Services 0.9%
Schlumberger Holdings Corp., 1.900%, 12/21/17(b)	726,000	730,705

Pharmaceuticals 1.2%
AbbVie, Inc., 1.800%, 05/14/18	676,000	680,745
McKesson Corp., 2.284%, 03/15/19	310,000	316,957

		997,702

Pipelines 1.5%
Enbridge, Inc., 1.296%, 10/01/16(a)	636,000	633,352
Kinder Morgan, Inc., 2.000%, 12/01/17	594,000	590,823

		1,224,175

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.7%
American Tower Corp., 4.500%, 01/15/18(c)	555,000	579,020

Retail 0.7%
CVS Health Corp., 1.900%, 07/20/18	562,000	570,503

Telecommunication Services 0.9%
Verizon Communications, Inc., 1.057%, 06/09/17(a)	325,000	325,171
Verizon Communications, Inc., 3.650%, 09/14/18	404,000	424,522

		749,693

Transportation 1.5%
Canadian National Railway Co., 0.796%, 11/14/17(a)	1,204,000	1,204,456

Total Corporate Bonds (Cost $40,794,380)		41,004,425

Municipal Bond 1.0%
Louisiana 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 2.470%, 02/01/19	823,063	824,438

Total Municipal Bond (Cost $830,559)		824,438

U.S. Government Agency Mortgages 9.5%
Federal Home Loan Mortgage Corporation
Pool #848852, 2.729%, 08/01/37(a)	857,229	904,643

Federal National Mortgage Association
Pool #467863, 3.860%, 04/01/18	103,023	106,853
Pool #AL8274, 4.500%, 12/01/18	590,551	606,940
Pool #AL0968, 2.646%, 12/01/36(a)	258,741	272,443
Pool #AD0380, 2.589%, 10/01/37(a)	373,402	392,333
Pool #AL0966, 2.671%, 11/01/37(a)	359,266	378,758
Pool #AT1150, 2.797%, 09/01/43(a)	920,904	958,592
Pool #AL7562, 2.686%, 10/01/43(a)	2,296,056	2,356,882

		5,072,801

Government National Mortgage Association
Pool #082649, 2.000%, 10/20/40(a)	1,651,398	1,705,921

Total U.S. Government Agency Mortgages (Cost $7,559,670)		7,683,365

U.S. Treasury Obligations 0.8%
U.S. Treasury Bill 0.2%
0.000%, 07/21/16(e)	110,000	109,989

U.S. Treasury Note 0.6%
1.250%, 10/31/18	486,000	492,739

Total U.S. Treasury Obligations (Cost $602,716)		602,728

Money Market Fund 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25%(f)	2,040,644	2,040,644

Total Money Market Fund (Cost $2,040,644)		2,040,644

Total Investments (Cost $80,849,391) — 100.3%		81,215,074
Liabilities in Excess of Other Assets — (0.3)%		(219,595)

Net Assets — 100.0%		$80,995,479

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2016.

See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.8% of net assets as of June 30, 2016.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Zero coupon bond.
(f)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At June 30, 2016, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 2 Year Note	Short	$(15,248,775)	September 2016	70	$(104,194)
U.S. Treasury 5 Year Note	Short	(3,716,722)	September 2016	31	(70,363)

					$(174,557)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS
RIDGEWORTH FUNDS June 30, 2016 (Unaudited)

Seix Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.0%
Alabama 1.0%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	726,928

District of Columbia 5.1%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,090,710
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,442,112

		3,532,822

Georgia 3.1%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/18	800,000	853,784
Private Colleges & Universities Authority, RB, 5.000%, 04/01/23	1,065,000	1,281,525

		2,135,309

Guam 1.1%
Guam Waterworks Authority Water & Wastewater System, RB, 5.000%, 01/01/46	665,000	795,067

North Carolina 2.8%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,962,303

Virginia 83.9%
Capital Region Airport Commission, Series A, RB, 5.000%, 07/01/27	200,000	256,242
Capital Region Airport Commission, Series A, RB, 5.000%, 07/01/30	370,000	467,687
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	1,700,000	1,981,911
Fairfax County Industrial Development Authority, Series A, RB, 5.500%, 05/15/35, Pre-refunded 05/15/2019 @ 100	355,000	403,092
Fairfax County Industrial Development Authority, Series A, RB, 5.500%, 05/15/35	645,000	731,972
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,554,982
Fairfax County Water Authority, RB, 5.000%, 04/01/25	2,550,000	3,101,693
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	725,436
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	1,375,000	1,729,393
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,246,780
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,237,530
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,141,291
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,610,973
Hampton Roads Sanitation District Wastewater, Series A, RB, 5.000%, 08/01/30	1,110,000	1,442,212
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	2,645,000	2,755,931
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	918,113
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,309,071
Lexington Industrial Development Authority, RB, 3.000%, 12/01/36	1,500,000	1,509,945
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,159,670
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44	1,750,000	2,187,710
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26	1,250,000	1,575,188
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,905,105
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,174,160
Virginia College Building Authority, Series A, RB, 5.000%, 02/01/27	1,500,000	1,861,320

See Notes to Schedules of Portfolio Investments.

Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,390,000	3,772,901
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, Series B, RB, 5.000%, 09/01/26, ST INTERCEPT	1,190,000	1,539,241
Virginia Commonwealth Transportation Board, Series A, RB, 5.000%, 05/15/19	1,440,000	1,614,830
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,690,884
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,256,381
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32	4,000,000	4,862,840
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	12,019
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,554,297
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,176,060
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	2,300,000	2,855,726

		58,322,586

Total Municipal Bonds (Cost $62,872,794)		67,475,015

Money Market Funds 2.1%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.27%(b)	23	23
Federated Virginia Municipal Cash Trust, Wealth Share, 0.01%(b)	1,459,430	1,459,430

Total Money Market Funds (Cost $1,459,453)		1,459,453

Total Investments (Cost $64,332,247) — 99.1%		68,934,468
Other Assets in Excess of Liabilities — 0.9%		603,707

Net Assets — 100.0%		$69,538,175

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2016.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2016.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2016: Aggressive Growth Stock Fund, Capital Innovations Global Resources and Infrastructure Fund, International Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Limited Duration Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund and Seix Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust. RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 (“ASC Topic 946”) Financial Services – Investment Companies.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions regarding assets and liabilities at the date of the Schedules. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation - Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted FASB Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets are classified as Level 1 prices, which includes active listed equities. Investments in underlying funds and money market funds are valued at their Net Asset Value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period and state, municipal and provincial obligations.

•

Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. Exchange Traded Funds are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of June 30, 2016:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$23,868,670	$—	$—	$23,868,670
Money Market Fund	30,785	—	—	30,785

Total Investments	23,899,455	—	—	23,899,455

Capital Innovations Global Resources and Infrastructure Fund
Assets
Common Stocks[1]	3,946,848	—	—	3,946,848
Money Market Fund	284,188	—	—	284,188

Total Investments	4,231,036	—	—	4,231,036

International Equity Fund
Assets
Common Stocks
Australia	—	2,134,842	—	2,134,842
Bermuda	751,200	—	—	751,200
Canada	2,827,688	—	—	2,827,688
China	1,358,240	1,935,664	—	3,293,904
Denmark	1,911,341	4,258,866	—	6,170,207
France	—	3,534,325	—	3,534,325
India	1,461,027	—	—	1,461,027
Ireland	2,244,637	1,431,924	—	3,676,561
Japan	—	2,729,415	—	2,729,415
Mexico	808,008	—	—	808,008
Netherlands	2,778,911	—	—	2,778,911
South Africa	—	568,066	—	568,066
Spain	—	699,563	—	699,563
Switzerland	2,186,648	3,512,378	—	5,699,026
Taiwan	2,323,716	—	—	2,323,716
United Kingdom	1,392,151	3,970,146	—	5,362,297

Total Common Stocks	20,043,567	24,775,189	—	44,818,756

Money Market Funds	6,878,187	—	—	6,878,187

Total Investments	26,921,754	24,775,189	—	51,696,943

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	227,480,584	—	—	227,480,584
Money Market Funds	8,472,970	—	—	8,472,970

Total Investments	235,953,554	—	—	235,953,554

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,021,885,641	—	—	2,021,885,641
Money Market Funds	93,726,190	—	—	93,726,190

Total Investments	2,115,611,831	—	—	2,115,611,831

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	3,088,094,347	—	—	3,088,094,347
Money Market Funds	131,647,472	—	—	131,647,472

Total Investments	3,219,741,819	—	—	3,219,741,819

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	50,167,238	—	—	50,167,238
Money Market Funds	5,367,707	—	—	5,367,707

Total Investments	55,534,945	—	—	55,534,945

Small Cap Value Equity Fund
Assets
Common Stocks[1]	879,015,558	—	—	879,015,558
Money Market Fund	16,219,609	—	—	16,219,609

Total Investments	895,235,167	—	—	895,235,167

Aggressive Growth Allocation Strategy[2]
Assets
Equity Funds	4,473,514	—	—		4,473,514
Fixed Income Funds	469,049	—	—		469,049
Exchange Traded Funds	1,604,212	—	—		1,604,212
Money Market Fund	157,114	—	—		157,114

Total Investments	6,703,889	—	—		6,703,889

Conservative Allocation Strategy[2]
Assets
Equity Funds	16,987,790	—	—		16,987,790
Fixed Income Funds	23,050,188	—	—		23,050,188
Exchange Traded Funds	22,801,442	—	—		22,801,442
Money Market Fund	484,001	—	—		484,001

Total Investments	63,323,421	—	—		63,323,421

Growth Allocation Strategy[2]
Assets
Equity Funds	24,423,150	—	—		24,423,150
Fixed Income Funds	5,919,230	—	—		5,919,230
Exchange Traded Funds	10,363,531	—	—		10,363,531
Money Market Fund	315,968	—	—		315,968

Total Investments	41,021,879	—	—		41,021,879

Moderate Allocation Strategy[2]
Assets
Equity Funds	25,280,532	—	—		25,280,532
Fixed Income Funds	14,663,680	—	—		14,663,680
Exchange Traded Funds	17,728,136	—	—		17,728,136
Money Market Fund	507,222	—	—		507,222

Total Investments	58,179,570	—	—		58,179,570

Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	—	9,016,298	—		9,016,298
Collateralized Mortgage Obligations[1]	—	13,266,266	—		13,266,266
Corporate Bonds[1]	—	74,471,190	—		74,471,190
U.S. Government Agency Mortgages[1]	—	67,377,487	—		67,377,487
U.S. Treasury Obligations[1]	—	88,411,977	—		88,411,977
Money Market Funds	16,796,823	—	—		16,796,823

Total Investments	16,796,823	252,543,218	—		269,340,041

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	18,618,454	—		18,618,454
U.S. Treasury Obligation[1]	—	288,339	—		288,339
Money Market Funds	1,215,654	—	—		1,215,654

Total Investments	1,215,654	18,906,793	—		20,122,447

Seix Floating Rate High Income Fund
Assets
Asset-Backed Security[1]	—	568,369	—		568,369
Bank Loans[1]	—	3,989,991,762	—		3,989,991,762
Corporate Bonds[1]	—	92,541,579	26,876,505	[5]	119,418,084
Preferred Stock[1]	2,333,700	—	—		2,333,700
Common Stocks[1]	4,729,108	—	—		4,729,108
Money Market Fund	140,038,326	—	—		140,038,326

Total Investments	147,101,134	4,083,101,710	26,876,505	[5]	4,257,079,349

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	112,021,626	—		112,021,626
Money Market Fund	4,308,766	—	—		4,308,766

Total Investments	4,308,766	112,021,626	—		116,330,392

Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[3]	—	108,936,039	—		108,936,039
Money Market Fund	9,716,141	—	—		9,716,141

Total Investments	9,716,141	108,936,039	—		118,652,180

Seix High Income Fund
Assets
Bank Loans[1]	—	15,756,686	—		15,756,686
Corporate Bonds[1]	—	529,217,247	0	[5]	529,217,247
Convertible Preferred Stock[1]	659,734	—	—		659,734
Preferred Stock[1]	3,005,950	—	—		3,005,950
Common Stocks[1]	4,961,712	—	—		4,961,712
Money Market Funds	90,677,383	—	—		90,677,383

Total Investments	99,304,779	544,973,933	0	[5]	644,278,712

Seix High Yield Fund
Assets
Bank Loans[1]	—	18,184,097	—		18,184,097
Corporate Bonds[1]	—	486,791,281	—		486,791,281
Common Stock[1]	555,219	—	—		555,219
Money Market Funds	84,476,101	—	—		84,476,101

Total Investments	85,031,320	504,975,378	—		590,006,698

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	642,835,850	—		642,835,850
Money Market Fund	39,723,542	—	—		39,723,542

Total Investments	39,723,542	642,835,850	—		682,559,392

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	1,141,959	—		1,141,959
Collateralized Mortgage Obligations[1]	—	4,418,871	—		4,418,871
U.S. Government Agency Mortgages[1]	—	1,039,780	—		1,039,780
Money Market Fund	56,252	—	—		56,252

Total Investments	56,252	6,600,610	—		6,656,862

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	30,745,562	—		30,745,562
Money Market Fund	3,018,903	—	—		3,018,903

Total Investments	3,018,903	30,745,562	—		33,764,465

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	5,739,715	—		5,739,715
Collateralized Mortgage Obligations[1]	—	4,002,241	—		4,002,241
Corporate Bonds[1]	—	17,983,451	—		17,983,451
Municipal Bond[3]	—	531,557	—		531,557
U.S. Government Agency Mortgages[1]	—	5,706,189	—		5,706,189
U.S. Treasury Obligations[1]	—	16,983,496	—		16,983,496
Money Market Fund	345,730	—	—		345,730

Total Investments	345,730	50,946,649	—		51,292,379

Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[3]	—	34,924,337	—	34,924,337
Money Market Fund	2,106,783	—	—	2,106,783

Total Investments	2,106,783	34,924,337	—	37,031,120

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	37,062,681	—	37,062,681
Collateralized Mortgage Obligations[1]	—	40,366,594	—	40,366,594
Corporate Bonds[1]	—	250,941,166	—	250,941,166
U.S. Government Agency Mortgages[1]	—	264,093,992	—	264,093,992
U.S. Treasury Obligations[1]	—	376,247,234	—	376,247,234
Money Market Funds	112,532,166	—	—	112,532,166

Total Investments	112,532,166	968,711,667	—	1,081,243,833

Other Financial Instruments[4]
Forward Foreign Currency Contracts	—	2,167,537	—	2,167,537

Total Assets	112,532,166	970,879,204	—	1,083,411,370

Liabilities
Credit Default Swap Contracts	—	(1,663,608)	—	(1,663,608)
Forward Foreign Currency Contracts	—	(2,938,932)	—	(2,938,932)

Total Liabilities	—	(4,602,540)	—	(4,602,540)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	11,834,884	—	11,834,884
Collateralized Mortgage Obligations[1]	—	644,053,490	—	644,053,490
U.S. Government Agency[1]	—	9,985,580	—	9,985,580
U.S. Government Agency Mortgages[1]	—	843,309,359	—	843,309,359
U.S. Treasury Obligation[1]	—	999,898	—	999,898
Money Market Fund	57,148,254	—	—	57,148,254

Total Investments	57,148,254	1,510,183,211	—	1,567,331,465

Other Financial Instruments[4]
Liabilities
Futures Contracts	(1,152,713)	—	—	(1,152,713)

Total Liabilities	(1,152,713)	—	—	(1,152,713)

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,001,538	—	2,001,538
U.S. Government Agency Mortgages[1]	—	33,702,799	—	33,702,799
Money Market Fund	2,038,515	—	—	2,038,515

Total Investments	2,038,515	35,704,337	—	37,742,852

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	15,458,220	—	15,458,220
Collateralized Mortgage Obligations[1]	—	13,601,254	—	13,601,254
Corporate Bonds[1]	—	41,004,425	—	41,004,425
Municipal Bond[3]	—	824,438	—	824,438
U.S. Government Agency Mortgages[1]	—	7,683,365	—	7,683,365
U.S. Treasury Obligations[1]	—	602,728	—	602,728
Money Market Fund	2,040,644	—	—	2,040,644

Total Investments	2,040,644	79,174,430	—	81,215,074

Other Financial Instruments[4]
Liabilities
Futures Contracts	(174,557)	—	—	(174,557)

Total Liabilities	(174,557)	—	—	(174,557)

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[3]	—	67,475,015	—	67,475,015
Money Market Funds	1,459,453	—	—	1,459,453

Total Investments	1,459,453	67,475,015	—	68,934,468

1	Please see the Schedules for Sector or Country Classifications.
2	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.
3	Please see the Schedules for State Classifications.
4	Other Financial Instruments are derivative instruments and depreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.
5	As of June 30, 2016, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended June 30, 2016. The Level 3 securities comprised 0.6% of net assets of Seix Floating Rate High Income Fund and 0.0% of net assets of Seix High Income Fund.

The following is a reconciliation of investments as of June 30, 2016 in which significant unobservable inputs (Level 3) were used in determining fair value:

										Net Change
										in Unrealized
										Depreciation
										from
										Investments
	Balance			Change in			Transfers	Transfers	Balance	Still Held
	as of	Accrued	Realized	Unrealized			into	out	as of	as of
	3/31/2016	Discounts	Gain	Depreciation	Purchases	Sales	Level 3	of Level 3	6/30/2016	6/30/2016
Seix Floating Rate High Income Fund
Corporate Bonds
Oil & Gas	$24,497,837	$3,764	$2,175	$3,116,998	$—	$(744,269)	$—	$—	$26,876,505	$3,116,998

	$24,497,837	$3,764	$2,175	$3,116,998	$—	$(744,269)	$—	$—	$26,876,505	$3,116,998

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of June 30, 2016, securities valued at $22,264,786 were transferred from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures for International Equity Fund. The transfers were a result of certain foreign equity securities including a fair valuation adjustment factor applied to their equity prices as of June 30, 2016.

(b) Security Transactions — Security transactions are accounted for on a trade date basis.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2016 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The Funds, in accordance with guidance presented, have adopted FASB Accounting Standards Update (“ASU 2014-11”), Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

For International Equity Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund the value of the security loan obligation is classified as follows as of June 30, 2016:

International Equity Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,892,273	$—	$—	$—	$3,892,273

Total Borrowings	$3,892,273	$—	$—	$—	$3,892,273

Gross amount of recognized liabilities for securities lending transactions					$3,892,273

Large Cap Growth Stock Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,561,483	$—	$—	$—	$4,561,483

Total Borrowings	$4,561,483	$—	$—	$—	$4,561,483

Gross amount of recognized liabilities for securities lending transactions					$4,561,483

Large Cap Value Equity Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,169,775	$—	$—	$—	$2,169,775

Total Borrowings	$2,169,775	$—	$—	$—	$2,169,775

Gross amount of recognized liabilities for securities lending transactions					$2,169,775

Mid-Cap Value Equity Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$79,011,320	$—	$—	$—	$79,011,320

Total Borrowings	$79,011,320	$—	$—	$—	$79,011,320

Gross amount of recognized liabilities for securities lending transactions					$79,011,320

Small Cap Growth Stock Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,579,770	$—	$—	$—	$4,579,770

Total Borrowings	$4,579,770	$—	$—	$—	$4,579,770

Gross amount of recognized liabilities for securities lending transactions					$4,579,770

Seix Core Bond Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,907,316	$—	$—	$—	$1,907,316
U.S. Treasury Obligations	10,189,497	—	—	—	10,189,497

Total	$12,096,813	$—	$—	$—	$12,096,813

Total Borrowings	$12,096,813	$—	$—	$—	$12,096,813

Gross amount of recognized liabilities for securities lending transactions					$12,096,813

Seix Corporate Bond Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$683,528	$—	$—	$—	$683,528

Total Borrowings	$683,528	$—	$—	$—	$683,528

Gross amount of recognized liabilities for securities lending transactions					$683,528

Seix High Income Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$542,341	$—	$—	$—	$542,341
Corporate Bonds	64,218,139	—	—	—	64,218,139

Total	$64,760,480	$—	$—	$—	$64,760,480

Total Borrowings	$64,760,480	$—	$—	$—	$64,760,480

Gross amount of recognized liabilities for securities lending transactions					$64,760,480

Seix High Yield Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stock	$592,673	$—	$—	$—	$592,673
Corporate Bonds	42,310,292	—	—	—	42,310,292

Total	$42,902,965	$—	$—	$—	$42,902,965

Total Borrowings	$42,902,965	$—	$—	$—	$42,902,965

Gross amount of recognized liabilities for securities lending transactions					$42,902,965

Seix Total Return Bond Fund
	Remaining Contractual Maturity of the Agreements As of June 30, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,155,477	$—	$—	$—	$1,155,477
U.S. Treasury Obligations	83,502,851	—	—	—	83,502,851

Total	$84,658,328	$—	$—	$—	$84,658,328

Total Borrowings	$84,658,328	$—	$—	$—	$84,658,328

Gross amount of recognized liabilities for securities lending transactions					$84,658,328

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of June 30, 2016, the Funds had no unfunded loan commitments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of June 30, 2016, the Funds did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Master Limited Partnership — Certain Funds may invest in domestic master limited partnership (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

3. Tax Basis of Investments

As of June 30, 2016 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$14,966,298	$10,383,771	$(1,450,614)	$8,933,157
Capital Innovations Global Resources and Infrastructure Fund	4,129,215	412,839	(311,018)	101,821
International Equity Fund	48,707,843	4,017,648	(1,028,548)	2,989,100
Large Cap Growth Stock Fund	139,801,981	101,707,055	(5,555,482)	96,151,573
Large Cap Value Equity Fund	1,707,212,303	421,134,814	(12,735,286)	408,399,528
Mid-Cap Value Equity Fund	2,977,215,435	323,593,355	(81,066,971)	242,526,384
Small Cap Growth Stock Fund	49,925,805	10,303,876	(4,694,736)	5,609,140
Small Cap Value Equity Fund	715,076,789	220,177,406	(40,019,028)	180,158,378
Aggressive Growth Allocation Strategy	5,539,632	1,208,175	(43,918)	1,164,257
Conservative Allocation Strategy	60,261,132	3,566,172	(503,883)	3,062,289
Growth Allocation Strategy	35,046,875	6,243,680	(268,676)	5,975,004
Moderate Allocation Strategy	49,889,678	8,536,224	(246,332)	8,289,892
Seix Core Bond Fund	262,313,270	7,437,777	(411,006)	7,026,771
Seix Corporate Bond Fund	19,476,383	774,988	(128,924)	646,064
Seix Floating Rate High Income Fund	4,472,871,675	14,571,706	(230,364,032)	(215,792,326)
Seix Georgia Tax-Exempt Bond Fund	106,710,411	9,619,981	—	9,619,981
Seix High Grade Municipal Bond Fund	111,795,256	6,857,761	(837)	6,856,924
Seix High Income Fund	657,613,435	16,092,850	(29,427,573)	(13,334,723)
Seix High Yield Fund	598,737,952	12,354,032	(21,085,286)	(8,731,254)
Seix Investment Grade Tax-Exempt Bond Fund	642,234,011	40,348,681	(23,300)	40,325,381
Seix Limited Duration Fund	6,643,571	16,296	(3,005)	13,291
Seix North Carolina Tax-Exempt Bond Fund	31,454,209	2,316,723	(6,467)	2,310,256
Seix Short-Term Bond Fund	50,901,999	406,174	(15,794)	390,380
Seix Short-Term Municipal Bond Fund	36,759,838	271,311	(29)	271,282
Seix Total Return Bond Fund	1,054,120,372	28,586,851	(1,463,390)	27,123,461
Seix U.S. Government Securities Ultra-Short Bond Fund	1,553,150,603	15,364,325	(1,183,463)	14,180,862
Seix U.S. Mortgage Fund	36,988,514	754,443	(105)	754,338
Seix Ultra-Short Bond Fund	80,849,391	409,970	(44,287)	365,683
Seix Virginia Intermediate Municipal Bond Fund	64,332,247	4,602,330	(109)	4,602,221

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. An investment by a Fund representing greater than 10% of the voting securities of an issuer makes that issuer an affiliated holding of the Fund. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of June 30, 2016, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth International Equity Fund - IS Shares	36,978	—	2,566	34,412	$328,637	$—	$—	$(2,143)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	228,443	—	21,324	207,119	1,897,206	—	—	(54)
RidgeWorth Large Cap Value Equity Fund - IS Shares	98,912	2,352	7,940	93,324	1,438,121	—	—	21,995
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	46,042	—	3,255	42,787	539,976	—	—	9,465
RidgeWorth Seix Core Bond Fund - IS Shares	28	—	—	28	315	2	—	—
RidgeWorth Seix Corporate Bond Fund - I Shares	3,115	139	345	2,909	25,631	189	—	(116)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	1,023	133	136	1,020	8,673	117	—	(38)
RidgeWorth Seix High Income Fund - IS Shares	1,484	193	173	1,504	9,292	165	—	(90)
RidgeWorth Seix High Yield Fund - I Shares	1,114	144	132	1,126	9,075	139	—	(67)
RidgeWorth Seix Total Return Bond Fund - IS Shares	37,107	182	4,440	32,849	358,056	1,975	—	843
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	6,466	114	797	5,783	58,007	145	—	(67)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	15,500	—	1,105	14,395	130,560	—	—	(465)
RidgeWorth Small Cap Value Equity Fund - I Shares	12,445	—	860	11,585	139,014	—	—	2,135

Total					$4,942,563	$2,732	$—	$31,398

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth International Equity Fund - IS Shares	133,433	—	4,468	128,965	$1,231,618	$—	$—	$(5,323)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	831,070	—	42,709	788,361	7,221,391	—	—	(60,910)
RidgeWorth Large Cap Value Equity Fund - IS Shares	361,137	5,272	9,454	356,955	5,500,679	—	—	(14,171)
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	166,150	—	5,722	160,428	2,024,598	—	—	11
RidgeWorth Seix Core Bond Fund - IS Shares	787	4	—	791	8,776	43	—	—
RidgeWorth Seix Corporate Bond Fund - I Shares	126,239	904	3,306	123,837	1,091,001	7,851	—	(886)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	42,104	548	1,150	41,502	352,770	4,661	—	(219)
RidgeWorth Seix High Income Fund - IS Shares	61,354	1,039	1,609	60,784	375,647	6,561	—	(734)
RidgeWorth Seix High Yield Fund - I Shares	46,057	689	1,233	45,513	366,836	5,530	—	(109)
RidgeWorth Seix Total Return Bond Fund - IS Shares	1,711,650	8,814	44,910	1,675,554	18,263,538	95,676	—	(1,373)
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	264,754	626	6,993	258,387	2,591,620	6,265	—	(430)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	55,867	—	1,993	53,874	488,638	—	—	(9,471)
RidgeWorth Small Cap Value Equity Fund - I Shares	44,961	—	1,556	43,405	520,866	—	—	(802)

Total					$40,037,978	$126,587	$—	$(94,417)

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth International Equity Fund - IS Shares	225,468	—	39,216	186,252	$1,778,703	$—	$—	$(49,705)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	1,397,584	—	264,450	1,133,134	10,379,512	—	—	(110,581)
RidgeWorth Large Cap Value Equity Fund - IS Shares	606,458	—	94,890	511,568	7,883,259	—	—	299,674
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	280,471	—	48,333	232,138	2,929,578	—	—	146,544
RidgeWorth Seix Core Bond Fund - IS Shares	259	1	—	260	2,882	14	—	—
RidgeWorth Seix Corporate Bond Fund - I Shares	33,890	235	2,655	31,470	277,254	2,041	—	(745)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	11,197	141	813	10,525	89,467	1,203	—	762
RidgeWorth Seix High Income Fund - IS Shares	16,517	271	1,269	15,519	95,907	1,713	—	(610)
RidgeWorth Seix High Yield Fund - I Shares	12,268	178	971	11,475	92,489	1,425	—	83
RidgeWorth Seix Total Return Bond Fund - IS Shares	459,115	2,293	29,775	431,633	4,704,800	24,869	—	8,060
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	70,891	162	5,606	65,447	656,431	1,621	—	(375)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	93,941	—	16,693	77,248	700,641	—	—	(11,523)
RidgeWorth Small Cap Value Equity Fund - I Shares	75,768	—	13,147	62,621	751,457	—	—	35,810

Total					$30,342,380	$32,886	$—	$317,394

Name of Affiliated Issuer	Share Balance at March 31, 2016	Purchases	Sales	Share Balance at June 30, 2016	Value at June 30, 2016	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth International Equity Fund - IS Shares	229,673	—	37,695	191,978	$1,833,386	$—	$—	$(24,425)
RidgeWorth Large Cap Growth Stock Fund - IS Shares	1,427,377	—	254,466	1,172,911	10,743,862	—	—	(39,854)
RidgeWorth Large Cap Value Equity Fund - IS Shares	619,860	14,807	103,688	530,979	8,182,394	—	—	273,519
RidgeWorth Mid-Cap Value Equity Fund - IS Shares	285,572	—	46,670	238,902	3,014,941	—	—	180,112
RidgeWorth Seix Core Bond - IS Shares	704	3	209	498	5,518	36	—	(86)
RidgeWorth Seix Corporate Bond Fund - I Shares	91,110	632	12,907	78,835	694,536	5,481	—	(2,941)
RidgeWorth Seix Floating Rate High Income Fund - IS Shares	30,547	385	4,501	26,431	224,665	3,269	—	4,996
RidgeWorth Seix High Income Fund - IS Shares	44,701	734	6,754	38,681	239,047	4,628	—	(2,242)
RidgeWorth Seix High Yield Fund - I Shares	33,272	483	4,789	28,966	233,463	3,871	—	570
RidgeWorth Seix Total Return Bond Fund - IS Shares	1,234,708	6,191	175,105	1,065,794	11,617,152	67,219	—	155,453
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund - I Shares	191,200	437	27,200	164,437	1,649,299	4,372	—	(666)
RidgeWorth Small Cap Growth Stock Fund - IS Shares	96,134	—	15,684	80,450	729,682	—	—	(2,380)
RidgeWorth Small Cap Value Equity Fund - I Shares	77,312	—	12,623	64,689	776,267	—	—	40,632

Total					$39,944,212	$88,876	$—	$582,688

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was available to be issued. Management has determined that there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 24, 2016

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer and Chief Financial Officer

Date:	August 24, 2016